UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MLP ETF

Ticker: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$53	0.53%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index. The Secondary Index is designed to track the performance of the energy infrastructure MLP asset class in the United States.

The Secondary Index is composed of midstream Master Limited Partnerships (“MLPs”) engaged in the transportation, storage, and processing of natural resources, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.90%, while the Secondary Index increased 1.64%. The Fund had a net asset value of $52.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $49.04 per share on November 30, 2025.

The Fund posted gains over the reporting period amid supportive U.S. energy infrastructure fundamentals. Record domestic oil output in July 2025 and a jump in crude exports in late September helped sustain pipeline volumes and fee-based cash flows. Policy shifts ended the prior pause on liquid natural gas ("LNG") export permits and allowed projects to move forward, including final approval for a large Gulf Coast export facility, improving the outlook for gas flows that support midstream revenues. Recently completed pipeline projects also added meaningful takeaway capacity, much of it directed toward liquids and LNG export terminals, further enhancing throughput potential. At the same time, softer oil-price forecasts, declining rig counts, and concerns about weaker LNG demand acted as headwinds for the broader energy complex, while the Federal Reserve’s September 2025 rate cut provided a countervailing tailwind by easing financing conditions for capital-intensive infrastructure. Sector returns were further supported by strong free-cash-flow generation, which enabled continued distribution growth and share-buyback activity across many MLP operators.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MLP ETF - $18,023
S&P 500 Index (USD) (TR)* - $39,175
Solactive MLP Infrastructure Index (USD) (TR)* - $21,047
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X MLP ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive MLP Infrastructure Index (USD) (TR)Footnote Reference*
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,534	$10,806	$11,584
Nov/17	$10,397	$13,277	$10,551
Nov/18	$10,219	$14,111	$10,422
Nov/19	$9,550	$16,384	$9,737
Nov/20	$6,636	$19,244	$6,824
Nov/21	$9,124	$24,617	$9,430
Nov/22	$12,563	$22,350	$13,348
Nov/23	$14,547	$25,443	$16,102
Nov/24	$17,862	$34,066	$20,707
Nov/25	$18,023	$39,175	$21,047

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpa for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MLP ETF	0.90%	22.12%	6.07%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.63%
Solactive MLP Infrastructure Index (USD) (TR)Footnote Reference*	1.64%	25.27%	7.73%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,829,186,568	20	$8,049,696	18.71%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.7%
Energy	103.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	13.9%
Enterprise Products Partners	13.7%
MPLX	12.8%
Western Midstream Partners	11.1%
Plains All American Pipeline	10.2%
Sunoco	9.2%
Hess Midstream, Cl A	8.8%
Cheniere Energy Partners	6.6%
USA Compression Partners	5.3%
Genesis Energy	5.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpa

Global X Funds

Global X MLP ETF: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

MLPA-AR-2025

Global X Funds

Global X MLP & Energy Infrastructure ETF

Ticker: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$45	0.45%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of the Midstream Energy sector, which includes Master Limited Partnerships (“MLPs”) and energy infrastructure corporations. Midstream firms principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Secondary Index limits its exposure to MLPs in order to comply with applicable tax diversification rules. To be included in the Secondary Index, securities must be publicly traded in the United States. The Secondary Index is maintained by Solactive AG.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 0.65%, while the Secondary Index decreased 0.10%. The Fund had a net asset value of $64.25 per share on December 1, 2024 and ended the reporting period with a net asset value of $60.83 per share on November 30, 2025.

The Fund posted a slightly negative result over the reporting period despite North American energy infrastructure benefiting from steady production trends and a more supportive policy backdrop. U.S. crude output reached new highs in mid-2025, sustaining pipeline and Gulf Coast terminal volumes even as OPEC+ production signals weighed on broader sentiment. The outlook for natural gas improved after the Department of Energy lifted its LNG export-permit pause in January, bolstering confidence in midstream networks and pending liquefaction projects. Freeport LNG outages created brief feedgas disruptions, but operations normalized, and two major terminals set to open in 2025 should further expand export capacity. Policy conditions also helped, with the Federal Reserve’s September rate cut easing financing costs for capital-intensive infrastructure.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MLP & Energy Infrastructure ETF - $26,578
S&P 500 Index (USD) (TR)* - $39,175
Solactive MLP & Energy Infrastructure Index (USD) (TR)* - $28,570
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X MLP & Energy Infrastructure ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive MLP & Energy Infrastructure Index (USD) (TR)Footnote Reference*
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,545	$10,806	$11,693
Nov/17	$10,540	$13,277	$10,751
Nov/18	$10,494	$14,111	$10,780
Nov/19	$10,248	$16,384	$10,581
Nov/20	$8,881	$19,244	$9,220
Nov/21	$12,402	$24,617	$12,961
Nov/22	$16,279	$22,350	$17,149
Nov/23	$17,812	$25,443	$18,905
Nov/24	$26,753	$34,066	$28,598
Nov/25	$26,578	$39,175	$28,570

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpx for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MLP & Energy Infrastructure ETF	-0.65%	24.51%	10.27%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.63%
Solactive MLP & Energy Infrastructure Index (USD) (TR)Footnote Reference*	-0.10%	25.38%	11.07%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,592,365,944	29	$11,686,008	15.46%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	1.9%
Short-Term Investment	3.5%
Canada	24.8%
United States	75.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	9.0%
Enbridge	8.9%
TC Energy	8.8%
Kinder Morgan	7.9%
Cheniere Energy	6.7%
ONEOK	6.7%
DT Midstream	4.7%
MPLX	4.6%
Targa Resources	4.5%
Pembina Pipeline	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpx

Global X Funds

Global X MLP & Energy Infrastructure ETF: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

MLPX-AR-2025

Global X Funds

Global X Alternative Income ETF

Ticker: ALTY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$52	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend Alternatives Index (“Secondary Index”), and in American Depositary Receipts and Global Depositary Receipts based on the securities of the Secondary Index. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index targets five income-focused categories: MLPs & Infrastructure, Real Estate, Preferreds, Emerging Market Bonds, and Covered Calls.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 7.78%, while the Secondary Index increased 7.83%. The Fund had a net asset value of $12.15 per share on December 1, 2024 and ended the reporting period with a net asset value of $12.06 per share on November 30, 2025.

The Fund's performance was positive over the reporting period, supported by quantitative easing measures that were taken on a global scale. A September rate cut by the U.S. Federal Reserve paved the way for the Fund’s positive returns. The rate cut contributed to improving value for interest‑rate‑sensitive real‑asset exposures, which periodically excelled over the course of 2025. International exposures, meanwhile, experienced an even wider impact from easing interest rates as they worked in tandem with intermittent dips in the value of the U.S. dollar to create an improving backdrop for growth. Emerging market debt exposures were supported by rate and currency factors, and fundamental improvements to fiscal and monetary policy led to enhanced credit quality and wider access to emerging markets. Finally, the Fund's allocations to covered call strategies contributed to its positive performance due to intermittent bouts of volatility that supported premium collection capabilities.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Alternative Income ETF - $18,562
S&P 500 Index (USD) (TR)* - $39,175
Indxx SuperDividend® Alternatives Index (USD) - $19,107
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Nov/15
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Alternative Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx SuperDividend® Alternatives Index (USD)
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,104	$10,806	$11,192
Nov/17	$12,574	$13,277	$12,775
Nov/18	$12,812	$14,111	$13,122
Nov/19	$14,079	$16,384	$14,500
Nov/20	$12,230	$19,244	$12,504
Nov/21	$14,985	$24,617	$15,357
Nov/22	$13,990	$22,350	$14,363
Nov/23	$14,551	$25,443	$14,952
Nov/24	$17,222	$34,066	$17,719
Nov/25	$18,562	$39,175	$19,107

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/alty/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Alternative Income ETF	7.78%	8.70%	6.38%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.63%
Indxx SuperDividend® Alternatives Index (USD)	7.83%	8.85%	6.69%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,420,656	21	$174,358	11.07%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Utilities	8.3%
Energy	12.5%
Short-Term Investment	15.6%
Exchange-Traded Funds	79.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X SuperDividend® REIT ETFFootnote Reference**	20.2%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.2%
Global X Emerging Markets Bond ETFFootnote Reference**	19.8%
Global X U.S. Preferred ETFFootnote Reference**	18.8%
Northwestern Energy Group	1.5%
Portland General Electric	1.5%
Sunoco	1.4%
Brookfield Infrastructure	1.4%
Avista	1.4%
Black Stone Minerals	1.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/alty/

Global X Funds

Global X Alternative Income ETF: ALTY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

ALTY-AR-2025

Global X Funds

Global X Conscious Companies ETF

Ticker: KRMA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$45	0.43%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of well-managed companies that achieve financial performance in a sustainable and responsible manner as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP, the provider of the Secondary Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 9.64%, while the Secondary Index increased 10.10%. The Fund had a net asset value of $40.61 per share on December 1, 2024 and ended the reporting period with a net asset value of $44.11 per share on November 30, 2025.

Performance over the reporting period was positive, aided by a late-year shift toward easier U.S. monetary policy as the Federal Reserve cut rates in September, supporting valuation‑sensitive growth exposures in technology and communication services. U.S. sector‑level tailwinds tied to accelerating AI and data center build‑outs, supported megacap technology ecosystems that are prominent within the Fund's equity allocations. These "well-managed" companies demonstrated an ability to achieve solid financial results while operating in a sustainable and responsible manner. Additionally, the Fund's equal-weighting approach and sector balancing helped to mitigate concentration risk and provide diversified exposure during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Conscious Companies ETF - $32,660
S&P 500 Index (USD) (TR)* - $37,619
Concinnity Conscious Companies Index (USD) (TR)* - $34,084
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Jul/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Conscious Companies ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Concinnity Conscious Companies Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000	$10,000
Nov/16	$10,464	$10,377	$10,478
Nov/17	$12,865	$12,750	$12,941
Nov/18	$13,914	$13,550	$14,078
Nov/19	$16,050	$15,733	$16,317
Nov/20	$18,621	$18,479	$18,996
Nov/21	$23,433	$23,639	$24,018
Nov/22	$21,219	$21,462	$21,850
Nov/23	$23,139	$24,432	$23,929
Nov/24	$29,788	$32,712	$30,956
Nov/25	$32,660	$37,619	$34,084

Since its inception on July 11, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krma/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Conscious Companies ETF	9.64%	11.89%	13.43%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	15.15%
Concinnity Conscious Companies Index (USD) (TR)Footnote Reference*	10.10%	12.40%	13.94%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,051,968	142	$2,463,077	18.20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.0%
Materials	1.6%
Energy	2.1%
Real Estate	2.2%
Consumer Staples	3.6%
Industrials	6.2%
Communication Services	9.0%
Health Care	10.2%
Consumer Discretionary	11.3%
Financials	12.2%
Information Technology	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.5%
Apple	6.1%
Microsoft	5.4%
Alphabet, Cl A	4.6%
Amazon.com	2.9%
Broadcom	2.1%
Meta Platforms, Cl A	1.5%
Tesla	1.1%
Regeneron Pharmaceuticals	0.7%
Cardinal Health	0.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krma/

Global X Funds

Global X Conscious Companies ETF: KRMA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2025

KRMA-AR-2025

Global X Funds

Global X U.S. Preferred ETF

Ticker: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$23	0.23%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S. preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund decreased 1.52%, while the Secondary Index decreased 1.28%. The Fund had a net asset value of $20.51 per share on December 1, 2024 and ended the reporting period with a net asset value of $18.97 per share on November 30, 2025.

Over the reporting period, performance dipped slightly as interest-rate factors and credit risks outweighed positive sector news. The Federal Reserve maintained its restrictive policy until mid-September, when it delivered its first cut of 2025. Treasury issuance concerns and tariff-related inflation kept longer-term yields elevated, pressuring rate‑sensitive preferreds. Despite the rate cut, the 10‑year Treasury yield remained rangebound in the mid‑4% range for much of 2025. In the financial sector, which comprises the plurality of preferred issuers, June 2025 stress tests showed large U.S. banks passing with capital levels well above required minimums. The outlook improved late in the reporting period with officials signaling a lighter regulatory proposal, suggesting smaller capital increases for big banks—potentially positive for financial issuer flexibility. However, employment data and fears of a weakening economy later in the year weighed on preferred performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Preferred ETF - $12,215
S&P 500 Index (USD) (TR)* - $31,540
ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)^ * - $12,421
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/17
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X U.S. Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)Footnote Reference^Footnote Reference*
Sep/17	$10,000	$10,000	$10,000
Nov/17	$10,075	$10,690	$10,080
Nov/18	$9,801	$11,360	$9,829
Nov/19	$11,198	$13,191	$11,258
Nov/20	$12,108	$15,493	$12,189
Nov/21	$12,667	$19,819	$12,779
Nov/22	$10,916	$17,994	$11,019
Nov/23	$10,861	$20,484	$10,984
Nov/24	$12,403	$27,426	$12,582
Nov/25	$12,215	$31,540	$12,421

Since its inception on September 11, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffd/ for current month-end performance.

Footnote	Description
Footnote^	The ICE BofA Diversified Core U.S. Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X U.S. Preferred ETF	-1.52%	0.18%	2.46%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.99%
ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)Footnote Reference^Footnote Reference*	-1.28%	0.38%	2.67%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,252,601,012	216	$5,334,506	51.88%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.8%
Consumer Discretionary	1.8%
Materials	2.3%
Information Technology	3.7%
Real Estate	3.8%
Communication Services	4.9%
Industrials	5.5%
Utilities	14.2%
Financials	62.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Boeing, 6.00%	4.4%
Wells Fargo, 7.50%	2.3%
Citigroup Capital XIII, 10.47%	2.3%
Albemarle, 7.25%	2.2%
KKR, 6.25%	2.2%
NextEra Energy, 7.30%	1.8%
Hewlett Packard Enterprise, 7.63%	1.5%
NextEra Energy, 7.23%	1.3%
Bank of America, 7.25%	1.3%
Microchip Technology, 7.50%	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/pffd or upon request at 1-888-493-8631.

After the close of business on May 31, 2025, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index. As of April 1, 2025, constituents in the Fund's Secondary Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Secondary Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffd/

Global X Funds

Global X U.S. Preferred ETF: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

PFFD-AR-2025

Global X Funds

Global X S&P 500® Quality Dividend ETF

Ticker: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$20	0.20%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Quality High Dividend Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of S&P 500 stocks that exhibit both high quality and high dividend yield characteristics. Index constituents are equally-weighted, subject to a 25% sector weight cap.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 2.81%, while the Secondary Index decreased 2.60%. The Fund had a net asset value of $37.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.00 per share on November 30, 2025.

The Fund’s performance was negative during the reporting period, with headwinds stemming from defensive sectors of the market. A key catalyst was the shift in U.S. tariff policy announced during the middle of the reporting period. This drove negative sentiment towards consumer driven names within the Fund. The Federal Reserve’s mid‑September 2025 rate cut eased financing costs and aided rate‑sensitive dividend areas like utilities and the Fund's lack of exposure to this high-dividend-paying-sector was a detractor to performance. Reduced grocery spending among users of glucagon-like peptide-1 (“GLP-1”) drugs has contributed to valuation pressure on the Fund’s food and beverage holdings. Shifting leadership between defensive and growth cohorts limited upside and resulted in the Fund underperforming its Primary Index, the S&P 500 Index, over the course of the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Quality Dividend ETF - $17,524
S&P 500 Index (USD) (TR)* - $27,565
S&P 500® Quality High Dividend Index (USD) (TR)* - $17,891
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X S&P 500® Quality Dividend ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® Quality High Dividend Index (USD) (TR)Footnote Reference*
Jul/18	$10,000	$10,000	$10,000
Nov/18	$9,928	$9,929	$9,940
Nov/19	$11,021	$11,528	$11,074
Nov/20	$10,859	$13,540	$10,945
Nov/21	$13,732	$17,321	$13,881
Nov/22	$15,139	$15,726	$15,342
Nov/23	$14,577	$17,902	$14,811
Nov/24	$18,031	$23,969	$18,368
Nov/25	$17,524	$27,565	$17,891

Since its inception on July 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qdiv/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Quality Dividend ETF	-2.81%	10.04%	7.89%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.71%
S&P 500® Quality High Dividend Index (USD) (TR)Footnote Reference*	-2.60%	10.33%	8.19%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,798,311	65	$60,620	69.42%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.5%
Communication Services	4.3%
Financials	5.2%
Consumer Discretionary	6.6%
Information Technology	7.7%
Materials	8.1%
Health Care	10.9%
Energy	15.5%
Industrials	16.9%
Consumer Staples	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CH Robinson Worldwide	2.7%
Corning	2.7%
Valero Energy	2.1%
Johnson & Johnson	2.1%
Baker Hughes, Cl A	2.0%
Merck	2.0%
Hewlett Packard Enterprise	1.9%
Hasbro	1.9%
General Dynamics	1.9%
Medtronic PLC	1.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdiv/

Global X Funds

Global X S&P 500® Quality Dividend ETF: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

QDIV-AR-2025

Global X Funds

Global X Adaptive U.S. Factor ETF

Ticker: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$28	0.27%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies® U.S. Factor Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a subindex that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 5.81%, while the Secondary Index increased 6.14%. The Fund had a net asset value of $44.98 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.19 per share on November 30, 2025.

The Fund posted positive performance over the reporting period as U.S. economic policy shifted toward modest easing and the macro backdrop steadied. Inflation remained somewhat elevated throughout the reporting period, reducing immediate tightening risks while still limiting valuation multiple expansion potential. Labor conditions gradually softened, which favored the Fund’s multi‑factor equity exposure. The shutdown of the U.S. government in October 2025, which delayed key data releases and temporarily heightened investor uncertainty, as well as new tariff actions, which added cost pressures for supply chains, each created headwinds for the Fund. Additionally, manufacturing remained in contraction territory, however, expectations for continued policy support helped offset these headwinds and supported a positive outcome over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Adaptive U.S. Factor ETF - $22,881
S&P 500 Index (USD) (TR)* - $26,803
Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)* - $23,433
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Aug/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Adaptive U.S. Factor ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)Footnote Reference*
Aug/18	$10,000	$10,000	$10,000
Nov/18	$9,842	$9,654	$9,853
Nov/19	$10,853	$11,210	$10,900
Nov/20	$10,867	$13,166	$10,946
Nov/21	$13,368	$16,843	$13,509
Nov/22	$14,786	$15,291	$14,985
Nov/23	$16,136	$17,408	$16,412
Nov/24	$21,625	$23,307	$22,078
Nov/25	$22,881	$26,803	$23,433

Since its inception on August 24, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ausf/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Adaptive U.S. Factor ETF	5.81%	16.06%	12.05%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	14.52%
Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)Footnote Reference*	6.14%	16.44%	12.42%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$739,445,704	194	$1,490,876	74.51%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.1%
Energy	3.7%
Utilities	4.0%
Materials	4.2%
Consumer Staples	8.3%
Consumer Discretionary	9.5%
Communication Services	9.6%
Information Technology	11.1%
Health Care	11.6%
Industrials	12.8%
Financials	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Royalty Pharma, Cl A	2.2%
Verizon Communications	1.9%
AT&T	1.9%
Cencora	1.7%
Amdocs	1.7%
Cisco Systems	1.6%
Johnson & Johnson	1.6%
TJX	1.6%
CME Group, Cl A	1.6%
Walmart	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ausf/

Global X Funds

Global X Adaptive U.S. Factor ETF: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

AUSF-AR-2025

Global X Funds

Global X Variable Rate Preferred ETF

Ticker: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$25	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S.-listed variable rate preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.16%, while the Secondary Index increased 0.74%. The Fund had a net asset value of $24.32 per share on December 1, 2024 and ended the reporting period with a net asset value of $22.62 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, helped by floating-rate coupons while short-term benchmark rates remained elevated. The Federal Reserve lowered the target range to 4.00%–4.25% in September 2025, signaling additional easing, which softened coupon tailwinds but supported bank funding and credit conditions. Bank balance sheets were strong over the reporting period: the 2025 stress tests showed all major U.S. banks exceeded their capital requirements, reinforcing confidence in preferred securities which are largely issued by financial institutions. Progress in recalibrating the regulatory  proposal reduced the perceived risk of capital hikes for U.S. lenders, benefiting issuers of preferreds. Soft employment data and lingering credit fears kept investors cautious, reducing demand for additional credit risk and limiting the scope for further spread compression. Regardless, steady income from floating-rate coupons and clearer policy signals helped offset these pressures, resulting in a modest gain.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Variable Rate Preferred ETF - $12,867
S&P 500 Index (USD) (TR)* - $23,820
ICE U.S. Variable Rate Preferred Securities Index^ - $13,067
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jun/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Variable Rate Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	ICE U.S. Variable Rate Preferred Securities IndexFootnote Reference^
Jun/20	$10,000	$10,000	$10,000
Nov/20	$11,059	$11,701	$11,075
Nov/21	$11,788	$14,968	$11,837
Nov/22	$10,798	$13,589	$10,854
Nov/23	$11,340	$15,470	$11,417
Nov/24	$12,847	$20,713	$12,971
Nov/25	$12,867	$23,820	$13,067

Since its inception on June 22, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffv/ for current month-end performance.

Footnote	Description
Footnote^	The ICE U.S. Variable Rate Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Variable Rate Preferred ETF	0.16%	3.08%	4.74%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	15.28%	17.28%
ICE U.S. Variable Rate Preferred Securities IndexFootnote Reference^	0.74%	3.36%	5.04%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$301,502,345	58	$748,250	57.39%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	1.4%
Utilities	2.9%
Consumer Staples	4.4%
Financials	90.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Morgan Stanley, 4.87%	4.3%
Reinsurance Group of America, 7.13%	3.4%
Apollo Global Management, 7.63%	3.0%
US Bancorp, 4.77%	2.8%
Goldman Sachs Group, 4.80%	2.8%
Jackson Financial, 8.00%	2.7%
Bank of America, 6.45%	2.6%
MetLife, 5.30%	2.5%
Synchrony Financial, 8.25%	2.5%
Allstate, 7.19%	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/pffv or upon request at 1-888-493-8631.

After the close of business on May 31, 2025, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index. As of April 1, 2025 the constituents in the Fund's Secondary Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffv/

Global X Funds

Global X Variable Rate Preferred ETF: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

PFFV-AR-2025

Global X Funds

Global X Adaptive U.S. Risk Management ETF

Ticker: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$40	0.39%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Adaptive Wealth (the "Index Provider"), and is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to the Solactive US 1-3 Year Treasury Bond Index (“U.S. Treasury Position”). The Secondary Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by four technical indicators including moving average, drawdown, MACD, and volatility that had been developed by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.19%, while the Secondary Index increased 6.66%. The Fund had a net asset value of $36.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $37.94 per share on November 30, 2025.

Over the performance period, the Fund's performance was positive, supported by late‑period easing in U.S. financial conditions. A September 2025 rate cut to 4%–4.25% helped underpin equity valuations and reduced funding pressures. Inflation cooled to 2.70% year over year in July before rising to 3% in September as energy and tariff effects re-emerged. Growth concerns from a −0.20% contraction in Q1 2025 were alleviated by a 3.80% rebound in Q2, supporting equity exposure. In April, a Treasury sell-off briefly pushed yields higher and tightened financial conditions, favoring a defensive stance before improvement. Overall, the mid‑year growth rebound, gradual policy easing, and moderate inflation helped drive gains, while yield spikes and tariff news created periods where reducing risk could have preserved capital.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Adaptive U.S. Risk Management ETF - $16,084
S&P 500 Index (USD) (TR)* - $19,361
Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)* - $16,311
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jan/21
Nov/21
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Adaptive U.S. Risk Management ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)Footnote Reference*
Jan/21	$10,000	$10,000	$10,000
Nov/21	$12,013	$12,166	$11,960
Nov/22	$11,500	$11,045	$11,493
Nov/23	$11,835	$12,574	$11,889
Nov/24	$15,147	$16,835	$15,294
Nov/25	$16,084	$19,361	$16,311

Since its inception on January 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/onof for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Adaptive U.S. Risk Management ETF	6.19%	10.22%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	14.48%
Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)Footnote Reference*	6.66%	10.54%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,511,105	508	$508,509	364.95%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Exchange-Traded Fund	0.1%
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	10.4%
Communication Services	11.1%
Financials	12.7%
Information Technology	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.1%
Amazon.com	3.8%
Alphabet, Cl A	3.2%
Broadcom	3.2%
Alphabet, Cl C	2.7%
Meta Platforms, Cl A	2.4%
Tesla	2.1%
Eli Lilly	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/onof

Global X Funds

Global X Adaptive U.S. Risk Management ETF: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

ONOF-AR-2025

Global X Funds

Global X 1-3 Month T-Bill ETF

Ticker: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$7	0.07%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 Month US T-Bill Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury (“T-Bills”) that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Each security in the Secondary Index must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million on the selection date, as determined by Solactive AG, the provider of the Secondary Index. A zero-coupon bond is a bond that is sold at a discount, does not pay intermediary coupons, and pays its face value at maturity.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund increased 4.30%, while the Secondary Index increased 4.35%. The Fund had a net asset value of $100.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $100.40 per share on November 30, 2025.

The Fund ended the reporting period slightly higher, supported by elevated front‑end policy rates through most of the year and a modest U.S. Federal Reserve (“Fed”) rate cut in mid‑September 2025. Inflation hovered near 3% throughout the reporting period, keeping the Fed cautious and front-end yields elevated. The U.S. Department of the Treasury’s reliance on front-end issuance ensured ample supply of T-Bills throughout the reporting period. Demand stayed strong as money market fund assets reached record highs, indicating cash migrating into T‑bills and supporting liquidity and Treasury pricing of T-Bills. While T-bill yields eased somewhat after the September rate cut, income continued to underpin performance even as price moves were limited. Overall, the combination of elevated short‑term rates, steady T-bill supply, and contained inflation helped the Fund deliver a positive outcome.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X 1-3 Month T-Bill ETF - $11,250
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* † - $11,210
ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)* - $11,258
Solactive 1-3 Month US T-Bill Index (USD) (TR)* - $11,263
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
Jun/23
Nov/23
Nov/24
Nov/25

	Global X 1-3 Month T-Bill ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	Solactive 1-3 Month US T-Bill Index (USD) (TR)Footnote Reference*
Jun/23	$10,000	$10,000	$10,000	$10,000
Nov/23	$10,236	$9,924	$10,239	$10,241
Nov/24	$10,786	$10,606	$10,791	$10,794
Nov/25	$11,250	$11,210	$11,258	$11,263

Since its inception on June 20, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clip for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	As of November 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-3 Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index (USD) to reflect that the Bloomberg U.S. Aggregate Bond Index (USD) is more broadly representative of the overall applicable securities market.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X 1-3 Month T-Bill ETF	4.30%	4.93%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	5.70%	4.78%
ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	4.33%	4.96%
Solactive 1-3 Month US T-Bill Index (USD) (TR)Footnote Reference*	4.35%	4.98%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,722,817,966	32	$962,114	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	3.5%
U.S. Treasury Obligations	103.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.80%, 1/22/2026	7.4%
U.S. Treasury Bills, 3.85%, 1/8/2026	7.3%
U.S. Treasury Bills, 3.87%, 1/2/2026	6.5%
U.S. Treasury Bills, 3.44%, 2/5/2026	6.4%
U.S. Treasury Bills, 3.23%, 1/29/2026	6.0%
U.S. Treasury Bills, 3.76%, 2/12/2026	5.7%
U.S. Treasury Bills, 3.93%, 12/9/2025	5.3%
U.S. Treasury Bills, 3.77%, 2/19/2026	5.2%
U.S. Treasury Bills, 3.76%, 2/26/2026	5.2%
U.S. Treasury Bills, 1.20%, 1/27/2026	5.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clip

Global X Funds

Global X 1-3 Month T-Bill ETF: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

CLIP-AR-2025

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF

Ticker: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$26	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Cash Flow Kings 100 Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to large- and mid-capitalization U.S. equity securities that exhibit high free cash flow yields relative to the eligible universe of companies, as determined by the Index Administrator.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund increased 7.24%, while the Secondary Index increased 7.69%. The Fund had a net asset value of $33.59 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.21 per share on November 30, 2025.

Performance during the reporting period was positive, supported by a favorable backdrop for U.S. equities. A steady drop in long‑term yields beginning in the middle of the reporting period aided equity valuations for consumer cyclical and communication services companies held in the Fund. The Fund's sole investment in the Utilities sector during the reporting period, NRG Energy Inc., provided a significant level of positive performance amid increased electricity demand coupled with recent firm initiatives to increase its power plant portfolio. Security selection in the technology sector was a detractor to the Fund's performance as some hardware companies were negatively impacted by U.S. tariff policies. Retailers in the Fund's consumer defensive allocation underperformed as some holdings were forced to cut prices amid cost pressures from privately owned competitors.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Cash Flow Kings 100 ETF - $14,486
S&P 500 Index (USD) (TR)* - $16,052
Global X U.S. Cash Flow Kings 100 Index (USD) (GR) - $14,614
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jul/23
Nov/23
Nov/24
Nov/25

	Global X U.S. Cash Flow Kings 100 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Jul/23	$10,000	$10,000	$10,000
Nov/23	$10,646	$10,425	$10,657
Nov/24	$13,509	$13,959	$13,570
Nov/25	$14,486	$16,052	$14,614

Since its inception on July 10, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/flow for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X U.S. Cash Flow Kings 100 ETF	7.24%	16.74%
S&P 500 Index (USD) (TR)Footnote Reference*	15.00%	21.85%
Global X U.S. Cash Flow Kings 100 Index (USD) (GR)	7.69%	17.17%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,646,196	99	$32,545	103.20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.3%
Materials	4.8%
Industrials	7.7%
Communication Services	10.3%
Consumer Staples	11.3%
Health Care	13.1%
Consumer Discretionary	15.3%
Information Technology	18.0%
Energy	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Warner Bros Discovery	2.4%
Cognizant Technology Solutions, Cl A	2.3%
Bristol-Myers Squibb	2.2%
Diamondback Energy	2.2%
Halliburton	2.1%
Omnicom Group	2.1%
Fox, Cl A	2.1%
Pfizer	2.1%
Schlumberger	2.1%
Accenture PLC, Cl A	2.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flow

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

FLOW-AR-2025

Global X Funds

Global X Short-Term Treasury Ladder ETF

Ticker: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$12	0.12%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 1-3 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 1 and 3 years as of the last business day of February of each year (the “annual rebalance”). The Index allocates its holdings equally across two "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 1-2 year rung removed and new bonds with 2-3 year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 4.69%, while the Secondary Index increased 4.81%. The Fund had a net asset value of $50.02 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.40 per share on November 30, 2025.

Performance was positive over the past year, supported by elevated front-end U.S. Treasury yields and a modest price lift following the Federal Reserve’s September rate cut. Attractive short-maturity yields provided a steady income base, while expectations for additional easing encouraged some duration-seeking, adding to returns. Inflation remained above target but contained, which tempered views on aggressive rate cuts but kept the carry profile appealing for short-tenor instruments. The portfolio’s conservative positioning in the short end of the yield curve helped manage volatility and avoided the larger price swings seen in longer-dated bonds. Overall, attractive front-end yields and incremental price appreciation contributed to a modestly positive outcome, with income accrual driving most gains.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Short-Term Treasury Ladder ETF - $10,503
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $10,407
FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)* † - $10,518
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
Sep/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X Short-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$10,030	$9,990	$10,031
Oct/24	$10,002	$9,742	$10,005
Nov/24	$10,032	$9,845	$10,035
Dec/24	$10,070	$9,684	$10,074
Jan/25	$10,105	$9,736	$10,112
Feb/25	$10,150	$9,950	$10,159
Mar/25	$10,196	$9,954	$10,207
Apr/25	$10,278	$9,993	$10,287
May/25	$10,258	$9,921	$10,268
Jun/25	$10,315	$10,074	$10,326
Jul/25	$10,315	$10,047	$10,327
Aug/25	$10,391	$10,167	$10,406
Sep/25	$10,430	$10,278	$10,442
Oct/25	$10,462	$10,343	$10,476
Nov/25	$10,503	$10,407	$10,518

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sldr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	FTSE – Financial Times Stock Exchange

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Short-Term Treasury Ladder ETF	4.69%	4.09%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.70%	3.31%
FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	4.81%	4.21%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,758,523	84	$19,149	11.15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.88%, 3/31/2027	3.9%
U.S. Treasury Notes, 3.88%, 7/31/2027	3.7%
U.S. Treasury Notes, 2.63%, 5/31/2027	3.7%
U.S. Treasury Notes, 1.63%, 10/31/2026	3.5%
U.S. Treasury Notes, 3.75%, 4/30/2027	3.4%
U.S. Treasury Notes, 0.75%, 4/30/2026	3.4%
U.S. Treasury Notes, 1.50%, 8/15/2026	3.3%
U.S. Treasury Notes, 4.88%, 5/31/2026	3.3%
U.S. Treasury Notes, 0.75%, 8/31/2026	3.1%
U.S. Treasury Notes, 4.25%, 12/31/2026	3.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sldr/

Global X Funds

Global X Short-Term Treasury Ladder ETF: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

SLDR-AR-2025

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF

Ticker: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$12	0.12%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 3-10 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 3 and 10 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 3-4 year rung removed and new bonds with 9–10-year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.29%, while the Secondary Index increased 6.39%. The Fund had a net asset value of $48.85 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.05 per share on November 30, 2025.

Performance over the reporting period was positive, aided by the Federal Reserve's late-September decision to trim its policy rate by 0.25 percentage points, which generally supported intermediate U.S. Treasury prices. Earlier in the year, easing inflation strengthened expectations for Federal Reserve rate cuts and helped push yields lower in the 3- to 10-year part of the curve. By late summer, a soft August payrolls report increased demand for duration ahead of the September Fed meeting, which boosted intermediate-maturity Treasury prices. Treasury's quarterly refunding updates indicated steady coupon auction sizes while scaling up buybacks, easing concerns about supply increases and supporting market liquidity. However, the federal government shutdown that began on October 1 obscured the interest-rate outlook by delaying key data releases, weighing on late-period performance. Although some inflation readings came in above expectations and caused temporary setbacks, overall muted inflation, softer labor data, and a more accommodative Federal Reserve supported the Fund’s gains.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Intermediate-Term Treasury Ladder ETF - $10,418
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $10,407
FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)* † - $10,430
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
Sep/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X Intermediate-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$9,974	$9,990	$9,983
Oct/24	$9,730	$9,742	$9,735
Nov/24	$9,802	$9,845	$9,804
Dec/24	$9,682	$9,684	$9,688
Jan/25	$9,726	$9,736	$9,743
Feb/25	$9,917	$9,950	$9,934
Mar/25	$9,962	$9,954	$9,983
Apr/25	$10,098	$9,993	$10,104
May/25	$10,006	$9,921	$10,010
Jun/25	$10,132	$10,074	$10,140
Jul/25	$10,089	$10,047	$10,095
Aug/25	$10,240	$10,167	$10,252
Sep/25	$10,277	$10,278	$10,286
Oct/25	$10,331	$10,343	$10,342
Nov/25	$10,418	$10,407	$10,430

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mldr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	FTSE – Financial Times Stock Exchange

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Intermediate-Term Treasury Ladder ETF	6.29%	3.40%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.70%	3.31%
FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	6.39%	3.50%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,007,603	40	$4,666	10.79%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.38%, 5/15/2034	5.3%
U.S. Treasury Notes, 4.88%, 10/31/2030	5.1%
U.S. Treasury Notes, 4.50%, 5/31/2029	5.0%
U.S. Treasury Notes, 4.25%, 1/31/2030	4.9%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.9%
U.S. Treasury Notes, 4.00%, 1/31/2029	4.9%
U.S. Treasury Notes, 4.63%, 2/15/2035	4.4%
U.S. Treasury Notes, 4.38%, 8/31/2028	4.2%
U.S. Treasury Notes, 3.38%, 5/15/2033	4.2%
U.S. Treasury Notes, 3.75%, 12/31/2030	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mldr/

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

MLDR-AR-2025

Global X Funds

Global X Long-Term Treasury Ladder ETF

Ticker: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$12	0.12%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 10-30 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 10 and 30 years as of the last business day of February of each year (each an “annual rebalance”). It allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 10-11 year rung removed and new bonds with 29–30-year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 2.51%, while the Secondary Index increased 2.49%. The Fund had a net asset value of $47.61 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.72 per share on November 30, 2025.

The Fund finished the reporting period higher, beginning with a late-2024 rally in longer-maturity U.S. Treasuries after the Federal Reserve resumed easing in December. In the first half of 2025, signs of a cooling labor market and steady improvement in inflation led investors to expect additional policy easing. This environment supported the Fund portfolio’s exposure to interest-rate duration. By the second half of 2025, a gradual recovery took hold as both inflationary fears and tariff-related volatility receded.The Federal Reserve delivered its first interest rate cut of 2025 in mid‑September, lowering the policy rate and signaling the potential for additional reductions, which helped anchor rate expectations. Late in the reporting period, a temporary federal government shutdown curtailed data releases while the Bureau of Labor Statistics published the September CPI showing headline inflation above the Federal Reserve's target, tempering the rally and keeping long rates rangebound. The shift toward easier policy, stable issuance plans, and episodic risk‑off support outweighed inflation worries, leaving long‑duration U.S. government bonds modestly higher over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Long-Term Treasury Ladder ETF - $9,773
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $10,407
FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)* † - $9,770
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
$9,000
$8,800
Sep/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X Long-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$9,852	$9,990	$9,870
Oct/24	$9,376	$9,742	$9,379
Nov/24	$9,534	$9,845	$9,533
Dec/24	$9,071	$9,684	$9,069
Jan/25	$9,103	$9,736	$9,116
Feb/25	$9,511	$9,950	$9,558
Mar/25	$9,445	$9,954	$9,488
Apr/25	$9,410	$9,993	$9,405
May/25	$9,160	$9,921	$9,147
Jun/25	$9,382	$10,074	$9,371
Jul/25	$9,303	$10,047	$9,290
Aug/25	$9,345	$10,167	$9,340
Sep/25	$9,607	$10,278	$9,599
Oct/25	$9,723	$10,343	$9,719
Nov/25	$9,773	$10,407	$9,770

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lldr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	FTSE – Financial Times Stock Exchange

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Long-Term Treasury Ladder ETF	2.51%	-1.86%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.70%	3.31%
FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	2.49%	-1.89%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,106,529	95	$28,852	11.82%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 5/15/2038	3.5%
U.S. Treasury Bonds, 4.38%, 2/15/2038	2.8%
U.S. Treasury Bonds, 3.00%, 2/15/2048	2.7%
U.S. Treasury Bonds, 4.13%, 8/15/2053	2.5%
U.S. Treasury Bonds, 4.38%, 11/15/2039	2.5%
U.S. Treasury Bonds, 3.00%, 8/15/2052	2.5%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.5%
U.S. Treasury Bonds, 2.25%, 8/15/2046	2.5%
U.S. Treasury Bonds, 5.00%, 5/15/2037	2.4%
U.S. Treasury Bonds, 2.00%, 2/15/2050	2.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lldr/

Global X Funds

Global X Long-Term Treasury Ladder ETF: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

LLDR-AR-2025

Global X Funds

Global X PureCap℠ MSCI Communication Services ETF

Ticker: GXPC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about Global X PureCap℠ MSCI Communication Services ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpc. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Communication Services ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Communication Services Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Communication Services sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 20.55%, while the Secondary Index increased 20.75%. The Fund had a net asset value of $24.92 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $30.04 per share on November 30, 2025.

Performance was positive over the reporting period, supported by U.S. macro and policy developments relevant to communications, media, and telecom. A key tailwind was the Federal Reserve’s September rate cut, which eased discount‑rate pressure on long‑duration, ad‑driven platforms, improving risk sentiment across the sector. Advertising fundamentals also helped, with forecasters calling for U.S. ad growth in 2025 and faster gains in search engine and social media advertising platforms. Towards the end of the reporting period, investor optimism surrounding major U.S. online ad sellers added support to the Fund’s strategy. On the policy side, evolving discussions around federal broadband-affordability funding during the second half of 2025 added more clarity to subscriber-support programs, easing some near-term planning uncertainty for related U.S. holdings. Headwinds included steadying but continued U.S. inflation, regulatory actions such as the ad‑tech ruling against Google, and the ban‑or‑sale law for TikTok kept parts of the digital ecosystem in flux, yet these did not outweigh the broader macro and earnings support during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PureCap℠ MSCI Communication Services ETF - $12,055
S&P 500 Index (USD) (TR)* - $10,902
MSCI USA Communication Services Index (USD) (TR)* - $12,075
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X PureCap℠ MSCI Communication Services ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Communication Services Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,245	$10,049	$10,246
Aug/25	$10,590	$10,253	$10,593
Sep/25	$11,176	$10,627	$11,192
Oct/25	$11,368	$10,876	$11,384
Nov/25	$12,055	$10,902	$12,075

Since its inception on July 22, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxpc for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X PureCap℠ MSCI Communication Services ETF	20.55%
S&P 500 Index (USD) (TR)Footnote Reference*	9.02%
MSCI USA Communication Services Index (USD) (TR)Footnote Reference*	20.75%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,466,086	28	$10,632	5.33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	2.3%
U.S. Treasury Obligation	29.2%
Communication Services	97.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.1%
Alphabet, Cl A	28.0%
Alphabet, Cl C	23.5%
Meta Platforms, Cl A	21.5%
Netflix	7.0%
Walt Disney	2.9%
AT&T	2.9%
Verizon Communications	2.7%
Communication Services Select Sector SPDR Fund	1.7%
T-Mobile US	1.6%

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpc or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpc

Global X Funds

Global X PureCap℠ MSCI Communication Services ETF: GXPC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXPC-AR-2025

Global X Funds

Global X PureCap℠ MSCI Consumer Discretionary ETF

Ticker: GXPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about Global X PureCap℠ MSCI Consumer Discretionary ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpd. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Discretionary ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Discretionary Index ("Secondary Index").

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Consumer Discretionary sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 4.95%, while the Secondary Index increased 5.03%. The Fund had a net asset value of $25.05 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $26.29 per share on November 30, 2025.

The Fund posted gains over the reporting period as U.S. consumer-oriented shares benefited from resilient spending and an improving policy backdrop. Mid-year spending remained resilient, with July and August outlays continuing to expand and easing inflation supporting demand across retail, travel, and leisure categories. Policy-wise, the U.S. Federal Reserve delivered a rate cut in September, easing financing costs for discretionary categories that are sensitive to borrowing rates. New tariff measures lifted costs across goods, especially automotives, which pressured demand in parts of the sector but also expedited some purchases as consumers tried to avoid higher prices in the future. By late summer, inflation steadied and consumer spending rose, signaling continued demand for discretionary items despite persistent price pressures. Into October, purchasing sentiment softened and labor worries lingered, tempering gains in more cyclical areas, but the prospect of lower borrowing costs alongside steady income growth helped sustain sector momentum.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PureCapSM MSCI Consumer Discretionary ETF - $10,495
S&P 500 Index (USD) (TR)* - $10,902
MSCI USA Consumer Discretionary Index (USD) (TR)* - $10,503
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X PureCap℠ MSCI Consumer Discretionary ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Consumer Discretionary Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,904	$10,049	$9,907
Aug/25	$10,236	$10,253	$10,239
Sep/25	$10,543	$10,627	$10,547
Oct/25	$10,754	$10,876	$10,763
Nov/25	$10,495	$10,902	$10,503

Since its inception on July 22, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxpd for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X PureCap℠ MSCI Consumer Discretionary ETF	4.95%
S&P 500 Index (USD) (TR)Footnote Reference*	9.02%
MSCI USA Consumer Discretionary Index (USD) (TR)Footnote Reference*	5.03%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$14,459,074	52	$6,488	11.73%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	2.7%
U.S. Treasury Obligation	29.6%
Consumer Discretionary	95.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	31.9%
U.S. Treasury Bill, 3.92%, 12/30/2025	29.6%
Tesla	19.7%
Home Depot	5.7%
McDonald's	3.6%
TJX	2.7%
Booking Holdings	2.7%
Direxion Daily AMZN Bull 2X Shares	2.2%
Lowe's	2.2%
Starbucks	1.6%

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpd or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpd

Global X Funds

Global X PureCap℠ MSCI Consumer Discretionary ETF: GXPD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXPD-AR-2025

Global X Funds

Global X PureCap℠ MSCI Consumer Staples ETF

Ticker: GXPS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about Global X PureCap℠ MSCI Consumer Staples ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxps. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Staples ETF	$5	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Staples Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S. listed companies classified within the Consumer Staples sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the index provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund decreased 0.36%, while the Secondary Index decreased 0.29%. The Fund had a net asset value of $24.97 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $24.88 per share on November 30, 2025.

Performance softened over the period, as U.S. consumer-staples companies faced sticky inflation and policy crosscurrents that tempered investor appetite. Headline inflation hovered near 3% year over year in September, with food-at-home prices still rising, pressuring shopper budgets and limiting volume growth in packaged foods and household products. The Federal Reserve delivered a rate cut in mid-September, but tariff-related cost pass-throughs kept input and shelf-price pressures in focus for staples-exposed categories. Key raw materials were a mixed factor: cocoa costs stayed historically elevated for much of the year, prompting fresh price increases at major U.S. confectioners, a lag that kept confectionery margins tight. Policy developments affecting lower-income consumers, including enacted cuts to SNAP benefits and expanding state restrictions on eligible items, added uncertainty for value-focused grocers and mass merchants that underpin staples demand. Amid these headwinds, retail spending remained steady but uneven, August sales rose on a year-over-year basis, yet consumers’ price sensitivity persisted, leaving defensive staples slightly out of favor near quarter-end.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PureCap℠ MSCI Consumer Staples ETF - $9,964
S&P 500 Index (USD) (TR)* - $10,902
MSCI USA Consumer Staples Index (USD) (TR)* - $9,971
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X PureCap℠ MSCI Consumer Staples ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Consumer Staples Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,808	$10,049	$9,806
Aug/25	$9,960	$10,253	$9,961
Sep/25	$9,800	$10,627	$9,806
Oct/25	$9,575	$10,876	$9,580
Nov/25	$9,964	$10,902	$9,971

Since its inception on July 22, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxps for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X PureCap℠ MSCI Consumer Staples ETF	-0.36%
S&P 500 Index (USD) (TR)Footnote Reference*	9.02%
MSCI USA Consumer Staples Index (USD) (TR)Footnote Reference*	-0.29%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,611,271	35	$7,642	3.44%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	1.6%
U.S. Treasury Obligation	29.6%
Consumer Staples	98.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.6%
Walmart	17.0%
Costco Wholesale	14.2%
Procter & Gamble	12.2%
Coca-Cola	10.5%
Philip Morris International	8.6%
PepsiCo	6.3%
Altria Group	3.5%
Mondelez International, Cl A	2.6%
Colgate-Palmolive	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxps or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxps

Global X Funds

Global X PureCap℠ MSCI Consumer Staples ETF: GXPS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXPS-AR-2025

Global X Funds

Global X PureCap℠ MSCI Energy ETF

Ticker: GXPE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about Global X PureCap℠ MSCI Energy ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpe. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Energy ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Energy Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Energy sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 6.12%, while the Secondary Index increased 6.19%. The Fund had a net asset value of $24.99 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $26.52 per share on November 30, 2025.

Performance over the reporting period was modestly positive, supported by sector-specific developments and U.S. policy signals. U.S. crude oil output set a fresh record in July, while October data showed a dip in active rigs, a mix that tempered supply growth expectations and aided sentiment toward domestic producers. The U.S. Department of Energy’s solicitation to buy crude for the Strategic Petroleum Reserve added a policy tailwind, creating incremental demand that helped steady the outlook for upstream cash flows. In parallel, final approval for a major U.S. Gulf Coast Liquefied Natural Gas export project reinforced expectations for stronger long-term U.S. natural gas offtake, a supportive backdrop for gas producers and related infrastructure. Inventory readings into late October commercial crude levels hovering near or below five‑year norms with a subsequent weekly draw, which helped offset bouts of price volatility and underpinned refining and upstream margins. Additionally, an early‑October fire at a large Southern California refinery disrupted key units and heightened concerns about product supply on the West Coast, supporting sentiment across the downstream complex.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PureCapSM MSCI Energy ETF - $10,612
S&P 500 Index (USD) (TR)* - $10,902
MSCI USA Energy Index (USD) (TR)* - $10,619
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X PureCap℠ MSCI Energy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Energy Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,216	$10,049	$10,218
Aug/25	$10,576	$10,253	$10,580
Sep/25	$10,516	$10,627	$10,523
Oct/25	$10,372	$10,876	$10,380
Nov/25	$10,612	$10,902	$10,619

Since its inception on July 22, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxpe for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X PureCap℠ MSCI Energy ETF	6.12%
S&P 500 Index (USD) (TR)Footnote Reference*	9.02%
MSCI USA Energy Index (USD) (TR)Footnote Reference*	6.19%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$530,350	23	$212	0.00%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	22.6%
Energy	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	29.2%
U.S. Treasury Bill, 3.92%, 12/30/2025	22.6%
Chevron	17.3%
ConocoPhillips	6.5%
Williams	4.3%
Marathon Petroleum	3.5%
EOG Resources	3.4%
Phillips 66	3.3%
Valero Energy	3.2%
Kinder Morgan	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpe or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpe

Global X Funds

Global X PureCap℠ MSCI Energy ETF: GXPE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXPE-AR-2025

Global X Funds

Global X PureCap℠ MSCI Information Technology ETF

Ticker: GXPT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about Global X PureCap℠ MSCI Information Technology ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpt. You can also request this information by contacting us at 1-888-493-8631.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Information Technology ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Information Technology Index ("Secondary Index").

The Secondary Index is designed to track the performance of the U.S. listed companies classified within the Information Technology sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the index provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 11.70%, while the Secondary Index increased 11.82%. The Fund had a net asset value of $24.62 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $27.50 per share on November 30, 2025.

Performance was positive over the reporting period, supported by easier financial conditions after the Federal Reserve delivered a quarter‑point cut on September 17, 2025, a shift that typically benefits the information technology sector. Even with headline inflation at 3.00% year over year in September, the data were consistent with a gradual policy pivot, helping keep discount‑rate headwinds in check for the sector. Strong AI‑driven capital spending plans from major U.S. platforms continued to bolster demand across semiconductors, hardware, and software. Industry trackers likewise reported record data center investment in 2Q 2025, reinforcing growth expectations around AI infrastructure suppliers. Policy headlines created some cross‑currents: the U.S. tightened semiconductor export permissions to China by revoking fast‑track authorizations for certain overseas fabrication plants, a development that can weigh on U.S. equipment makers with China exposure even as domestic spending remains solid. Separately, the Trump administration’s decision to revisit grant terms of the CHIPS Act introduced uncertainty for onshore projects, but the stated objective of safeguarding U.S. leadership in AI computing supported sentiment among key industry groups.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PureCap℠ MSCI Information Technology ETF - $11,170
S&P 500 Index (USD) (TR)* - $10,902
MSCI USA Information Technology Index (USD) (TR)* - $11,182
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Jul/25
Jul/25
Aug/25
Sep/25
Oct/25
Nov/25

	Global X PureCap℠ MSCI Information Technology ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Information Technology Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,232	$10,049	$10,234
Aug/25	$10,268	$10,253	$10,268
Sep/25	$11,020	$10,627	$11,025
Oct/25	$11,714	$10,876	$11,723
Nov/25	$11,170	$10,902	$11,182

Since its inception on July 22, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxpt for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X PureCap℠ MSCI Information Technology ETF	11.70%
S&P 500 Index (USD) (TR)Footnote Reference*	9.02%
MSCI USA Information Technology Index (USD) (TR)Footnote Reference*	11.82%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,654,387	92	$19,753	2.80%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	0.5%
U.S. Treasury Obligation	29.5%
Information Technology	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.5%
NVIDIA	20.8%
Apple	20.0%
Microsoft	16.8%
Broadcom	8.7%
Palantir Technologies, Cl A	1.9%
Advanced Micro Devices	1.7%
Oracle	1.7%
Cisco Systems	1.5%
International Business Machines	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpt or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxpt

Global X Funds

Global X PureCap℠ MSCI Information Technology ETF: GXPT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXPT-AR-2025

Global X Funds

Global X U.S. 500 ETF

Ticker: GXLC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X U.S. 500 ETF (the "Fund") for the period from September 23, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/gxlc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 ETF	$0	0.02%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive GBS United States 500 Index (the “Secondary Index”).

The Secondary Index is designed to track the performance of the largest 500 companies that are listed on U.S. exchanges and traded in U.S. dollars, as determined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). The Secondary Index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) that are listed on a U.S. exchange included in a list of eligible exchanges identified by the Index Provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 2.81%, while the Secondary Index increased 2.86%. The Fund had a net asset value of $80.10 per share on September 23, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $82.35 per share on November 30, 2025.

U.S. equities benefited as the Federal Reserve delivered a rate cut in September, easing discount-rate pressure on long-duration technology and consumer growth holdings, which positively impacted the Fund's performance. Meanwhile, U.S. GDP advances supported earnings expectations for broad U.S. sectors. Additionally, mega-cap platforms outlined significant AI infrastructure spending, buoying sentiment for information technology and communication services holdings tied to data centers, cloud, and semiconductors. Inflation steadied while unemployment came in above forecasts, reinforcing an easier policy path and underpinning valuation multiples for the largest capitalization holdings in the Fund. While new U.S. tariff actions injected cost and supply-chain uncertainty for import-reliant consumer and industrial companies, phased implementation and device exemptions tempered some immediate pressures, and the Fund recorded positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. 500 ETF - $10,281
S&P 500 Index (USD) (TR)* - $10,309
Solactive GBS United States 500 Index (USD) (TR)* - $10,286
$10,400
$10,350
$10,300
$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
$9,950
Sep/25
Sep/25
Oct/25
Nov/25

	Global X U.S. 500 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive GBS United States 500 Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000	$10,000
Sep/25	$10,041	$10,049	$10,041
Oct/25	$10,276	$10,284	$10,282
Nov/25	$10,281	$10,309	$10,286

Since its inception on September 23, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/gxlc for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X U.S. 500 ETF	2.81%
S&P 500 Index (USD) (TR)Footnote Reference*	3.09%
Solactive GBS United States 500 Index (USD) (TR)Footnote Reference*	2.86%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,117,628	504	$146	1.21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	10.3%
Communication Services	11.1%
Financials	12.7%
Information Technology	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.1%
Amazon.com	3.8%
Broadcom	3.2%
Alphabet, Cl A	3.1%
Alphabet, Cl C	2.7%
Meta Platforms, Cl A	2.4%
Tesla	2.1%
Eli Lilly	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/gxlc

Global X Funds

Global X U.S. 500 ETF: GXLC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

GXLC-AR-2025

Global X Funds

Global X U.S. Natural Gas ETF

Ticker: LNGX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X U.S. Natural Gas ETF (the "Fund") for the period from October 28, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lngx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Natural Gas ETF	$4	0.45%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Natural Gas Index (the "Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider.

The Secondary Index is designed to provide exposure to U.S. companies with pureplay exposure to the Natural Gas and Natural Gas Liquids (“NGLs”) value-chain. Eligible companies include those engaged in the exploration, production, and initial processing of Natural Gas and NGLs (“upstream”), as well as transportation, storage, processing, offshore exports, and liquefaction infrastructure that processes liquid natural gas (“LNG ”) for export (“midstream”). The Fund aims to deliver access to the U.S. natural gas supply chain as a subset of the broader oil & gas industry, with upstream inclusion based on the proportion of proven reserves attributable to Natural Gas and NGLs, and midstream inclusion based on revenues attributable to Natural Gas and NGLs.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 9.99%, while the Secondary Index increased 10.05%. The Fund had a net asset value of $34.04 per share on October 28, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $37.44 per share on November 30, 2025.

Over the reporting period, the Fund gained as U.S. policy and market signals favored the domestic natural gas value chain, with the federal government easing regulatory overhang around energy infrastructure builds and environmental reviews. Progress on bringing new Gulf Coast export facilities online increased expectations for feedgas demand, as several major terminals reached key commissioning milestones. Colder temperatures and elevated natural gas prices later in the reporting period tightened balances and contributed to the U.S. Energy Information Administration lifting its 2025 Henry Hub outlook, improving cash flow expectations for gas-levered producers. Overall, clearer permitting signals and approaching new U.S. LNG capacity supported the Fund’s U.S. upstream and midstream holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Natural Gas ETF - $10,999
S&P 500 Index (USD) (TR)* - $9,952
Global X U.S. Natural Gas Index (USD) (NR)† - $11,005
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
Oct/25
Nov/25

	Global X U.S. Natural Gas ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Natural Gas Index (USD) (NR)Footnote Reference†
Oct/25	$10,000	$10,000	$10,000
Nov/25	$10,999	$9,952	$11,005

Since its inception on October 28, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lngx for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	Cumulative Since Inception
Global X U.S. Natural Gas ETF	9.99%
S&P 500 Index (USD) (TR)Footnote Reference*	-0.48%
Global X U.S. Natural Gas Index (USD) (NR)Footnote Reference†	10.05%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,995,465	35	$758	0.80%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.5%
Energy	96.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Chesapeake Energy	8.1%
EQT	8.1%
Coterra Energy	8.0%
Antero Resources	5.0%
Range Resources	4.4%
DT Midstream	4.2%
ONEOK	4.1%
Ovintiv	4.1%
Permian Resources, Cl A	4.1%
Devon Energy	4.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lngx

Global X Funds

Global X U.S. Natural Gas ETF: LNGX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

LNGX-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MLP ETF (ticker: MLPA)

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X Alternative Income ETF (ticker: ALTY)

Global X Conscious Companies ETF (ticker: KRMA)

Global X U.S. Preferred ETF (ticker: PFFD)

Global X S&P 500® Quality Dividend ETF (ticker: QDIV)

Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Global X Variable Rate Preferred ETF (ticker: PFFV)

Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)

Global X 1-3 Month T-Bill ETF (ticker: CLIP)

Global X U.S. Cash Flow Kings 100 ETF (ticker: FLOW)

Global X Short-Term Treasury Ladder ETF (ticker: SLDR)

Global X Intermediate-Term Treasury Ladder ETF (ticker: MLDR)

Global X Long-Term Treasury Ladder ETF (ticker: LLDR)

Global X PureCapSM MSCI Communication Services ETF (ticker: GXPC)

Global X PureCapSM MSCI Consumer Discretionary ETF (ticker: GXPD)

Global X PureCapSM MSCI Consumer Staples ETF (ticker: GXPS)

Global X PureCapSM MSCI Energy ETF (ticker: GXPE)

Global X PureCapSM MSCI Information Technology ETF (ticker: GXPT)

Global X U.S. 500 ETF (ticker: GXLC)

Global X U.S. Natural Gas ETF (ticker: LNGX)

Annual Financials and Other Information

November 30, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	November 30, 2025
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 98.0%
Energy — 94.3%
Cheniere Energy Partners	2,231,698	$121,627,541
CrossAmerica Partners	100	2,040
Delek Logistics Partners	1,049,033	48,087,673
Energy Transfer	15,184,392	253,731,190
Enterprise Products Partners	7,627,364	249,719,897
Genesis Energy	5,889,386	91,815,528
Global Partners	1,641,923	72,211,773
Martin Midstream Partners	100	261
MPLX	4,303,814	233,826,215
NGL Energy Partners *	100	983
Plains All American Pipeline	10,684,057	186,009,432
Sunoco	2,990,540	168,158,064
USA Compression Partners	3,855,111	97,341,553
USD Partners *	100	1
Western Midstream Partners	5,166,741	203,207,923
		1,725,740,074
Utilities — 3.7%
Suburban Propane Partners (A)	3,417,412	66,810,405
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $835,722,309)		1,792,550,479

COMMON STOCK — 8.8%
Energy — 8.8%
Hess Midstream, Cl A	4,793,703	161,451,917
ONEOK	100	7,282
Summit Midstream *	100	2,504
		161,461,703
Utilities — 0.0%
Star Group	100	1,200
TOTAL COMMON STOCK (Cost $147,860,585)		161,462,903
TOTAL INVESTMENTS — 106.8% (Cost $983,582,894)		$1,954,013,382

Percentages are based on Net Assets of $1,829,186,568.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X MLP ETF

*	Non-income producing security.

(A)	Affiliated investment.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Suburban Propane Partners

$54,637,224	$26,682,570	$(16,527,646)	$3,238,546	$(1,220,289)	$66,810,405	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.2%
CANADA — 24.8%
Energy — 24.8%
Enbridge (A)	4,721,904	$230,334,477
Pembina Pipeline (A)	3,015,047	117,556,683
South Bow	2,358,604	65,003,126
TC Energy	4,186,214	229,069,630

TOTAL CANADA		641,963,916
UNITED STATES — 49.4%
Energy — 49.4%
Antero Midstream	3,750,985	67,555,240
Archrock	1,933,964	47,459,476
Cheniere Energy	830,711	173,170,015
DT Midstream	1,005,116	122,081,389
Hess Midstream, Cl A	1,465,248	49,349,553
Kinder Morgan	7,532,273	205,781,698
Kinetik Holdings, Cl A (A)	453,098	15,713,439
Kodiak Gas Services	749,803	26,393,066
NextDecade *	1,699,501	10,383,951
ONEOK	2,369,460	172,544,077
Targa Resources	671,053	117,642,301
Venture Global, Cl A (A)	5,323,428	39,712,773
Williams	3,824,475	233,025,262

TOTAL UNITED STATES		1,280,812,240
TOTAL COMMON STOCK (Cost $1,698,919,831)		1,922,776,156

MASTER LIMITED PARTNERSHIPS — 25.7%
UNITED STATES — 25.7%
Energy — 25.7%
Cheniere Energy Partners	455,246	24,810,907
Delek Logistics Partners	210,029	9,627,729
Energy Transfer	6,821,573	113,988,485
Enterprise Products Partners	3,585,361	117,384,719
Genesis Energy	1,199,478	18,699,862
MPLX	2,192,005	119,091,632
Plains All American Pipeline	5,246,764	91,346,161
Plains GP Holdings, Cl A	2,211,096	40,993,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
USA Compression Partners	842,076	$21,262,419
Western Midstream Partners	2,753,553	108,297,240
TOTAL UNITED STATES		665,502,874
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $406,234,571)		665,502,874

	Face Amount
U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bill 3.920%, 12/30/2025(B)	$50,000,000	49,843,873
TOTAL U.S. TREASURY OBLIGATION (Cost $49,848,139)		49,843,873

	Shares
SHORT-TERM INVESTMENT(C)(D) — 3.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.900% (Cost $90,788,261)	90,788,261	90,788,261
TOTAL INVESTMENTS — 105.3% (Cost $2,245,790,802)		$2,728,911,164

Percentages are based on Net Assets of $2,592,365,944.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $90,512,677.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $90,788,261. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2025.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,922,776,156	$—	$—	$1,922,776,156
Master Limited Partnerships	665,502,874	—	—	665,502,874
U.S. Treasury Obligation	—	49,843,873	—	49,843,873
Short-Term Investment	90,788,261	—	—	90,788,261
Total Investments in Securities	$2,679,067,291	$49,843,873	$—	$2,728,911,164

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 79.1%
International Equity — 20.3%
Global X SuperDividend® REIT ETF (A)(B)	361,258	$7,974,987
Domestic Equity — 39.0%
Global X Nasdaq 100® Covered Call ETF (B)(C)(D)	456,317	7,971,858
Global X U.S. Preferred ETF (B)(E)	390,623	7,406,212
		15,378,070
Foreign Fixed Income — 19.8%
Global X Emerging Markets Bond ETF (B)(F)	324,027	7,812,291
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,708,714)		31,165,348

COMMON STOCK — 11.9%
Energy — 3.6%
Antero Midstream	25,682	462,533
Hess Midstream, Cl A	13,706	461,618
ONEOK	6,731	490,151
		1,414,302
Utilities — 8.3%
ALLETE	7,560	511,207
Avista	13,158	544,478
Brookfield Infrastructure	12,046	549,900
Edison International	8,873	522,531
Northwestern Energy Group	8,553	590,927
Portland General Electric	11,294	573,961
		3,293,004
TOTAL COMMON STOCK (Cost $4,192,485)		4,707,306

MASTER LIMITED PARTNERSHIPS — 8.9%
Energy — 8.9%
Alliance Resource Partners	20,692	504,264
Black Stone Minerals	37,275	522,968
Dorchester Minerals	19,163	420,532
Energy Transfer	28,114	469,785
Enterprise Products Partners	15,352	502,625
MPLX	9,621	522,709

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	9,940	$558,926
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,246,574)		3,501,809

SHORT-TERM INVESTMENT(G)(H) — 15.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.900% (Cost $6,148,800)	6,148,800	6,148,800
TOTAL INVESTMENTS — 115.5% (Cost $48,296,573)		$45,523,263

Percentages are based on Net Assets of $39,420,656.

(A)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $5,967,752.
(E)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $6,148,800. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.
(H)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2025.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Alternative Income ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2025	Income	Capital Gains
Global X SuperDividend® REIT ETF

$6,483,682	$2,143,581	$(1,042,217)	$990,610	$(600,669)	$7,974,987	$406,214	$12,893
Global X Emerging Markets Bond ETF

6,715,131	2,242,774	(1,442,319)	428,505	(131,800)	7,812,291	431,773	—
Global X Nasdaq 100® Covered Call ETF

6,861,142	2,120,918	(785,386)	(196,972)	(27,844)	7,971,858	876,125	—
Global X U.S. Preferred ETF

6,671,832	2,083,670	(835,098)	(324,310)	(189,882)	7,406,212	413,007	—
Totals:

$26,731,787	$8,590,943	$(4,105,020)	$897,833	$(950,195)	$31,165,348	$2,127,119	$12,893

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 9.0%
Alphabet, Cl A	24,014	$7,688,803
Comcast, Cl A	30,006	800,860
Electronic Arts	4,376	884,083
Live Nation Entertainment *	5,748	755,575
Meta Platforms, Cl A	4,020	2,604,759
Netflix *	8,028	863,652
Trade Desk, Cl A *	16,897	668,445
Verizon Communications	22,633	930,443
		15,196,620
Consumer Discretionary — 11.3%
Amazon.com *	20,683	4,823,689
Booking Holdings	173	850,241
BorgWarner	19,978	860,253
Dick’s Sporting Goods	3,899	805,417
eBay	9,038	748,256
Hilton Worldwide Holdings	3,280	934,898
Home Depot	2,272	810,922
Lear	8,621	925,551
Lululemon Athletica *	4,931	908,192
Marriott International, Cl A	3,239	987,215
NIKE, Cl B	12,714	821,706
PulteGroup	7,290	927,215
Tesla *	4,271	1,837,256
TJX	6,192	940,689
Ulta Beauty *	1,698	914,933
Yum! Brands	6,129	939,024
		19,035,457
Consumer Staples — 3.6%
Coca-Cola	12,604	921,604
Colgate-Palmolive	11,265	905,593
Costco Wholesale	944	862,429
Kimberly-Clark	7,388	806,179
PepsiCo	5,798	862,395
Procter & Gamble	5,762	853,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	8,275	$914,470
		6,126,368
Energy — 2.1%
Chevron	5,647	853,431
ConocoPhillips	9,981	885,215
EOG Resources	8,258	890,625
ONEOK	12,805	932,460
		3,561,731
Financials — 12.2%
American Express	2,458	897,834
Bank of America	16,712	896,599
Bank of New York Mellon	8,137	912,158
Capital One Financial	3,905	855,468
Charles Schwab	9,306	862,945
Citigroup	8,895	921,522
FactSet Research Systems	3,080	853,992
Hartford Financial Services Group	7,023	962,362
JPMorgan Chase	2,924	915,446
Mastercard, Cl A	1,531	842,861
MetLife	11,167	854,946
Moody’s	1,789	878,005
Morgan Stanley	5,362	909,717
Nasdaq	9,935	903,290
PayPal Holdings	12,593	789,455
Principal Financial Group	11,035	935,989
Progressive	4,011	917,677
Prudential Financial	8,600	930,950
S&P Global	1,795	895,400
Synchrony Financial	11,739	908,129
T Rowe Price Group	8,485	868,694
Travelers	3,255	953,259
Visa, Cl A	2,528	845,464
		20,512,162
Health Care — 10.2%
Abbott Laboratories	6,927	892,890
AbbVie	3,854	877,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	5,934	$910,869
Amgen	3,011	1,040,180
Boston Scientific *	8,689	882,629
Bristol-Myers Squibb	20,047	986,312
Cardinal Health	5,428	1,152,147
Cigna Group	2,911	807,162
Eli Lilly	1,064	1,144,300
Gilead Sciences	7,265	914,228
Intuitive Surgical *	1,608	922,156
Johnson & Johnson	4,615	954,936
Merck	10,043	1,052,808
Regeneron Pharmaceuticals	1,520	1,185,889
Stryker	2,301	854,085
UnitedHealth Group	2,425	799,692
Vertex Pharmaceuticals *	2,086	904,510
Zoetis, Cl A	6,020	771,644
		17,053,993
Industrials — 6.2%
Automatic Data Processing	3,128	798,578
Booz Allen Hamilton Holding, Cl A	9,613	802,301
Caterpillar	1,682	968,428
Cummins	2,086	1,038,786
Delta Air Lines	14,414	923,937
General Dynamics	2,504	855,442
Jacobs Solutions	5,506	742,264
Lockheed Martin	1,810	828,727
Oshkosh	6,300	807,534
Owens Corning	6,878	778,865
Union Pacific	4,055	940,071
United Parcel Service, Cl B	10,074	964,988
		10,449,921
Information Technology — 40.5%
Adobe *	2,484	795,203
Advanced Micro Devices *	3,474	755,699
Akamai Technologies *	11,706	1,047,921
Amphenol, Cl A	6,566	925,149
Analog Devices	3,691	979,370

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	36,701	$10,234,074
Applied Materials	3,841	968,892
Arista Networks *	5,712	746,444
Arrow Electronics *	7,324	791,065
Autodesk *	2,809	852,082
Avnet	17,063	810,663
Broadcom	8,910	3,590,374
Cadence Design Systems *	2,545	793,633
CDW	5,554	800,998
Cirrus Logic *	6,727	809,527
Cisco Systems	12,439	957,057
Crowdstrike Holdings, Cl A *	1,667	848,770
Dell Technologies, Cl C	5,539	738,626
Dynatrace *	17,463	778,151
First Solar *	3,639	993,156
Gartner *	3,512	817,383
Hewlett Packard Enterprise	37,387	817,654
HP	31,765	775,701
HubSpot *	1,871	687,256
Intuit	1,287	816,061
Keysight Technologies *	5,184	1,026,173
Littelfuse	3,261	834,881
Micron Technology	4,013	948,994
Microsoft	18,376	9,041,176
Monolithic Power Systems	818	759,243
Motorola Solutions	2,002	740,099
NetApp	7,532	840,270
NVIDIA	61,834	10,944,618
Oracle	3,101	626,247
Palo Alto Networks *	4,046	769,266
PTC *	4,290	752,595
QUALCOMM	5,200	874,068
Salesforce	3,448	794,902
ServiceNow *	946	768,540
Synopsys *	1,893	791,293
Teradyne	6,089	1,107,528
Texas Instruments	5,194	873,994
Trimble *	10,792	878,685
Universal Display	5,976	710,726

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	3,620	$780,544
		67,994,751
Materials — 1.6%
Mosaic	29,306	717,704
Nucor	6,334	1,010,210
Steel Dynamics	5,745	964,183
		2,692,097
Real Estate — 2.2%
CBRE Group, Cl A *	5,392	872,587
Host Hotels & Resorts ‡	53,282	939,362
Jones Lang LaSalle *	2,772	902,813
ProLogis ‡	6,950	893,283
		3,608,045
Utilities — 1.0%
American Water Works	6,206	807,214
Exelon	18,291	861,872
		1,669,086
TOTAL UNITED STATES		167,900,231
TOTAL COMMON STOCK (Cost $155,547,303)		167,900,231
TOTAL INVESTMENTS — 99.9% (Cost $155,547,303)		$167,900,231

Percentages are based on Net Assets of $168,051,968.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA — 1.0%
Financials — 0.8%
Aspen Insurance Holdings, 7.000%	173,115	$4,339,993
Aspen Insurance Holdings, 5.625%	193,897	3,982,645
RenaissanceRe Holdings, 5.750%	191,300	4,313,815
RenaissanceRe Holdings, 4.200%	380,897	6,082,925
		18,719,378
Industrials — 0.2%
Triton International, 7.375%	133,249	3,292,583
TOTAL BERMUDA		22,011,961
CANADA — 0.3%
Utilities — 0.3%
Algonquin Power & Utilities, 8.659%, US0003M + 4.010% (A)	269,036	6,914,225
TOTAL CANADA		6,914,225
NETHERLANDS — 0.6%
Financials — 0.6%
AEGON Funding, 5.100%	723,762	14,359,438
TOTAL NETHERLANDS		14,359,438
UNITED STATES — 97.6%
Communication Services — 4.9%
Array Digital Infrastructure, 6.250%	80,331	1,643,572
Array Digital Infrastructure, 5.500%	79,255	1,409,154
AT&T, 5.350%	1,016,738	22,825,768
AT&T, 5.000%	919,522	18,362,854
AT&T, 4.750%	1,334,387	25,313,321
Qwest, 6.750%	511,864	9,863,619
Qwest, 6.500%	776,743	14,913,466
Telephone and Data Systems, 6.625%	330,282	6,883,077
Telephone and Data Systems, 6.000%	525,957	9,914,290
		111,129,121
Consumer Discretionary — 1.8%
Brunswick, 6.375%	11,764	286,689
Ford Motor, 6.500%	479,455	10,931,574
Ford Motor, 6.200%	581,604	12,306,741
Ford Motor, 6.000%	622,352	12,882,686
QVC, 6.250%	400,100	3,700,925
QVC Group, 8.000%	225,761	767,587
		40,876,202
Financials — 61.1%
Affiliated Managers Group, 6.750%	353,520	8,618,818
Affiliated Managers Group, 5.875%	238,962	5,152,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 7.375%	458,182	$12,160,150
Allstate, 7.187%, TSFR3M + 3.427% (A)	380,932	9,942,325
Allstate, 5.100%	900,850	19,098,020
Allstate, 4.750%	233,943	4,592,301
American National Group, 7.375%	234,039	5,956,293
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	460,090	12,173,981
Arch Capital Group, 5.450%	257,158	5,420,891
Arch Capital Group, 4.550%	388,135	6,640,990
Ares Management, 6.750%	581,334	28,863,233
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	231,548	5,733,128
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	379,729	9,743,846
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	443,630	11,188,349
Athene Holding, 6.350%, US0003M + 4.253% (A)	656,316	16,230,695
Athene Holding, 5.625%	264,338	5,262,970
Athene Holding, 4.875%	442,230	7,531,177
Atlanticus Holdings, 9.250%	127,391	3,229,362
Axis Capital Holdings, 5.500%	434,257	9,010,833
Banc of California, 7.750%, H15T5Y + 4.820% (A)	393,118	9,812,225
Bank of America, 7.250%	23,653	29,619,469
Bank of America, 6.450%	326,602	8,449,194
Bank of America, 6.000%	419,378	10,559,938
Bank of America, 5.875%	264,786	6,585,228
Bank of America, 5.375%	428,884	9,624,157
Bank of America, 5.000%	404,568	8,443,334
Bank of America, 4.834%, TSFR3M + 1.012% (A)	69,207	1,377,911
Bank of America, 4.750%	212,816	4,143,528
Bank of America, 4.734%, TSFR3M + 0.912% (A)	92,750	1,782,655
Bank of America, 4.630%, TSFR3M + 0.762% (A)	124,202	2,382,194
Bank of America, 4.463%, TSFR3M + 0.612% (A)	99,704	1,980,121
Bank of America, 4.375%	334,128	6,004,280
Bank of America, 4.250%	402,993	7,004,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.125%	283,754	$4,812,468
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	381,781	9,827,043
Bank OZK, 4.625%	270,115	4,421,783
Brighthouse Financial, 6.750%	321,455	5,467,950
Brighthouse Financial, 6.600%	341,673	5,634,188
Brighthouse Financial, 6.250%	282,612	4,872,231
Brighthouse Financial, 5.375%	455,985	6,142,118
Brighthouse Financial, 4.625%	265,241	3,095,362
Capital One Financial, 5.000%	1,177,077	22,517,483
Capital One Financial, 4.800%	990,087	18,019,583
Capital One Financial, 4.375%	539,682	9,093,642
Capital One Financial, 4.250%	325,794	5,408,180
Carlyle Finance, 4.625%	383,003	6,729,363
Charles Schwab, 5.950%	574,975	14,351,376
Charles Schwab, 4.450%	461,050	8,690,792
Citigroup Capital XIII, 10.470%, TSFR3M + 6.632% (A)	1,713,794	51,328,130
Citizens Financial Group, 7.375%	305,255	8,077,047
Citizens Financial Group, 5.000%	344,064	6,578,504
Corebridge Financial, 6.375%	459,803	10,920,321
Equitable Holdings, 5.250%	611,817	12,236,340
Equitable Holdings, 4.300%	234,506	3,784,927
F&G Annuities & Life, 7.950%	263,436	6,983,688
F&G Annuities & Life, 7.300%	289,059	6,723,512
Fifth Third Bancorp, 7.973%, TSFR3M + 3.972% (A)	342,950	8,803,527
Fifth Third Bancorp, 4.950%	195,312	3,859,365
First Citizens BancShares, 5.375%	262,167	5,681,159
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	390,099	8,707,010
Goldman Sachs Group, 4.877%, TSFR3M + 1.012% (A)	578,700	11,255,715
Goldman Sachs Group, 4.797%, TSFR3M + 0.932% (A)	1,035,949	19,993,816
Hancock Whitney, 6.250%	133,586	3,143,279
Hartford Insurance Group, 6.000%	262,621	6,555,020
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	248,134	6,401,857
Huntington Bancshares, 5.700%	132,976	2,961,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Huntington Bancshares, 4.500%	381,712	$6,569,264
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	417,987	10,942,900
JPMorgan Chase, 6.000%	900,180	22,711,541
JPMorgan Chase, 5.750%	837,045	20,951,236
JPMorgan Chase, 4.750%	444,769	9,051,049
JPMorgan Chase, 4.625%	912,416	18,074,961
JPMorgan Chase, 4.550%	739,741	14,402,757
JPMorgan Chase, 4.200%	987,329	18,018,754
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	457,133	11,556,322
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	380,974	9,528,160
KeyCorp, 5.650%	323,021	7,009,556
KeyCorp, 5.625%	340,765	7,408,231
KKR, 6.875%	451,965	11,497,990
KKR, 6.250%	1,006,649	49,849,258
KKR Group Finance IX, 4.625%	383,224	6,679,594
Lincoln National, 9.000%	382,409	10,240,913
M&T Bank, 7.500%	574,292	15,299,139
M&T Bank, 5.625%, US0003M + 4.020% (A)	193,318	4,846,482
Merchants Bancorp, 7.625%	175,427	4,010,261
MetLife, 5.625%	615,814	14,453,155
MetLife, 5.299%, TSFR3M + 1.262% (A)	455,550	10,135,988
MetLife, 4.750%	766,353	15,127,808
Morgan Stanley, Ser E, 7.125%	442,832	11,314,358
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	435,926	11,024,569
Morgan Stanley, 6.625%	517,075	13,593,902
Morgan Stanley, 6.500%	514,504	13,284,493
Morgan Stanley, 6.375%	513,866	12,939,146
Morgan Stanley, 5.850%	527,704	13,060,674
Morgan Stanley, 4.875%	256,153	5,333,105
Morgan Stanley, 4.866%, TSFR3M + 0.962% (A)	584,066	11,506,100
Morgan Stanley, 4.250%	668,684	11,775,525
National Rural Utilities Cooperative Finance, 5.500%	195,530	4,596,910
Northern Trust, 4.700%	311,935	6,101,449
Prudential Financial, 5.950%	230,001	5,692,525
Prudential Financial, 5.625%	431,813	10,328,967
Prudential Financial, 4.125%	384,413	6,673,410

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	382,540	$9,796,849
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	382,195	9,065,665
Regions Financial, 4.450%	304,290	5,334,204
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	536,560	13,752,033
Shift4 Payments, 6.000%	195,674	17,686,973
SLM, 5.999%, TSFR3M + 1.962% (A)	48,056	3,574,886
State Street, 5.350%, TSFR3M + 3.971% (A)	382,823	8,571,407
Stifel Financial, 4.500%	233,929	4,119,490
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	382,702	9,992,349
Synchrony Financial, 5.625%	568,272	11,138,131
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	265,714	7,014,850
Texas Capital Bancshares, 5.750%	230,402	4,921,387
TPG Operating Group II, 6.950%	303,695	7,807,998
Truist Financial, 5.250%	437,553	9,473,022
Truist Financial, 4.750%	706,066	13,436,436
Truist Financial, 4.552%, TSFR3M + 0.792% (A)	131,466	2,689,794
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	227,151	6,071,746
Unum Group, 6.250%	229,737	5,476,585
US Bancorp, 5.500%	451,745	10,335,926
US Bancorp, 5.186%, TSFR3M + 1.282% (A)	11,265	8,858,458
US Bancorp, 4.766%, TSFR3M + 0.862% (A)	784,281	14,407,242
US Bancorp, 4.500%	358,484	6,599,690
US Bancorp, 4.000%	597,312	9,825,782
US Bancorp, 3.750%	380,158	5,805,013
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	114,082	2,971,836
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	230,612	5,610,790
W R Berkley, 5.100%	233,817	4,704,398
W R Berkley, 4.125%	226,928	3,812,390
Wells Fargo, 7.500%	42,363	51,683,284
Wells Fargo, 5.625%	297,533	7,131,866
Wells Fargo, 4.750%	870,625	16,768,238
Wells Fargo, 4.700%	503,898	9,558,945
Wells Fargo, 4.375%	453,674	8,030,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 4.250%	539,754	$9,245,986
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	322,350	8,464,911
		1,376,724,832
Health Care — 0.8%
BrightSpring Health Services, 6.750%	146,392	17,638,772
Industrials — 5.3%
Boeing, 6.000%	1,579,193	99,836,581
Pitney Bowes, 6.700%	326,109	6,509,136
QXO, 5.500%	220,453	11,833,917
		118,179,634
Information Technology — 3.7%
Hewlett Packard Enterprise, 7.625%	554,350	33,904,046
Microchip Technology, 7.500%	565,987	29,063,432
Strategy, 8.000%	233,938	20,408,751
		83,376,229
Materials — 2.3%
Albemarle, 7.250%	928,955	50,563,021
Real Estate — 3.8%
Agree Realty, 4.250% ‡	138,933	2,477,175
Digital Realty Trust, 5.250% ‡	155,179	3,403,076
Digital Realty Trust, 5.200% ‡	269,329	5,690,922
Diversified Healthcare Trust, 5.625% ‡	280,175	4,664,914
Kimco Realty, 5.250% ‡	203,887	4,200,072
Public Storage, 5.600% ‡	217,402	5,035,030
Public Storage, 5.150% ‡	218,002	4,726,283
Public Storage, 5.050% ‡	233,709	4,886,855
Public Storage, 4.875% ‡	247,111	4,875,500
Public Storage, 4.750% ‡	175,016	3,376,059
Public Storage, 4.700% ‡	201,476	3,834,088
Public Storage, 4.625% ‡	430,701	8,058,416
Public Storage, 4.000% ‡	329,498	5,341,163
Public Storage, 4.000% ‡	474,516	7,691,904
Public Storage, 3.875% ‡	220,637	3,475,033
RLJ Lodging Trust, 1.950% ‡	256,672	6,442,467
Vornado Realty Trust, 5.250% ‡	232,408	4,032,279
Vornado Realty Trust, 4.450% ‡	233,470	3,478,703
		85,689,939
Utilities — 13.9%
CMS Energy, 5.875%	481,146	11,220,325
CMS Energy, 5.875%	223,760	5,238,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
CMS Energy, 5.625%	149,799	$3,340,518
CMS Energy, 4.200%	179,362	3,174,707
DTE Energy, 5.250%	308,404	6,569,005
DTE Energy, 4.375%	174,977	3,105,842
DTE Energy, 4.375%	218,055	3,791,976
Duke Energy, 5.750%	766,760	19,076,989
Duke Energy, 5.625%	383,457	9,521,237
Entergy Arkansas, 4.875%	315,867	6,607,938
Entergy Louisiana, 4.875%	209,814	4,338,954
Entergy Mississippi, 4.900%	202,193	4,274,360
Georgia Power, 5.000%	205,742	4,725,894
NextEra Energy, 7.299%	759,326	41,087,130
NextEra Energy, 7.234%	584,316	29,963,724
NextEra Energy Capital Holdings, 6.500%	670,437	16,881,604
NextEra Energy Capital Holdings, 5.650%	524,348	12,573,865
PG&E, 6.000%	606,650	24,666,389
SCE Trust II, 5.100%	164,462	2,866,573
SCE Trust IV, 7.431%, TSFR3M + 3.394% (A)	247,740	6,297,551
SCE Trust VI, 5.000%	361,873	6,177,172
SCE Trust VII, 7.500%	421,162	10,415,336
SCE Trust VIII, 6.950%	267,779	6,311,551
Sempra, 5.750%	611,825	13,435,677
Southern, 6.500%	431,347	11,146,006
Southern, 5.250%	345,658	7,493,865
Southern, 4.950%	764,933	15,398,101
Southern, 4.200%	576,154	10,301,634
Spire, 5.900%	194,793	4,704,251
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	161,532	3,909,074
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	199,984	4,823,614
		313,439,084
TOTAL UNITED STATES		2,197,616,834
TOTAL PREFERRED STOCK (Cost $2,348,440,152)		2,240,902,458
TOTAL INVESTMENTS — 99.5% (Cost $2,348,440,152)		$2,240,902,458

Percentages are based on Net Assets of $2,252,601,012.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Preferred ETF

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 4.3%
AT&T	17,111	$445,228
Comcast, Cl A	13,825	368,989
Omnicom Group	6,943	497,258
		1,311,475
Consumer Discretionary — 6.6%
Best Buy	6,932	549,569
Hasbro	7,113	587,534
LKQ	12,652	375,638
NIKE, Cl B	7,969	515,036
		2,027,777
Consumer Staples — 23.0%
Brown-Forman, Cl B	14,722	426,643
Bunge Global	4,800	461,136
Coca-Cola	5,479	400,624
Colgate-Palmolive	4,311	346,561
Conagra Brands	18,036	321,943
General Mills	7,265	343,998
Hershey	2,302	432,960
Hormel Foods	12,719	295,208
Kellanova	4,873	407,578
Kenvue	18,128	314,521
Kimberly-Clark	2,974	324,523
Kraft Heinz	14,919	380,584
McCormick	5,257	354,742
Molson Coors Beverage, Cl B	7,684	357,383
Mondelez International, Cl A	5,813	334,654
PepsiCo	2,974	442,353
Procter & Gamble	2,428	359,732
Target	4,098	371,361
Tyson Foods, Cl A	7,099	412,097
		7,088,601
Energy — 15.5%
Baker Hughes, Cl A	12,361	620,522
Chevron	3,307	499,787
Coterra Energy	18,058	484,677
EOG Resources	3,850	415,222
Halliburton	20,798	545,323
Marathon Petroleum	2,904	562,592
Phillips 66	3,949	540,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	13,286	$481,485
Valero Energy	3,597	635,806
		4,786,269
Financials — 5.2%
BlackRock Funding	497	520,508
Cincinnati Financial	3,297	552,544
T Rowe Price Group	5,267	539,236
		1,612,288
Health Care — 10.9%
Bristol-Myers Squibb	9,697	477,093
Gilead Sciences	4,385	551,808
Johnson & Johnson	3,070	635,244
Medtronic PLC	5,527	582,159
Merck	5,904	618,916
Pfizer	19,655	505,920
		3,371,140
Industrials — 16.9%
CH Robinson Worldwide	5,157	819,293
Fastenal	11,439	462,136
General Dynamics	1,705	582,479
Illinois Tool Works	2,001	498,809
Lockheed Martin	992	454,197
Paychex	3,148	351,600
Snap-On	1,560	530,478
Stanley Black & Decker	7,392	528,676
Union Pacific	2,161	500,985
United Parcel Service, Cl B	4,823	461,995
		5,190,648
Information Technology — 7.7%
Corning	9,728	819,098
Hewlett Packard Enterprise	27,337	597,860
QUALCOMM	3,119	524,273
Skyworks Solutions	6,770	446,481
		2,387,712
Materials — 8.1%
CF Industries Holdings	4,827	379,885
International Paper	10,509	414,895
LyondellBasell Industries, Cl A	8,023	393,047
Mosaic	13,488	330,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	2,564	$523,236
PPG Industries	4,535	453,681
		2,495,065
Real Estate — 1.5%
Public Storage ‡	1,637	449,422
TOTAL COMMON STOCK (Cost $31,437,512)		30,720,397
TOTAL INVESTMENTS — 99.7% (Cost $31,437,512)		$30,720,397

Percentages are based on Net Assets of $30,798,311.

‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 9.6%
AT&T	534,058	$13,896,189
Comcast, Cl A	123,443	3,294,694
Electronic Arts	54,809	11,073,062
Frontier Communications Parent *	293,170	11,117,006
Liberty Broadband, Cl A *	64,604	2,991,811
Liberty Broadband, Cl C *	64,422	2,982,094
New York Times, Cl A	10,661	687,635
News, Cl A	21,420	550,066
News, Cl B	18,537	545,544
Nexstar Media Group, Cl A	18,714	3,595,708
T-Mobile US	31,846	6,656,132
Verizon Communications	339,159	13,942,827
		71,332,768
Consumer Discretionary — 9.5%
ADT	414,769	3,421,844
Asbury Automotive Group *	14,586	3,392,266
CarMax *	82,748	3,199,038
Dillard’s, Cl A	6,092	4,082,005
Ford Motor	292,934	3,890,163
Gap	169,964	4,600,925
Garmin	2,203	430,290
General Motors	54,182	3,983,461
Lear	36,269	3,893,840
Lithia Motors, Cl A	11,771	3,753,066
LKQ	119,607	3,551,132
McDonald’s	18,741	5,843,819
Meritage Homes	51,355	3,753,023
Mohawk Industries *	28,281	3,277,768
O’Reilly Automotive *	6,101	620,472
Penske Automotive Group	21,363	3,454,824
Taylor Morrison Home, Cl A *	59,927	3,756,824
TJX	76,857	11,676,115
		70,580,875
Consumer Staples — 8.3%
Albertsons, Cl A	269,168	4,933,849
Altria Group	11,011	649,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	58,630	$3,561,186
Bunge Global	38,018	3,652,389
Coca-Cola	113,604	8,306,725
Conagra Brands	193,237	3,449,280
Costco Wholesale	991	905,368
Kellanova	131,382	10,988,791
Kroger	15,743	1,059,189
Molson Coors Beverage, Cl B	77,998	3,627,687
Post Holdings *	5,005	520,670
Procter & Gamble	3,773	559,008
Target	39,299	3,561,275
Tyson Foods, Cl A	68,853	3,996,917
Walmart	102,643	11,343,078
		61,115,171
Energy — 3.7%
Antero Midstream	201,309	3,625,575
APA	161,216	4,025,564
Exxon Mobil	4,668	541,115
Kinder Morgan	131,690	3,597,771
NOV	273,017	4,193,541
ONEOK	52,152	3,797,709
Permian Resources, Cl A	290,401	4,207,910
Viper Energy	96,825	3,537,017
		27,526,202
Financials — 23.0%
AGNC Investment ‡	355,886	3,733,244
Annaly Capital Management ‡	170,434	3,885,895
Aon PLC, Cl A	1,590	562,733
Arch Capital Group *	41,996	3,944,264
Arthur J Gallagher	1,987	492,021
Bank OZK	81,179	3,735,858
Berkshire Hathaway, Cl B *	21,198	10,891,744
Cboe Global Markets	34,977	9,030,012
Chubb	1,938	573,997
Citigroup	37,702	3,905,927
Citizens Financial Group	72,905	3,944,161
CME Group, Cl A	41,079	11,562,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Columbia Banking System	147,538	$4,089,753
Comerica	47,578	3,824,320
Enact Holdings	101,361	3,923,684
Essent Group	59,578	3,739,115
FirstCash Holdings	3,464	548,732
FNB	241,003	4,010,290
Franklin Resources	160,693	3,630,055
Global Payments	42,362	3,209,345
Huntington Bancshares	232,644	3,792,097
Intercontinental Exchange	59,908	9,423,528
Invesco	159,951	3,910,802
Jack Henry & Associates	3,509	612,250
Lincoln National	92,096	3,788,830
M&T Bank	19,930	3,791,085
Marsh & McLennan	49,290	9,042,251
Mastercard, Cl A	938	516,397
MGIC Investment	132,686	3,761,648
Old Republic International	99,454	4,584,829
OneMain Holdings, Cl A	65,014	4,032,819
Prosperity Bancshares	57,731	3,966,697
Regions Financial	150,564	3,831,854
Rithm Capital ‡	336,658	3,868,200
Starwood Property Trust ‡	194,212	3,561,848
Synovus Financial	79,551	3,834,358
Truist Financial	83,259	3,871,544
United Bankshares	102,462	3,815,685
Unum Group	47,637	3,618,983
US Bancorp	76,694	3,761,841
Visa, Cl A	1,580	528,415
W R Berkley	7,757	602,641
Willis Towers Watson PLC	1,852	594,492
Zions Bancorp	70,228	3,738,237
		170,088,576
Health Care — 11.6%
Abbott Laboratories	4,202	541,638
Biogen *	24,951	4,543,328
Boston Scientific *	5,172	525,372
Bristol-Myers Squibb	83,110	4,089,012

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	5,191	$1,101,842
Cencora	33,234	12,261,020
Centene *	102,436	4,029,832
Chemed	1,225	538,008
CVS Health	44,315	3,561,153
Elevance Health	10,513	3,556,127
Hologic *	9,876	740,404
Johnson & Johnson	57,015	11,797,544
McKesson	1,131	996,547
Medtronic PLC	37,847	3,986,424
Merck	41,429	4,343,002
Pfizer	146,841	3,779,687
QIAGEN	74,671	3,565,540
Quest Diagnostics	3,774	713,965
Royalty Pharma, Cl A	397,810	15,920,356
STERIS PLC	2,218	590,609
Universal Health Services, Cl B	17,340	4,224,544
		85,405,954
Industrials — 12.8%
Air Lease, Cl A	57,087	3,649,572
AMETEK	2,900	573,881
Automatic Data Processing	35,716	9,118,295
Broadridge Financial Solutions	15,755	3,593,558
Fluor *	78,153	3,355,108
FTI Consulting *	3,442	561,562
GATX	3,246	519,133
General Dynamics	21,532	7,355,977
Honeywell International	2,591	497,964
Huntington Ingalls Industries	12,889	4,042,248
L3Harris Technologies	34,833	9,707,609
Leidos Holdings	2,847	544,062
Lockheed Martin	22,593	10,344,431
Northrop Grumman	1,326	758,804
PACCAR	36,372	3,834,336
Republic Services, Cl A	44,565	9,673,279
RTX	61,828	10,814,335
Snap-On	3,048	1,036,472
United Parcel Service, Cl B	41,695	3,993,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	2,297	$516,986
Waste Management	47,485	10,345,557
		94,837,133
Information Technology — 11.1%
Amdocs	160,207	12,252,631
Amkor Technology	119,870	4,362,069
Arrow Electronics *	30,226	3,264,710
Box, Cl A *	16,294	481,325
CCC Intelligent Solutions Holdings *	61,983	461,773
Cisco Systems	155,679	11,977,942
Cognizant Technology Solutions, Cl A	53,964	4,193,543
Hewlett Packard Enterprise	157,641	3,447,609
HP	131,219	3,204,368
International Business Machines	2,500	771,450
Microsoft	21,143	10,402,568
Motorola Solutions	17,103	6,322,637
Ralliant	85,581	4,225,134
Roper Technologies	1,051	468,977
Skyworks Solutions	49,076	3,236,562
TD SYNNEX	24,014	3,661,655
VeriSign	37,476	9,443,577
		82,178,530
Materials — 4.2%
Alcoa	103,438	4,317,502
AptarGroup	4,195	523,326
Dow	170,029	4,055,192
Eastman Chemical	59,314	3,682,213
Ecolab	2,201	605,627
Linde PLC	23,098	9,477,571
LyondellBasell Industries, Cl A	80,309	3,934,338
Mosaic	122,388	2,997,282
NewMarket	713	544,397
Packaging Corp of America	2,563	523,032
Solstice Advanced Materials *	736	35,093
		30,695,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.1%
Agree Realty ‡	11,487	$864,052
Gaming and Leisure Properties ‡	11,867	516,571
Kilroy Realty ‡	88,719	3,805,158
NNN REIT ‡	12,660	523,491
Omega Healthcare Investors ‡	13,188	605,593
Realty Income ‡	8,875	511,289
VICI Properties, Cl A ‡	133,555	3,849,055
Vornado Realty Trust ‡	91,476	3,368,146
Welltower ‡	4,084	850,370
WP Carey ‡	7,913	533,099
		15,426,824
Utilities — 4.0%
AES	253,981	3,570,973
American Electric Power	4,575	566,248
Atmos Energy	3,026	533,696
CenterPoint Energy	14,287	571,194
CMS Energy	7,129	537,812
Consolidated Edison	5,355	537,428
Duke Energy	4,152	514,599
Edison International	63,569	3,743,578
Evergy	139,767	10,852,907
Exelon	12,107	570,482
FirstEnergy	13,085	624,416
IDACORP, Cl Rights	3,940	519,213
National Fuel Gas	6,504	536,255
PPL	14,191	523,648
Southern	5,493	500,522
UGI	108,787	4,302,526
WEC Energy Group	4,562	511,263
		29,516,760
TOTAL UNITED STATES		738,704,366
TOTAL COMMON STOCK (Cost $697,740,285)		738,704,366
TOTAL INVESTMENTS — 99.9% (Cost $697,740,285)		$738,704,366

Percentages are based on Net Assets of $739,445,704.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Factor ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
CANADA — 1.7%
Utilities — 1.7%
Algonquin Power & Utilities, 8.659%, US0003M + 4.010% (A)	199,840	$5,135,888
TOTAL CANADA		5,135,888
UNITED STATES — 97.7%
Consumer Staples — 4.4%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	242,602	6,091,736
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	283,727	7,070,477
		13,162,213
Energy — 1.4%
NGL Energy Partners, 11.235%, TSFR3M + 7.475% (A)	181,855	4,237,222
Financials — 90.7%
Adams Trust, 11.253%, US0003M + 6.429% ‡ (A)	105,810	2,628,320
Adams Trust, 8.000%, US0003M + 5.695% ‡ (A)	84,134	1,871,140
AGNC Investment, 9.277%, TSFR3M + 5.373% ‡ (A)	137,445	3,478,733
AGNC Investment, 9.159%, TSFR3M + 5.255% ‡ (A)	168,385	4,238,250
AGNC Investment, 8.719%, TSFR3M + 4.697% ‡ (A)	238,288	5,914,308
Allstate, 7.187%, TSFR3M + 3.427% (A)	285,586	7,453,795
Annaly Capital Management, 9.256%, TSFR3M + 5.255% ‡ (A)	241,424	6,185,283
Annaly Capital Management, 9.252%, TSFR3M + 5.251% ‡ (A)	149,028	3,818,097
Annaly Capital Management, 8.435%, TSFR3M + 4.434% ‡ (A)	143,306	3,618,477
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	342,659	9,066,757
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	173,826	4,303,932
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	142,124	3,646,902
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	163,222	4,116,459
Athene Holding, 6.350%, US0003M + 4.253% (A)	238,506	5,898,253
Banc of California, 7.750%, H15T5Y + 4.820% (A)	295,396	7,373,084
Bank of America, 6.450%	301,456	7,798,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.734%, TSFR3M + 0.912% (A)	88,474	$1,700,470
Bank of America, 4.630%, TSFR3M + 0.762% (A)	118,389	2,270,701
Bank of America, 4.463%, TSFR3M + 0.612% (A)	90,618	1,799,673
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	284,783	7,330,314
Chimera Investment, 10.054%, TSFR3M + 6.053% ‡ (A)	186,966	4,558,231
Chimera Investment, 9.601%, TSFR3M + 5.600% ‡ (A)	114,485	2,801,448
Chimera Investment, 8.765%, US0003M + 5.005% ‡ (A)	147,277	3,284,277
Compass Diversified Holdings, 7.875%, US0003M + 4.985% (A)	117,186	2,148,019
Fifth Third Bancorp, 7.973%, TSFR3M + 3.972% (A)	257,868	6,619,472
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	294,980	6,583,954
Goldman Sachs Group, 4.877%, TSFR3M + 1.012% (A)	243,194	4,730,123
Goldman Sachs Group, 4.797%, TSFR3M + 0.932% (A)	435,127	8,397,951
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	186,368	4,808,294
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	313,234	8,200,466
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	292,512	7,394,703
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	245,770	6,146,708
M&T Bank, 5.625%, TSOFRR3M + 4.020% (A)	143,322	3,593,083
MetLife, 5.299%, TSFR3M + 1.262% (A)	343,223	7,636,712
MFA Financial, 9.608%, TSFR3M + 5.607% ‡ (A)	157,501	3,731,199
Morgan Stanley, 4.866%, TSFR3M + 0.962% (A)	651,607	12,836,658
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	276,065	7,070,025
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	277,881	6,591,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	403,447	$10,340,347
Rithm Capital, 9.753%, TSFR3M + 5.902% ‡ (A)	140,072	3,515,807
Rithm Capital, 9.082%, TSFR3M + 5.231% ‡ (A)	196,210	4,807,145
SLM, 5.999%, TSFR3M + 1.962% (A)	34,722	2,582,970
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	288,651	7,536,678
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	200,499	5,293,174
Truist Financial, 4.552%, TSFR3M + 0.792% (A)	97,269	1,990,124
Two Harbors Investment, 9.033%, TSFR3M + 5.273% ‡ (A)	138,250	3,304,175
Two Harbors Investment, 8.125%, US0003M + 5.660% ‡ (A)	69,712	1,641,020
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	169,286	4,525,015
US Bancorp, 5.186%, TSFR3M + 1.282% (A)	6,612	5,199,478
US Bancorp, 4.766%, TSFR3M + 0.862% (A)	459,947	8,449,226
Valley National Bancorp, 8.250%, H15T5Y + 4.182% (A)	85,315	2,222,456
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	173,581	4,223,226
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	240,921	6,326,585
		273,601,701
Utilities — 1.2%
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	146,055	3,522,847
TOTAL UNITED STATES		294,523,983
TOTAL PREFERRED STOCK (Cost $302,959,076)		299,659,871
TOTAL INVESTMENTS — 99.4% (Cost $302,959,076)		$299,659,871

Percentages are based on Net Assets of $301,502,345.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Variable Rate Preferred ETF

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti	1,197	$102,559

BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	112	232,039

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	335	12,439

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	214	28,815

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	2,644	74,455

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	712	161,019

UNITED KINGDOM — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	422	88,118

Financials — 0.0%
Klarna Group PLC *	456	14,350

TOTAL UNITED KINGDOM		102,468
UNITED STATES — 99.3%
Communication Services — 11.1%
Alphabet, Cl A	13,948	4,465,871
Alphabet, Cl C	12,104	3,874,732
AST SpaceMobile, Cl A *	520	29,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
AT&T	16,911	$440,024
Charter Communications, Cl A *	225	45,027
Comcast, Cl A	9,000	240,210
EchoStar, Cl A *	294	21,547
Electronic Arts	564	113,945
Fox, Cl A	518	33,929
Fox, Cl B	302	17,595
Live Nation Entertainment *	349	45,876
Meta Platforms, Cl A	5,190	3,362,861
Netflix *	10,000	1,075,800
Omnicom Group	459	32,874
Pinterest, Cl A *	1,408	36,777
Reddit, Cl A *	239	51,736
ROBLOX, Cl A *	1,358	129,051
Snap, Cl A *	2,490	19,123
Spotify Technology *	344	206,011
Take-Two Interactive Software *	392	96,459
TKO Group Holdings, Cl A	168	32,574
T-Mobile US	1,161	242,661
Trade Desk, Cl A *	1,066	42,171
Verizon Communications	9,948	408,962
Walt Disney	4,287	447,863
Warner Bros Discovery *	5,365	128,760
Warner Music Group, Cl A	305	8,613
		15,650,276
Consumer Discretionary — 10.1%
Airbnb, Cl A *	1,035	121,085
Amazon.com *	22,857	5,330,709
APTIV PLC *	555	43,040
AutoZone *	40	158,173
Best Buy	452	35,835
Booking Holdings	76	373,516
Carnival *	2,461	63,445
Carvana, Cl A *	278	104,111
Chipotle Mexican Grill, Cl A *	3,298	113,847
Darden Restaurants	280	50,282
Deckers Outdoor *	360	31,691
DoorDash, Cl A *	801	158,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	668	$106,219
DraftKings, Cl A *	1,117	37,040
eBay	1,114	92,228
Expedia Group	292	74,661
Ford Motor	9,307	123,597
Garmin	366	71,487
General Motors	2,378	174,831
Genuine Parts	324	42,250
Hilton Worldwide Holdings	564	160,757
Home Depot	2,387	851,968
Las Vegas Sands	815	55,550
Lennar, Cl A	561	73,659
Lennar, Cl B	13	1,607
Lowe’s	1,345	326,136
Lululemon Athletica *	253	46,597
Marriott International, Cl A	580	176,778
McDonald’s	1,687	526,040
NIKE, Cl B	2,845	183,872
NVR *	7	52,551
O’Reilly Automotive *	2,080	211,536
PulteGroup	484	61,560
Ross Stores	810	142,852
Royal Caribbean Cruises	595	158,419
Starbucks	2,673	232,845
Tapestry	499	54,531
Tesla *	6,950	2,989,681
TJX	2,666	405,019
Tractor Supply	1,274	69,790
Ulta Beauty *	108	58,194
Viking Holdings *	298	19,900
Williams-Sonoma	283	50,943
Yum! Brands	665	101,885
		14,319,611
Consumer Staples — 4.7%
Altria Group	4,068	240,053
Archer-Daniels-Midland	1,135	68,940
Church & Dwight	585	49,819
Clorox	295	31,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	9,094	$664,953
Colgate-Palmolive	1,983	159,413
Constellation Brands, Cl A	371	50,597
Costco Wholesale	1,067	974,801
Dollar General	521	57,044
Dollar Tree *	479	53,078
Estee Lauder, Cl A	511	48,070
General Mills	1,316	62,313
Hershey	352	66,204
Kellanova	623	52,108
Kenvue	4,806	83,384
Keurig Dr Pepper	2,863	79,878
Kimberly-Clark	789	86,096
Kraft Heinz	1,857	47,372
Kroger	1,454	97,825
McCormick	602	40,623
Mondelez International, Cl A	3,109	178,985
Monster Beverage *	1,648	123,583
PepsiCo	3,237	481,471
Philip Morris International	3,645	574,015
Procter & Gamble	5,636	835,030
Sysco	1,257	95,783
Target	1,086	98,413
Tyson Foods, Cl A	671	38,952
Walmart	10,432	1,152,840
		6,593,485
Energy — 2.9%
Baker Hughes, Cl A	2,358	118,372
Cheniere Energy	547	114,028
Chesapeake Energy	504	61,453
Chevron	4,581	692,326
ConocoPhillips	3,021	267,932
Coterra Energy	1,733	46,514
Devon Energy	1,557	57,702
Diamondback Energy	450	68,665
EOG Resources	1,323	142,686
EQT	1,365	83,074
Exxon Mobil	10,226	1,185,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Halliburton	2,088	$54,747
Kinder Morgan	4,819	131,655
Marathon Petroleum	749	145,104
Occidental Petroleum	1,759	73,878
ONEOK	1,448	105,443
Phillips 66	977	133,810
Schlumberger	3,258	118,070
Targa Resources	511	89,583
Texas Pacific Land	45	38,893
Valero Energy	751	132,747
Venture Global, Cl A (A)	741	5,528
Williams	2,961	180,414
		4,048,022
Financials — 12.7%
Affirm Holdings, Cl A *	576	40,867
Aflac	1,176	129,725
Allstate	654	139,289
American Express	1,313	479,600
American International Group	1,422	108,300
Ameriprise Financial	230	104,820
Aon PLC, Cl A	474	167,758
Apollo Global Management	997	131,454
Arch Capital Group *	857	80,489
Ares Management, Cl A	443	69,485
Arthur J Gallagher	599	148,324
Bank of America	15,410	826,747
Bank of New York Mellon	1,716	192,364
Berkshire Hathaway, Cl B *	3,298	1,694,545
BlackRock Funding	364	381,217
Blackstone	1,725	252,575
Block, Cl A *	1,328	88,710
Blue Owl Capital, Cl A	1,334	20,010
Brown & Brown	575	46,247
Capital One Financial	1,516	332,110
Carlyle Group	535	29,174
Cboe Global Markets	249	64,284
Charles Schwab	4,109	381,028
Chubb	894	264,785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial	367	$61,506
Citigroup	4,373	453,043
Citizens Financial Group	1,045	56,535
CME Group, Cl A	861	242,337
Coinbase Global, Cl A *	486	132,591
Corpay *	161	47,624
Erie Indemnity, Cl A	59	17,434
Everest Group	77	24,200
Fidelity National Information Services	1,269	83,462
Fifth Third Bancorp	1,598	69,449
First Citizens BancShares, Cl A	24	45,069
Fiserv *	1,354	83,230
Global Payments	604	45,759
Goldman Sachs Group	712	588,140
Hartford Financial Services Group	682	93,454
Huntington Bancshares	3,452	56,268
Interactive Brokers Group, Cl A	986	64,110
Intercontinental Exchange	1,367	215,029
JPMorgan Chase	6,579	2,059,753
KKR	1,626	198,876
Loews	428	46,168
LPL Financial Holdings	179	63,731
M&T Bank	395	75,137
Markel Group *	30	62,413
Marsh & McLennan	1,173	215,187
Mastercard, Cl A	1,946	1,071,331
MetLife	1,368	104,734
Moody’s	381	186,987
Morgan Stanley	2,925	496,256
MSCI, Cl A	180	101,470
Nasdaq	987	89,738
Northern Trust	471	61,861
PayPal Holdings	2,361	148,011
PNC Financial Services Group	970	184,998
Principal Financial Group	543	46,057
Progressive	1,383	316,417
Prudential Financial	848	91,796
Raymond James Financial	440	68,878
Regions Financial	2,165	55,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Robinhood Markets, Cl A *	1,765	$226,785
Rocket, Cl A	2,185	43,656
Ryan Specialty Holdings, Cl A	248	14,401
S&P Global	734	366,141
SoFi Technologies *	2,462	73,171
State Street	699	83,195
Synchrony Financial	927	71,713
T Rowe Price Group	520	53,238
Toast, Cl A *	971	33,199
TPG, Cl A	205	12,111
Tradeweb Markets, Cl A	277	30,154
Travelers	555	162,537
Truist Financial	3,124	145,266
US Bancorp	3,700	181,485
Visa, Cl A	4,056	1,356,489
W R Berkley	718	55,781
Wells Fargo	7,685	659,757
Willis Towers Watson PLC	239	76,719
		17,943,843
Health Care — 9.9%
Abbott Laboratories	4,061	523,463
AbbVie	4,252	968,180
Agilent Technologies	679	104,226
Alnylam Pharmaceuticals *	309	139,430
Amgen	1,269	438,389
Becton Dickinson	712	138,142
Biogen *	345	62,821
Boston Scientific *	3,486	354,108
Bristol-Myers Squibb	4,866	239,407
Cardinal Health	580	123,111
Cencora	429	158,271
Centene *	1,200	47,208
Cigna Group	658	182,450
Cooper *	472	36,783
CVS Health	3,041	244,375
Danaher	1,530	346,973
Dexcom *	933	59,217
Edwards Lifesciences *	1,376	119,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Elevance Health	539	$182,322
Eli Lilly	2,029	2,182,129
GE HealthCare Technologies	1,090	87,189
Gilead Sciences	2,962	372,738
HCA Healthcare	376	191,117
Hologic *	534	40,034
Humana	310	76,189
IDEXX Laboratories *	193	145,306
Illumina *	376	49,425
Incyte *	382	39,904
Insmed *	502	104,301
Insulet *	166	54,314
Intuitive Surgical *	835	478,856
IQVIA Holdings *	423	97,294
Johnson & Johnson	5,796	1,199,308
Labcorp Holdings	200	53,756
McKesson	306	269,623
Medtronic PLC	3,068	323,152
Merck	5,955	624,263
Mettler-Toledo International *	45	66,452
Natera *	302	72,121
Pfizer	13,488	347,181
Quest Diagnostics	265	50,133
Regeneron Pharmaceuticals	254	198,168
ResMed	346	88,517
Royalty Pharma, Cl A	883	35,338
STERIS PLC	236	62,842
Stryker	826	306,595
Thermo Fisher Scientific	903	533,519
UnitedHealth Group	2,197	724,505
Veeva Systems, Cl A *	355	85,303
Vertex Pharmaceuticals *	613	265,803
Waters *	140	56,479
West Pharmaceutical Services	171	47,410
Zimmer Biomet Holdings	474	46,224
Zoetis, Cl A	1,099	140,870
		13,984,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.1%
3M	1,318	$226,762
AMETEK	548	108,444
Automatic Data Processing	972	248,152
Axon Enterprise *	178	96,145
Boeing *	1,704	322,056
Broadridge Financial Solutions	278	63,409
Builders FirstSource *	269	30,190
Carlisle	107	34,033
Carrier Global	1,930	105,918
Caterpillar	1,107	637,366
Cintas	833	154,955
Comfort Systems USA	83	81,086
Copart *	2,122	82,716
CSX	4,465	157,882
Cummins	345	171,803
Deere	597	277,301
Delta Air Lines	1,539	98,650
Dover	327	60,587
Eaton PLC	938	324,445
EMCOR Group	108	66,428
Emerson Electric	1,345	179,396
Equifax	295	62,649
Expeditors International of Washington	331	48,624
Fastenal	2,858	115,463
FedEx	527	145,283
Ferguson Enterprises	449	113,000
Fortive	828	44,281
GE Aerospace	2,540	758,063
GE Vernova	658	394,649
General Dynamics	531	181,406
HEICO	97	30,740
HEICO, Cl A	179	44,208
Honeywell International	1,545	296,934
Howmet Aerospace	959	196,202
Hubbell, Cl B	127	54,792
Illinois Tool Works	714	177,986
Ingersoll Rand	960	77,126
Jacobs Solutions	293	39,499
JB Hunt Transport Services	189	32,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	1,566	$182,141
L3Harris Technologies	446	124,296
Leidos Holdings	317	60,579
Lennox International	75	37,415
Lockheed Martin	566	259,149
Norfolk Southern	560	163,570
Northrop Grumman	353	202,004
Old Dominion Freight Line	448	60,610
Otis Worldwide	949	84,319
PACCAR	1,289	135,886
Parker-Hannifin	310	267,127
Paychex	802	89,575
Quanta Services	350	162,708
Republic Services, Cl A	506	109,832
Rocket Lab *	1,014	42,730
Rockwell Automation	271	107,278
Rollins	707	43,466
RTX	3,147	550,442
Southwest Airlines	1,421	49,465
SS&C Technologies Holdings	514	44,173
Symbotic, Cl A *	97	8,126
Trane Technologies PLC	542	228,442
TransDigm Group	132	179,542
TransUnion	463	39,378
Uber Technologies *	4,809	420,980
Union Pacific	1,441	334,067
United Airlines Holdings *	782	79,733
United Parcel Service, Cl B	1,781	170,602
United Rentals	155	126,353
Veralto	528	53,444
Verisk Analytics, Cl A	334	75,173
Vertiv Holdings, Cl A	815	146,480
Waste Management	966	210,462
Watsco	82	28,405
Westinghouse Air Brake Technologies	406	84,671
WW Grainger	104	98,658
Xylem	579	81,448
		11,484,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 34.1%
Accenture PLC, Cl A	1,579	$394,750
Adobe *	1,015	324,932
Advanced Micro Devices *	3,869	841,624
Amdocs	262	20,038
Amphenol, Cl A	2,861	403,115
Analog Devices	1,189	315,489
Apple	34,639	9,659,085
Applied Materials	1,935	488,104
AppLovin, Cl A *	613	367,481
Arista Networks *	2,504	327,223
Astera Labs *	310	48,847
Atlassian, Cl A *	410	61,303
Autodesk *	508	154,097
Bentley Systems, Cl B	378	15,861
Broadcom	11,069	4,460,364
Cadence Design Systems *	662	206,438
CDW	318	45,862
Ciena *	336	68,615
Circle Internet Group *	257	20,542
Cisco Systems	9,376	721,389
Cloudflare, Cl A *	725	145,152
Cognizant Technology Solutions, Cl A	1,184	92,009
Coreweave, Cl A *	441	32,246
Corning	1,848	155,602
Credo Technology Group Holding *	349	61,982
Crowdstrike Holdings, Cl A *	553	281,565
Datadog, Cl A *	739	118,247
Dell Technologies, Cl C	738	98,412
Entegris	357	27,539
Fair Isaac *	58	104,738
Figma *	475	17,086
First Solar *	242	66,047
Flex *	880	52,017
Fortinet *	1,508	122,344
Gartner *	177	41,195
GLOBALFOUNDRIES *	172	6,164
GoDaddy, Cl A *	321	41,043
Hewlett Packard Enterprise	3,090	67,578
HP	2,238	54,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
HubSpot *	127	$46,650
Intel *	11,208	454,596
International Business Machines	2,176	671,470
Intuit	644	408,348
IonQ *	696	34,313
Jabil	261	54,995
Keysight Technologies *	413	81,753
KLA	321	377,326
Lam Research	3,092	482,352
Marvell Technology	2,061	184,253
Microchip Technology	1,256	67,296
Micron Technology	2,682	634,239
Microsoft	17,608	8,663,312
MongoDB, Cl A *	172	57,168
Monolithic Power Systems	110	102,099
Motorola Solutions	405	149,720
NetApp	483	53,883
NVIDIA	56,011	9,913,947
Okta, Cl A *	388	31,168
ON Semiconductor *	1,012	50,843
Oracle	3,932	794,067
Palantir Technologies, Cl A *	5,019	845,451
Palo Alto Networks *	1,550	294,701
PTC *	284	49,822
Pure Storage, Cl A *	732	65,119
QNITY Electronics	452	36,653
QUALCOMM	2,626	441,404
Roper Technologies	262	116,910
Salesforce	2,243	517,101
Samsara, Cl A *	607	23,084
Seagate Technology Holdings	469	129,768
ServiceNow *	484	393,206
Snowflake, Cl A *	775	194,711
Strategy, Cl A *	592	104,891
Super Micro Computer *	1,191	40,315
Synopsys *	444	185,596
Teledyne Technologies *	110	54,947
Teradyne	386	70,210
Texas Instruments	2,158	363,127

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	580	$47,224
Tyler Technologies *	101	47,432
Ubiquiti	9	5,248
VeriSign	199	50,146
Western Digital	815	133,114
Workday, Cl A *	525	113,201
Zebra Technologies, Cl A *	121	30,583
Zoom Video Communications, Cl A *	625	53,100
Zscaler *	224	56,336
		48,307,975
Materials — 1.7%
Air Products & Chemicals	538	140,445
Amcor PLC	5,474	46,639
CF Industries Holdings	412	32,424
Corteva	1,640	110,651
CRH PLC	1,663	199,493
Dow	1,672	39,877
DuPont de Nemours	906	36,032
Ecolab	617	169,774
Freeport-McMoRan	3,540	152,149
International Flavors & Fragrances	610	42,383
International Paper	1,244	49,113
Linde PLC	1,119	459,148
LyondellBasell Industries, Cl A	606	29,688
Martin Marietta Materials	144	89,747
Newmont	2,693	244,336
Nucor	560	89,314
Packaging Corp of America	212	43,263
PPG Industries	553	55,322
Reliance	126	35,194
Sherwin-Williams	561	192,810
Smurfit WestRock PLC	1,216	43,399
Solstice Advanced Materials *	386	18,404
Steel Dynamics	341	57,230
Vulcan Materials	316	93,928
		2,470,763

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.7%
American Tower ‡	1,119	$202,841
AvalonBay Communities ‡	338	61,496
CBRE Group, Cl A *	716	115,870
CoStar Group *	1,045	71,896
Crown Castle ‡	1,087	99,221
Digital Realty Trust ‡	820	131,298
Equinix ‡	232	174,768
Equity Residential ‡	817	50,450
Essex Property Trust ‡	151	39,807
Extra Space Storage ‡	502	66,851
Invitation Homes ‡	1,367	38,549
Iron Mountain ‡	696	60,100
Mid-America Apartment Communities ‡	278	37,777
ProLogis ‡	2,220	285,337
Public Storage ‡	393	107,894
Realty Income ‡	2,175	125,302
Regency Centers ‡	391	27,823
SBA Communications, Cl A ‡	254	49,345
Simon Property Group ‡	800	149,056
Sun Communities ‡	301	38,781
Ventas ‡	1,001	80,711
VICI Properties, Cl A ‡	2,515	72,482
Welltower ‡	1,498	311,914
Weyerhaeuser ‡	1,731	38,445
		2,438,014
Utilities — 2.3%
Alliant Energy	610	42,377
Ameren	636	67,639
American Electric Power	1,311	162,262
American Water Works	465	60,482
Atmos Energy	371	65,433
CenterPoint Energy	1,557	62,249
CMS Energy	710	53,562
Consolidated Edison	878	88,116
Constellation Energy	760	276,914
Dominion Energy	2,102	131,942
DTE Energy	492	67,419
Duke Energy	1,857	230,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Edison International	924	$54,414
Entergy	1,092	106,492
Evergy	539	41,853
Eversource Energy	874	58,715
Exelon	2,505	118,036
FirstEnergy	1,308	62,418
NextEra Energy	4,883	421,354
NiSource	1,123	49,558
NRG Energy	485	82,203
PG&E	5,105	82,293
PPL	1,767	65,202
Public Service Enterprise Group	1,189	99,305
Sempra	1,579	149,563
Southern	2,625	239,190
Vistra	801	143,267
WEC Energy Group	752	84,277
Xcel Energy	1,378	113,148
		3,279,840
TOTAL UNITED STATES		140,520,557
TOTAL COMMON STOCK (Cost $118,247,325)		141,234,351

EXCHANGE TRADED FUND — 0.1%
Domestic Equity — 0.1%
BNY Mellon US Large Cap Core Equity ETF	500	65,575
TOTAL EXCHANGE TRADED FUND (Cost $63,634)		65,575

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.900% (Cost $4,005)	4,005	4,005
TOTAL INVESTMENTS — 99.9% (Cost $118,314,964)		$141,303,931

Percentages are based on Net Assets of $141,511,105.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Adaptive U.S. Risk Management ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $3,984.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $4,005. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2025.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 103.4%
U.S. Treasury Bills
5.133%, 12/26/2025(A)	$47,900,000	$47,770,523
4.530%, 12/11/2025(A)	65,980,000	65,908,247
4.023%, 12/4/2025(A)	58,330,000	58,311,189
3.976%, 12/16/2025(A)	52,390,000	52,304,768
3.966%, 12/2/2025(A)(B)	79,110,000	79,101,372
3.933%, 12/9/2025(A)	91,242,000	91,163,122
3.932%, 12/18/2025(A)	56,180,000	56,076,310
3.923%, 12/23/2025(A)	33,500,000	33,420,186
3.914%, 12/30/2025(A)	34,200,000	34,093,209
3.874%, 01/2/2026(A)	112,800,000	112,418,486
3.848%, 01/8/2026(A)	126,700,000	126,191,658
3.842%, 01/6/2026(A)	58,930,000	58,706,302
3.841%, 01/20/2026(A)	77,120,000	76,712,536
3.826%, 01/15/2026(A)	86,800,000	86,388,337
3.812%, 01/13/2026(A)	68,608,000	68,298,276
3.795%, 01/22/2026(A)	128,900,000	128,196,640
3.771%, 02/19/2026(A)	90,760,000	90,012,218
3.761%, 02/26/2026(A)	89,580,000	88,777,274
3.757%, 02/12/2026(A)	98,980,000	98,238,298
3.720%, 02/10/2026(A)	15,300,000	15,188,402
3.548%, 02/24/2026(A)	11,200,000	11,102,509
3.438%, 02/5/2026(A)	111,600,000	110,833,773
3.227%, 01/29/2026(A)	104,380,000	103,728,319
1.507%, 02/3/2026(A)	1,000,000	993,356
1.202%, 01/27/2026(A)	87,900,000	87,369,975
0.937%, 02/17/2026(A)	800,000	793,605
		1,782,098,890
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,782,060,369)		1,782,098,890

REPURCHASE AGREEMENTS(C) — 3.5%
Citadel Securities LLC 4.170%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $14,162,360 (collateralized by various U.S. Treasury Obligations, ranging in par value $736 - $4,007,167, 0.000% - 4.750%, 12/11/2025 - 11/15/2055, with a total market value of $14,405,180)	14,157,440	14,157,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $13,312,530 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,975 - $5,547,316, 1.500% - 6.500%, 11/15/2034 - 12/01/2055, with a total market value of $13,523,627)	$13,307,994	$13,307,994
HSBC Securities USA, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $13,312,530 (collateralized by various U.S. Government Obligations, ranging in par value $31,711 - $14,618,369, 2.500% - 7.000%, 05/01/2042 - 11/01/2054, with a total market value of $13,534,043)	13,307,994	13,307,994
Natwest Markets Securities, Inc. 4.090%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $3,616,789 (collateralized by various U.S. Treasury Obligations, ranging in par value $633 - $521,605, 0.375% - 4.875%, 12/31/2025 - 05/15/2055, with a total market value of $3,660,480)	3,615,557	3,615,557
Nomura Securities International, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $13,312,519 (collateralized by various U.S. Government Obligations, ranging in par value $13,430 - $6,263,364, 2.000% - 6.000%, 04/15/2036 - 06/20/2065, with a total market value of $13,528,402)	13,307,994	13,307,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.080%, dated 11/28/2025, to be repurchased on 12/01/2025, repurchase price $2,657,481 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,456 - $4,887,309, 2.000% - 6.000%, 07/31/2030 - 01/01/2055, with a total market value of $2,702,570)	$2,656,578	$2,656,578

TOTAL REPURCHASE AGREEMENTS (Cost $60,353,557)		60,353,557
TOTAL INVESTMENTS — 106.9% (Cost $1,842,413,926)		$1,842,452,447

Percentages are based on Net Assets of $1,722,817,966.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	This security or a partial position of this security is on loan at November 30, 2025. The total market value of securities on loan at November 30, 2025 was $59,194,275.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2025 was $60,353,557. The total value of non-cash collateral held from securities on loan as of November 30, 2025 was $0.

As of November 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.9%
PANAMA — 0.9%
Industrials — 0.9%
Copa Holdings, Cl A	1,705	$207,669

UNITED STATES — 99.0%
Communication Services — 10.3%
Comcast, Cl A	15,364	410,065
Fox, Cl A	8,008	524,524
Iridium Communications	3,811	62,500
Match Group	4,982	165,951
Nexstar Media Group, Cl A	1,269	243,826
Omnicom Group	7,359	527,086
Warner Bros Discovery *	25,129	603,096
		2,537,048
Consumer Discretionary — 15.3%
ADT	34,052	280,929
APTIV PLC *	4,244	329,122
Bath & Body Works	6,539	113,844
Best Buy	3,956	313,632
BorgWarner	5,612	241,653
Brunswick	1,714	113,313
Columbia Sportswear	1,019	54,730
Crocs *	2,023	171,915
Dillard’s, Cl A	272	182,256
Etsy *	2,030	110,067
Expedia Group	1,890	483,254
GameStop, Cl A *	3,517	79,238
Gap	7,302	197,665
Gentex	2,939	67,097
H&R Block	2,518	106,058
Harley-Davidson	6,131	150,148
International Game Technology PLC	12,335	192,919
Macy’s	7,299	163,206
Mattel *	6,553	138,399
Polaris	1,854	123,031
Thor Industries	1,108	117,027
YETI Holdings *	1,222	50,689
		3,780,192

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 11.3%
Altria Group	7,481	$441,454
Archer-Daniels-Midland	7,873	478,206
Boston Beer, Cl A *	210	40,908
Conagra Brands	14,851	265,090
Dollar Tree *	4,484	496,872
Flowers Foods	6,025	64,648
Ingredion	1,385	148,943
Kraft Heinz	18,372	468,670
Maplebear *	3,968	166,696
Pilgrim’s Pride	5,716	217,436
		2,788,923
Energy — 18.1%
APA	14,133	352,901
Chord Energy	2,025	190,066
Civitas Resources	5,915	173,723
Coterra Energy	13,434	360,569
Diamondback Energy	3,476	530,403
DT Midstream	1,811	219,964
EOG Resources	4,184	451,244
Halliburton	20,180	529,120
Murphy Oil	3,588	115,067
NOV	15,225	233,856
Occidental Petroleum	10,530	442,260
Ovintiv	8,650	354,304
Schlumberger	14,099	510,948
		4,464,425
Health Care — 13.1%
Align Technology *	1,016	149,545
Biogen *	2,739	498,744
BioMarin Pharmaceutical *	2,687	150,284
Bristol-Myers Squibb	10,783	530,524
Exelixis *	3,975	175,576
Globus Medical, Cl A *	1,972	179,531
Incyte *	2,310	241,303
Lantheus Holdings *	1,997	117,563
Pfizer	20,200	519,948
United Therapeutics *	537	260,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Viatris	36,511	$390,302
		3,214,302
Industrials — 6.8%
AGCO	1,325	140,397
Allison Transmission Holdings	1,554	137,778
Fortive	6,024	322,164
Genpact	2,888	127,245
Lyft, Cl A *	9,303	195,642
Robert Half	1,746	47,212
TriNet Group	1,917	112,336
United Airlines Holdings *	4,566	465,549
Valmont Industries	306	126,369
		1,674,692
Information Technology — 18.0%
Accenture PLC, Cl A	2,018	504,500
Amdocs	1,611	123,209
Avnet	2,298	109,178
BILL Holdings *	1,244	62,387
Cirrus Logic *	795	95,670
Cognizant Technology Solutions, Cl A	7,206	559,978
Dolby Laboratories, Cl A	1,294	87,280
Dropbox, Cl A *	6,120	182,866
DXC Technology *	11,327	149,517
Enphase Energy *	2,052	59,200
Gartner *	1,246	289,994
HP	17,236	420,903
NetApp	2,800	312,368
Qorvo *	1,352	116,123
QUALCOMM	2,909	488,974
RingCentral, Cl A *	3,283	92,712
Skyworks Solutions	3,548	233,991
Teradata *	2,527	72,373
UiPath, Cl A *	5,514	76,424
Zoom Video Communications, Cl A *	4,633	393,620
		4,431,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.8%
Alcoa	3,790	$158,194
CF Industries Holdings	4,438	349,271
Crown Holdings	2,983	288,844
Smurfit WestRock PLC	11,077	395,338
		1,191,647
Real Estate — 1.3%
Apple Hospitality REIT ‡	5,148	61,210
Vornado Realty Trust ‡	7,067	260,207
		321,417
TOTAL UNITED STATES		24,403,913
TOTAL COMMON STOCK (Cost $23,793,024)		24,611,582
TOTAL INVESTMENTS — 99.9% (Cost $23,793,024)		$24,611,582

Percentages are based on Net Assets of $24,646,196.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bill 3.927%, 02/12/2026(A)	$100,000	$99,251
U.S. Treasury Notes
4.875%, 04/30/2026	985,000	989,327
4.875%, 05/31/2026	1,085,000	1,090,696
4.625%, 02/28/2026	420,000	420,714
4.625%, 06/30/2026	195,000	195,955
4.625%, 09/15/2026	140,000	141,028
4.625%, 10/15/2026	60,000	60,488
4.625%, 11/15/2026	310,000	312,831
4.500%, 03/31/2026	130,000	130,274
4.500%, 04/15/2027	400,000	404,891
4.500%, 05/15/2027	525,000	531,952
4.375%, 07/31/2026	150,000	150,609
4.375%, 08/15/2026	270,000	271,219
4.375%, 12/15/2026	720,000	725,485
4.375%, 07/15/2027	210,000	212,740
4.250%, 11/30/2026	425,000	427,477
4.250%, 12/31/2026	1,000,000	1,006,484
4.250%, 03/15/2027	60,000	60,497
4.250%, 01/15/2028	435,000	441,576
4.250%, 02/15/2028	320,000	325,062
4.125%, 06/15/2026	120,000	120,264
4.125%, 10/31/2026	300,000	301,200
4.125%, 01/31/2027	975,000	980,599
4.125%, 02/15/2027	240,000	241,491
4.125%, 02/28/2027	355,000	357,246
4.125%, 10/31/2027	120,000	121,355
4.125%, 11/15/2027	420,000	424,807
4.000%, 01/15/2027	249,000	250,050
3.875%, 03/31/2027	1,280,000	1,284,650
3.875%, 05/31/2027	270,000	271,245
3.875%, 07/31/2027	1,200,000	1,206,422
3.875%, 10/15/2027	895,000	900,699
3.875%, 11/30/2027	255,000	256,793
3.875%, 12/31/2027	930,000	937,011
3.750%, 08/31/2026	180,000	180,041
3.750%, 04/30/2027	1,125,000	1,127,725
3.750%, 06/30/2027	380,000	381,158
3.750%, 08/15/2027	490,000	491,742
3.625%, 05/15/2026	100,000	99,930
3.625%, 08/31/2027	100,000	100,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.500%, 09/30/2026	$200,000	$199,716
3.500%, 01/31/2028	225,000	225,000
3.125%, 08/31/2027	150,000	148,975
2.750%, 07/31/2027	450,000	444,270
2.750%, 02/15/2028	250,000	246,094
2.625%, 05/31/2027	1,220,000	1,203,511
2.500%, 02/28/2026	95,000	94,689
2.375%, 04/30/2026	245,000	243,569
2.375%, 05/15/2027	220,000	216,348
2.250%, 03/31/2026	55,000	54,721
2.250%, 02/15/2027	120,000	118,111
2.250%, 11/15/2027	350,000	341,715
2.125%, 05/31/2026	240,000	238,039
2.000%, 11/15/2026	225,000	221,521
1.875%, 06/30/2026	120,000	118,717
1.875%, 07/31/2026	125,000	123,499
1.875%, 02/28/2027	135,000	132,205
1.625%, 05/15/2026	140,000	138,642
1.625%, 10/31/2026	1,175,000	1,153,621
1.625%, 11/30/2026	72,000	70,590
1.500%, 08/15/2026	1,110,000	1,092,809
1.500%, 01/31/2027	230,000	224,502
1.250%, 11/30/2026	125,000	122,094
1.250%, 12/31/2026	195,000	190,133
1.125%, 10/31/2026	275,000	268,763
1.125%, 02/28/2027	105,000	101,870
0.875%, 06/30/2026	180,000	177,051
0.875%, 09/30/2026	260,000	254,073
0.750%, 03/31/2026	155,000	153,467
0.750%, 04/30/2026	1,130,000	1,115,866
0.750%, 05/31/2026	150,000	147,787
0.750%, 08/31/2026	1,050,000	1,027,310
0.750%, 01/31/2028	850,000	801,723
0.625%, 07/31/2026	250,000	244,950
0.625%, 03/31/2027	75,000	72,155
0.625%, 11/30/2027	190,000	179,535
0.625%, 12/31/2027	250,000	235,684
0.500%, 02/28/2026	275,000	272,732
0.500%, 04/30/2027	100,000	95,816
0.500%, 05/31/2027	200,000	191,172
0.500%, 08/31/2027	980,000	930,120
0.500%, 10/31/2027	350,000	330,627

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.375%, 07/31/2027	$150,000	$142,400
0.375%, 09/30/2027	300,000	283,418
		32,323,503
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,316,156)		32,422,754
TOTAL INVESTMENTS — 99.0% (Cost $32,316,156)		$32,422,754

Percentages are based on Net Assets of $32,758,523.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of November 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Notes
4.875%, 10/31/2030	$385,000	$406,716
4.625%, 05/31/2031	275,000	288,138
4.625%, 02/15/2035	338,000	354,992
4.500%, 05/31/2029	385,000	397,197
4.500%, 12/31/2031	275,000	286,687
4.500%, 11/15/2033	375,000	391,362
4.375%, 08/31/2028	330,000	337,528
4.375%, 12/31/2029	14,000	14,427
4.375%, 11/30/2030	125,000	129,297
4.375%, 05/15/2034	410,000	423,870
4.250%, 01/31/2030	385,000	395,061
4.250%, 02/28/2031	100,000	102,918
4.250%, 11/15/2034	225,000	230,045
4.125%, 10/31/2031	220,000	224,933
4.125%, 02/29/2032	275,000	280,994
4.125%, 03/31/2032	260,000	265,657
4.125%, 11/15/2032	20,000	20,412
4.000%, 01/31/2029	385,000	390,534
4.000%, 02/28/2030	50,000	50,834
4.000%, 01/31/2031	60,000	61,031
4.000%, 04/30/2032	264,000	267,877
4.000%, 02/15/2034	295,000	297,328
3.875%, 09/30/2029	125,000	126,431
3.875%, 08/15/2033	100,000	100,187
3.875%, 08/15/2034	115,000	114,524
3.750%, 06/30/2030	125,000	125,845
3.750%, 12/31/2030	330,000	331,895
3.500%, 02/15/2033	150,000	147,053
3.375%, 05/15/2033	345,000	334,866
3.250%, 06/30/2029	100,000	99,027
3.125%, 11/15/2028	100,000	98,965
2.875%, 05/15/2032	100,000	95,016
2.750%, 08/15/2032	100,000	93,980
2.375%, 03/31/2029	125,000	120,513
1.750%, 01/31/2029	100,000	94,750
1.625%, 05/15/2031	100,000	90,051
1.375%, 11/15/2031	90,000	78,855
1.250%, 03/31/2028	85,000	80,783
1.250%, 06/30/2028	75,000	70,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
1.250%, 08/15/2031	$95,000	$83,192
		7,904,649
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,839,078)		7,904,649
TOTAL INVESTMENTS — 98.7% (Cost $7,839,078)		$7,904,649

Percentages are based on Net Assets of $8,007,603.

As of November 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds
5.000%, 05/15/2037	$750,000	$812,813
5.000%, 05/15/2045	675,000	707,590
4.875%, 08/15/2045	100,000	103,125
4.750%, 02/15/2037	80,000	84,922
4.750%, 02/15/2041	100,000	103,473
4.750%, 11/15/2043	640,000	653,150
4.750%, 02/15/2045	200,000	203,156
4.750%, 11/15/2053	255,000	257,590
4.625%, 02/15/2040	365,000	374,610
4.625%, 05/15/2044	110,000	110,309
4.625%, 11/15/2044	125,000	125,049
4.625%, 05/15/2054	350,000	346,965
4.625%, 02/15/2055	675,000	669,305
4.500%, 02/15/2036	330,000	344,863
4.500%, 05/15/2038	1,152,000	1,189,485
4.500%, 08/15/2039	365,000	371,387
4.500%, 02/15/2044	214,000	211,442
4.500%, 11/15/2054	450,000	437,062
4.375%, 02/15/2038	930,000	950,889
4.375%, 11/15/2039	861,000	862,446
4.375%, 05/15/2040	55,000	54,886
4.375%, 05/15/2041	75,000	74,332
4.375%, 08/15/2043	145,000	141,347
4.250%, 05/15/2039	250,000	248,711
4.250%, 11/15/2040	710,000	696,077
4.250%, 02/15/2054	340,000	316,612
4.250%, 08/15/2054	375,000	349,233
4.125%, 08/15/2044	625,000	585,962
4.125%, 08/15/2053	952,000	868,142
4.000%, 11/15/2042	690,000	644,854
4.000%, 11/15/2052	230,000	205,338
3.875%, 08/15/2040	100,000	94,117
3.875%, 02/15/2043	225,000	206,473
3.875%, 05/15/2043	200,000	183,109
3.750%, 08/15/2041	160,000	146,812
3.750%, 11/15/2043	164,000	146,748
3.625%, 08/15/2043	140,000	123,386
3.625%, 02/15/2044	132,000	115,758
3.625%, 02/15/2053	390,000	325,361
3.625%, 05/15/2053	320,000	266,662
3.500%, 02/15/2039	650,000	601,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.375%, 08/15/2042	$119,000	$102,572
3.375%, 05/15/2044	225,000	189,773
3.375%, 11/15/2048	395,000	320,598
3.250%, 05/15/2042	150,000	127,506
3.125%, 11/15/2041	690,000	581,352
3.125%, 02/15/2042	170,000	142,621
3.125%, 02/15/2043	59,000	48,705
3.125%, 08/15/2044	355,000	287,370
3.125%, 05/15/2048	336,000	261,962
3.000%, 05/15/2042	250,000	205,186
3.000%, 11/15/2044	220,000	174,032
3.000%, 05/15/2045	170,000	133,835
3.000%, 11/15/2045	170,000	133,058
3.000%, 02/15/2047	430,000	331,923
3.000%, 05/15/2047	320,000	246,400
3.000%, 02/15/2048	1,225,000	935,737
3.000%, 08/15/2048	390,000	296,370
3.000%, 02/15/2049	1,130,000	854,871
3.000%, 08/15/2052	1,167,000	862,121
2.875%, 05/15/2043	250,000	198,076
2.875%, 08/15/2045	300,000	230,496
2.875%, 11/15/2046	270,000	204,514
2.875%, 05/15/2049	510,000	375,926
2.875%, 05/15/2052	480,000	345,937
2.750%, 08/15/2042	250,000	196,963
2.750%, 11/15/2042	300,000	235,230
2.750%, 08/15/2047	366,000	268,295
2.750%, 11/15/2047	408,000	298,238
2.500%, 02/15/2045	180,000	130,458
2.500%, 02/15/2046	570,000	406,771
2.500%, 05/15/2046	550,000	391,295
2.375%, 02/15/2042	150,000	112,547
2.375%, 11/15/2049	500,000	330,625
2.375%, 05/15/2051	520,000	338,244
2.250%, 05/15/2041	225,000	168,847
2.250%, 08/15/2046	1,251,000	844,425
2.250%, 08/15/2049	470,000	303,315
2.250%, 02/15/2052	425,000	266,306
2.000%, 11/15/2041	430,000	306,190
2.000%, 02/15/2050	1,265,000	764,930
2.000%, 08/15/2051	985,000	583,420
1.875%, 02/15/2041	400,000	285,016

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
1.875%, 02/15/2051	$620,000	$358,050
1.875%, 11/15/2051	895,000	511,723
1.750%, 08/15/2041	460,000	316,555
1.625%, 11/15/2050	1,090,000	591,751
1.375%, 11/15/2040	400,000	264,875
1.375%, 08/15/2050	1,200,000	610,359
1.250%, 05/15/2050	285,000	141,387
1.125%, 05/15/2040	250,000	161,748
1.125%, 08/15/2040	300,000	192,129
		32,285,612
U.S. Treasury Notes
4.250%, 05/15/2035	650,000	663,406
4.250%, 08/15/2035	650,000	662,594
4.000%, 11/15/2035	100,000	99,844
		1,425,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,918,761)		33,711,456
TOTAL INVESTMENTS — 98.8% (Cost $33,918,761)		$33,711,456

Percentages are based on Net Assets of $34,106,529.

As of November 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
COMMON STOCK — 97.4%
UNITED STATES — 97.4%
Communication Services — 97.4%
Alphabet, Cl A	38,881	$12,448,919
Alphabet, Cl C	32,670	10,458,320
AT&T	48,717	1,267,616
Charter Communications, Cl A *	593	118,671
Comcast, Cl A	25,087	669,572
EchoStar, Cl A *	928	68,013
Electronic Arts	1,618	326,885
Fox, Cl A	1,459	95,564
Fox, Cl B	991	57,736
Liberty Media -Liberty Formula One, Cl C *	1,444	138,595
Live Nation Entertainment *	1,122	147,487
Meta Platforms, Cl A	14,776	9,574,109
Netflix *	28,991	3,118,852
News, Cl A	2,566	65,895
Omnicom Group	1,314	94,109
Pinterest, Cl A *	4,042	105,577
Reddit, Cl A *	705	152,611
ROBLOX, Cl A *	3,854	366,246
Snap, Cl A *	7,276	55,880
Take-Two Interactive Software *	1,256	309,064
T-Mobile US	3,480	727,355
Trade Desk, Cl A *	3,040	120,262
Verizon Communications	28,695	1,179,651
Walt Disney	12,230	1,277,668
Warner Bros Discovery *	15,993	383,832

TOTAL UNITED STATES		43,328,489
TOTAL COMMON STOCK (Cost $40,138,687)		43,328,489

	Face Amount
U.S. TREASURY OBLIGATION — 29.2%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$13,000,000	12,959,407
TOTAL U.S. TREASURY OBLIGATION (Cost $12,960,516)		12,959,407

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.3%
Domestic Equity — 2.3%
Communication Services Select Sector SPDR Fund	6,500	$750,035
Direxion Daily GOOGL Bull 2X Shares	2,750	291,225
		1,041,260
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,035,188)		1,041,260
TOTAL INVESTMENTS — 128.9% (Cost $54,134,391)		$57,329,156

Percentages are based on Net Assets of $44,466,086.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,328,489	$—	$—	$43,328,489
U.S. Treasury Obligation	—	12,959,407	—	12,959,407
Exchange-Traded Funds	1,041,260	—	—	1,041,260
Total Investments in Securities	$44,369,749	$12,959,407	$—	$57,329,156

Amounts designated as “—” are $0 or have been rounded to $0. See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 95.3%
BRAZIL — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre *	105	$217,537

UNITED KINGDOM — 0.6%
Consumer Discretionary — 0.6%
Flutter Entertainment PLC *	408	85,195

UNITED STATES — 93.2%
Consumer Discretionary — 93.2%
Airbnb, Cl A *	1,005	117,575
Amazon.com *	19,779	4,612,858
APTIV PLC *	522	40,481
AutoZone *	37	146,310
Best Buy	459	36,390
Booking Holdings	80	393,175
Burlington Stores *	141	35,564
Carnival *	2,446	63,058
Carvana, Cl A *	300	112,350
Chipotle Mexican Grill, Cl A *	3,156	108,945
Darden Restaurants	275	49,385
Deckers Outdoor *	348	30,634
Dick’s Sporting Goods	149	30,779
Domino’s Pizza	83	34,829
DoorDash, Cl A *	883	175,161
DR Horton	648	103,038
DraftKings, Cl A *	1,056	35,017
eBay	1,070	88,585
Expedia Group	288	73,639
Ford Motor	9,110	120,981
Garmin	381	74,417
General Motors	2,242	164,832
Genuine Parts	321	41,858
Hilton Worldwide Holdings	554	157,907
Home Depot	2,316	826,627
Hyatt Hotels, Cl A	95	15,617
Las Vegas Sands	729	49,689
Lennar, Cl A	531	69,720
Lowe’s	1,305	316,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	244	$44,940
Marriott International, Cl A	541	164,891
McDonald’s	1,669	520,428
NIKE, Cl B	2,743	177,280
NVR *	8	60,058
O’Reilly Automotive *	1,993	202,688
PulteGroup	464	59,016
Rivian Automotive, Cl A *	1,808	30,483
Ross Stores	761	134,210
Royal Caribbean Cruises	601	160,016
Starbucks	2,643	230,232
Tapestry	479	52,345
Tesla *	6,612	2,844,284
TJX	2,605	395,752
Tractor Supply	1,227	67,215
Ulta Beauty *	102	54,961
Williams-Sonoma	289	52,023
Yum! Brands	641	98,208

TOTAL UNITED STATES		13,474,887
TOTAL COMMON STOCK (Cost $14,189,253)		13,777,619

	Face Amount
U.S. TREASURY OBLIGATION — 29.6%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$4,300,000	4,286,573
TOTAL U.S. TREASURY OBLIGATION (Cost $4,286,940)		4,286,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.7%
Domestic Equity — 2.7%
Consumer Discretionary Select Sector SPDR Fund	305	$72,120
Direxion Daily AMZN Bull 2X Shares	8,500	319,770
		391,890
TOTAL EXCHANGE-TRADED FUNDS (Cost $378,558)		391,890
TOTAL INVESTMENTS — 127.6% (Cost $18,854,751)		$18,456,082

Percentages are based on Net Assets of $14,459,074.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,777,619	$—	$—	$13,777,619
U.S. Treasury Obligation	—	4,286,573	—	4,286,573
Exchange-Traded Funds	391,890	—	—	391,890
Total Investments in Securities	$14,169,509	$4,286,573	$—	$18,456,082

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — 98.3%
UNITED STATES — 98.3%
Consumer Staples — 98.3%
Altria Group	16,310	$962,453
Archer-Daniels-Midland	4,643	282,016
Brown-Forman, Cl B	1,766	51,179
Bunge Global	1,348	129,502
Church & Dwight	2,384	203,021
Clorox	1,192	128,664
Coca-Cola	39,674	2,900,963
Colgate-Palmolive	7,440	598,102
Constellation Brands, Cl A	1,443	196,796
Costco Wholesale	4,301	3,929,351
Dollar General	2,128	232,995
Dollar Tree *	1,902	210,761
Estee Lauder, Cl A	2,250	211,658
General Mills	5,217	247,025
Hershey	1,435	269,895
Hormel Foods	2,882	66,891
J M Smucker	1,028	107,097
Kellanova	2,830	236,701
Kenvue	18,558	321,981
Keurig Dr Pepper	12,478	348,136
Kimberly-Clark	3,204	349,620
Kraft Heinz	8,590	219,131
Kroger	6,078	408,928
McCormick	2,437	164,449
Mondelez International, Cl A	12,524	721,007
Monster Beverage *	7,072	530,329
PepsiCo	11,635	1,730,590
Philip Morris International	15,080	2,374,798
Procter & Gamble	22,750	3,370,640
Sysco	4,665	355,473
Target	4,409	399,544
Tyson Foods, Cl A	2,764	160,450
Walmart	42,579	4,705,405

TOTAL UNITED STATES		27,125,551
TOTAL COMMON STOCK (Cost $26,958,836)		27,125,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X PureCapSM MSCI Consumer Staples ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 29.6%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$8,200,000	$8,174,395
TOTAL U.S. TREASURY OBLIGATION (Cost $8,175,095)		8,174,395

	Shares
EXCHANGE TRADED FUND — 1.6%
Domestic Equity — 1.6%
Consumer Staples Select Sector SPDR Fund	5,690	451,616
TOTAL EXCHANGE TRADED FUND (Cost $445,939)		451,616
TOTAL INVESTMENTS — 129.5% (Cost $35,579,870)		$35,751,562

Percentages are based on Net Assets of $27,611,271.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,125,551	$—	$—	$27,125,551
U.S. Treasury Obligation	—	8,174,395	—	8,174,395
Exchange Traded Fund	451,616	—	—	451,616
Total Investments in Securities	$27,577,167	$8,174,395	$—	$35,751,562

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Energy ETF

	Shares	Value
COMMON STOCK — 99.5%
UNITED STATES — 99.5%
Energy — 99.5%
Baker Hughes, Cl A	306	$15,361
Cheniere Energy	68	14,175
Chesapeake Energy	70	8,535
Chevron	606	91,585
ConocoPhillips	389	34,501
Coterra Energy	235	6,307
Devon Energy	188	6,967
Diamondback Energy	58	8,850
EOG Resources	168	18,119
EQT	194	11,807
Exxon Mobil	1,336	154,869
Halliburton	264	6,922
Kinder Morgan	616	16,829
Marathon Petroleum	95	18,404
Occidental Petroleum	228	9,576
ONEOK	192	13,982
Phillips 66	126	17,257
Schlumberger	463	16,779
Targa Resources	68	11,921
Texas Pacific Land	6	5,186
Valero Energy	96	16,969
Williams	376	22,910

TOTAL UNITED STATES		527,811
TOTAL COMMON STOCK (Cost $521,462)		527,811

	Face Amount
U.S. TREASURY OBLIGATION — 22.6%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$120,000	119,625
TOTAL U.S. TREASURY OBLIGATION (Cost $119,636)		119,625
TOTAL INVESTMENTS — 122.1% (Cost $641,098)		$647,436

Percentages are based on Net Assets of $530,350.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Energy ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$527,811	$—	$—	$527,811
U.S. Treasury Obligation	—	119,625	—	119,625
Total Investments in Securities	$527,811	$119,625	$—	$647,436

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — 99.4%
NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	622	$121,252

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	665	150,390

UNITED STATES — 98.8%
Information Technology — 98.8%
Accenture PLC, Cl A	1,410	352,500
Adobe *	937	299,962
Advanced Micro Devices *	3,631	789,851
Amphenol, Cl A	2,715	382,544
Analog Devices	1,105	293,201
Apple	32,800	9,146,280
Applied Materials	1,740	438,915
AppLovin, Cl A *	519	311,130
Arista Networks *	2,421	316,376
Astera Labs *	294	46,326
Atlassian, Cl A *	374	55,921
Autodesk *	479	145,300
Bentley Systems, Cl B	342	14,350
Broadcom	9,889	3,984,872
Cadence Design Systems *	590	183,986
CDW	301	43,410
Ciena *	313	63,918
Cisco Systems	8,919	686,228
Cloudflare, Cl A *	697	139,546
Cognizant Technology Solutions, Cl A	1,110	86,258
CoreWeave, Cl A *	387	28,298
Corning	1,805	151,981
Credo Technology Group Holding *	348	61,805
Crowdstrike Holdings, Cl A *	565	287,675
Datadog, Cl A *	628	100,486
Dell Technologies, Cl C	724	96,545
DocuSign, Cl A *	414	28,711
Dynatrace *	665	29,632
Entegris	326	25,148

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	108	$25,829
Fair Isaac *	63	113,767
First Solar *	234	63,863
Flex *	847	50,066
Fortinet *	1,475	119,667
Gartner *	163	37,937
Gen Digital	1,162	30,642
GoDaddy, Cl A *	303	38,742
Hewlett Packard Enterprise	2,959	64,713
HP	2,120	51,770
HubSpot *	85	31,222
Intel *	10,111	410,102
International Business Machines	2,066	637,526
Intuit	626	396,934
IonQ *	671	33,080
Jabil	256	53,942
Keysight Technologies *	388	76,805
KLA	288	338,535
Lam Research	2,880	449,280
Marvell Technology	1,910	170,754
Microchip Technology	1,171	62,742
Micron Technology	2,488	588,362
Microsoft	15,592	7,671,420
MongoDB, Cl A *	194	64,480
Monolithic Power Systems	100	92,817
Motorola Solutions	390	144,175
NetApp	411	45,851
Nutanix, Cl A *	559	26,720
NVIDIA	53,700	9,504,900
Okta, Cl A *	364	29,240
ON Semiconductor *	946	47,527
Oracle	3,799	767,208
Palantir Technologies, Cl A *	5,067	853,536
Palo Alto Networks *	1,491	283,484
PTC *	260	45,612
Pure Storage, Cl A *	687	61,116
QNITY Electronics	458	37,139
QUALCOMM	2,440	410,140
Roper Technologies	262	116,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	2,139	$493,125
Samsara, Cl A *	625	23,769
Seagate Technology Holdings	466	128,938
ServiceNow *	469	381,020
Snowflake, Cl A *	722	181,395
Strategy, Cl A *	549	97,272
Super Micro Computer *	1,132	38,318
Synopsys *	402	168,040
Teledyne Technologies *	79	39,462
Teradyne	352	64,025
Texas Instruments	2,028	341,252
Trimble *	515	41,931
Twilio, Cl A *	322	41,760
Tyler Technologies *	78	36,630
VeriSign	189	47,626
Western Digital	743	121,354
Workday, Cl A *	492	106,085
Zebra Technologies, Cl A *	96	24,264
Zoom Video Communications, Cl A *	606	51,486
Zscaler *	241	60,612

TOTAL UNITED STATES		45,128,074
TOTAL COMMON STOCK (Cost $46,177,920)		45,399,716

	Face Amount
U.S. TREASURY OBLIGATION — 29.5%
U.S. Treasury Bill 3.917%, 12/30/2025(A)	$13,500,000	13,457,846
TOTAL U.S. TREASURY OBLIGATION (Cost $13,458,997)		13,457,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025

Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.5%
Domestic Equity — 0.5%
Technology Select Sector SPDR Fund	716	$204,934
TOTAL EXCHANGE-TRADED FUND (Cost $192,876)		204,934
TOTAL INVESTMENTS — 129.4% (Cost $59,829,793)		$59,062,496

Percentages are based on Net Assets of $45,654,387.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,399,716	$—	$—	$45,399,716
U.S. Treasury Obligation	—	13,457,846	—	13,457,846
Exchange-Traded Fund	204,934	—	—	204,934
Total Investments in Securities	$45,604,650	$13,457,846	$—	$59,062,496

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.1%
Materials — 0.1%
Anglogold Ashanti	35	$2,999

BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	3	6,215

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	10	371

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	5	674

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	80	2,253

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	20	4,523

UNITED KINGDOM — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	12	2,506
Financials — 0.0%
Klarna Group PLC *	12	377

TOTAL UNITED KINGDOM		2,883
UNITED STATES — 99.3%
Communication Services — 11.1%
Alphabet, Cl A	405	129,673
Alphabet, Cl C	353	113,002
AST SpaceMobile, Cl A *	15	843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
AT&T	500	$13,010
Charter Communications, Cl A *	5	1,001
Comcast, Cl A	260	6,939
EchoStar, Cl A *	8	586
Electronic Arts	15	3,030
Fox, Cl A	15	983
Fox, Cl B	10	583
Live Nation Entertainment *	10	1,315
Meta Platforms, Cl A	151	97,840
Netflix *	290	31,198
Omnicom Group	15	1,074
Pinterest, Cl A *	40	1,045
Reddit, Cl A *	10	2,165
ROBLOX, Cl A *	40	3,801
Snap, Cl A *	75	576
Spotify Technology *	10	5,989
Take-Two Interactive Software *	10	2,461
TKO Group Holdings, Cl A	5	970
T-Mobile US	32	6,688
Trade Desk, Cl A *	30	1,187
Verizon Communications	295	12,127
Walt Disney	125	13,059
Warner Bros Discovery *	160	3,840
Warner Music Group, Cl A	10	282
		455,267
Consumer Discretionary — 10.0%
Airbnb, Cl A *	30	3,510
Amazon.com *	665	155,091
APTIV PLC *	15	1,163
AutoZone *	1	3,954
Best Buy	15	1,189
Booking Holdings	2	9,829
Carnival *	75	1,934
Carvana, Cl A *	10	3,745
Chipotle Mexican Grill, Cl A *	95	3,279
Darden Restaurants	10	1,796
Deckers Outdoor *	10	880
DoorDash, Cl A *	25	4,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	20	$3,180
DraftKings, Cl A *	35	1,161
eBay	30	2,484
Expedia Group	10	2,557
Ford Motor	270	3,586
Garmin	10	1,953
General Motors	65	4,779
Genuine Parts	10	1,304
Hilton Worldwide Holdings	15	4,276
Home Depot	70	24,984
Las Vegas Sands	25	1,704
Lennar, Cl A	15	1,970
Lennar, Cl B	1	124
Lowe’s	40	9,699
Lululemon Athletica *	5	921
Marriott International, Cl A	15	4,572
McDonald’s	50	15,591
NIKE, Cl B	80	5,170
O’Reilly Automotive *	60	6,102
PulteGroup	15	1,908
Ross Stores	20	3,527
Royal Caribbean Cruises	17	4,526
Starbucks	80	6,969
Tapestry	14	1,530
Tesla *	202	86,894
TJX	80	12,154
Tractor Supply	35	1,917
Ulta Beauty *	3	1,617
Viking Holdings *	10	668
Williams-Sonoma	10	1,800
Yum! Brands	20	3,064
		414,020
Consumer Staples — 4.7%
Altria Group	115	6,786
Archer-Daniels-Midland	35	2,126
Church & Dwight	15	1,277
Clorox	10	1,079
Coca-Cola	270	19,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Colgate-Palmolive	55	$4,422
Constellation Brands, Cl A	10	1,364
Costco Wholesale	31	28,321
Dollar General	15	1,642
Dollar Tree *	15	1,662
Estee Lauder, Cl A	15	1,411
General Mills	40	1,894
Hershey	10	1,881
Kellanova	20	1,673
Kenvue	135	2,342
Keurig Dr Pepper	90	2,511
Kimberly-Clark	25	2,728
Kraft Heinz	60	1,531
Kroger	40	2,691
McCormick	20	1,350
Mondelez International, Cl A	90	5,181
Monster Beverage *	50	3,750
PepsiCo	95	14,130
Philip Morris International	110	17,323
Procter & Gamble	165	24,446
Sysco	35	2,667
Target	30	2,719
Tyson Foods, Cl A	20	1,161
Walmart	300	33,153
		192,963
Energy — 2.9%
Baker Hughes, Cl A	70	3,514
Cheniere Energy	15	3,127
Chesapeake Energy	15	1,829
Chevron	135	20,403
ConocoPhillips	90	7,982
Coterra Energy	50	1,342
Devon Energy	40	1,482
Diamondback Energy	15	2,289
EOG Resources	40	4,314
EQT	40	2,434
Exxon Mobil	300	34,776
Halliburton	60	1,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	135	$3,688
Marathon Petroleum	20	3,875
Occidental Petroleum	55	2,310
ONEOK	45	3,277
Phillips 66	30	4,109
Schlumberger	95	3,443
Targa Resources	15	2,630
Texas Pacific Land	1	864
Valero Energy	20	3,535
Venture Global, Cl A	30	224
Williams	85	5,179
		118,199
Financials — 12.7%
Affirm Holdings, Cl A *	15	1,064
Aflac	35	3,861
Allstate	20	4,260
American Express	38	13,880
American International Group	40	3,046
Ameriprise Financial	6	2,734
Aon PLC, Cl A	13	4,601
Apollo Global Management	30	3,955
Arch Capital Group *	25	2,348
Ares Management, Cl A	15	2,353
Arthur J Gallagher	18	4,457
Bank of America	455	24,411
Bank of New York Mellon	50	5,605
Berkshire Hathaway, Cl B *	96	49,326
BlackRock Funding	11	11,520
Blackstone	50	7,321
Block, Cl A *	40	2,672
Blue Owl Capital, Cl A	40	600
Brown & Brown	20	1,609
Capital One Financial	45	9,858
Carlyle Group	15	818
Cboe Global Markets	5	1,291
Charles Schwab	120	11,128
Chubb	25	7,404
Cincinnati Financial	10	1,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	125	$12,950
Citizens Financial Group	30	1,623
CME Group, Cl A	25	7,036
Coinbase Global, Cl A *	15	4,092
Corpay *	5	1,479
Erie Indemnity, Cl A	2	591
Everest Group	3	943
Fidelity National Information Services	35	2,302
Fifth Third Bancorp	45	1,956
First Citizens BancShares, Cl A	1	1,878
Fiserv *	40	2,459
Global Payments	15	1,136
Goldman Sachs Group	21	17,347
Hartford Financial Services Group	20	2,741
Huntington Bancshares	100	1,630
Interactive Brokers Group, Cl A	30	1,951
Intercontinental Exchange	40	6,292
JPMorgan Chase	191	59,798
KKR	45	5,504
Loews	10	1,079
LPL Financial Holdings	5	1,780
M&T Bank	10	1,902
Markel Group *	1	2,080
Marsh & McLennan	35	6,421
Mastercard, Cl A	56	30,830
MetLife	40	3,062
Moody’s	10	4,908
Morgan Stanley	85	14,421
MSCI, Cl A	5	2,819
Nasdaq	30	2,728
Northern Trust	15	1,970
PayPal Holdings	70	4,388
PNC Financial Services Group	25	4,768
Principal Financial Group	15	1,272
Progressive	40	9,152
Prudential Financial	25	2,706
Raymond James Financial	15	2,348
Regions Financial	65	1,654
Robinhood Markets, Cl A *	50	6,425

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Rocket, Cl A	61	$1,219
Ryan Specialty Holdings, Cl A	5	290
S&P Global	21	10,475
SoFi Technologies *	70	2,080
State Street	20	2,380
Synchrony Financial	25	1,934
T Rowe Price Group	15	1,536
Toast, Cl A *	30	1,026
TPG, Cl A	10	591
Tradeweb Markets, Cl A	10	1,089
Travelers	15	4,393
Truist Financial	90	4,185
US Bancorp	105	5,150
Visa, Cl A	120	40,133
W R Berkley	20	1,554
Wells Fargo	225	19,316
Willis Towers Watson PLC	6	1,926
		521,496
Health Care — 9.9%
Abbott Laboratories	120	15,468
AbbVie	125	28,462
Agilent Technologies	20	3,070
Alnylam Pharmaceuticals *	10	4,512
Amgen	37	12,782
Becton Dickinson	20	3,880
Biogen *	10	1,821
Boston Scientific *	105	10,666
Bristol-Myers Squibb	140	6,888
Cardinal Health	15	3,184
Cencora	12	4,427
Centene *	35	1,377
Cigna Group	20	5,546
Cooper *	15	1,169
CVS Health	90	7,232
Danaher	45	10,205
Dexcom *	25	1,587
Edwards Lifesciences *	40	3,467
Elevance Health	15	5,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	59	$63,453
GE HealthCare Technologies	30	2,400
Gilead Sciences	85	10,696
HCA Healthcare	11	5,591
Hologic *	15	1,125
Humana	10	2,458
IDEXX Laboratories *	5	3,764
Illumina *	10	1,314
Incyte *	10	1,045
Insmed *	14	2,909
Insulet *	5	1,636
Intuitive Surgical *	25	14,337
IQVIA Holdings *	10	2,300
Johnson & Johnson	170	35,176
Labcorp Holdings	5	1,344
McKesson	9	7,930
Medtronic PLC	90	9,480
Merck	175	18,345
Mettler-Toledo International *	1	1,477
Natera *	10	2,388
Pfizer	395	10,167
Quest Diagnostics	10	1,892
Regeneron Pharmaceuticals	7	5,461
ResMed	10	2,558
Royalty Pharma, Cl A	25	1,001
STERIS PLC	5	1,331
Stryker	25	9,280
Thermo Fisher Scientific	26	15,362
UnitedHealth Group	63	20,776
Veeva Systems, Cl A *	10	2,403
Vertex Pharmaceuticals *	18	7,805
Waters *	5	2,017
West Pharmaceutical Services	5	1,386
Zimmer Biomet Holdings	15	1,463
Zoetis, Cl A	30	3,845
		406,732
Industrials — 8.1%
3M	35	6,022

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AMETEK	15	$2,968
Automatic Data Processing	30	7,659
Axon Enterprise *	5	2,701
Boeing *	50	9,450
Broadridge Financial Solutions	10	2,281
Builders FirstSource *	10	1,122
Carlisle	3	954
Carrier Global	55	3,018
Caterpillar	33	19,000
Cintas	25	4,650
Comfort Systems USA	2	1,954
Copart *	60	2,339
CSX	130	4,597
Cummins	10	4,980
Deere	17	7,896
Delta Air Lines	45	2,884
Dover	10	1,853
Eaton PLC	27	9,339
EMCOR Group	3	1,845
Emerson Electric	40	5,335
Equifax	10	2,124
Expeditors International of Washington	10	1,469
Fastenal	80	3,232
FedEx	15	4,135
Ferguson Enterprises	15	3,775
Fortive	25	1,337
GE Aerospace	75	22,384
GE Vernova	19	11,396
General Dynamics	15	5,124
HEICO	3	951
HEICO, Cl A	5	1,235
Honeywell International	45	8,649
Howmet Aerospace	30	6,138
Hubbell, Cl B	5	2,157
Illinois Tool Works	20	4,986
Ingersoll Rand	30	2,410
Jacobs Solutions	10	1,348
JB Hunt Transport Services	5	870
Johnson Controls International	45	5,234

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies	13	$3,623
Leidos Holdings	10	1,911
Lennox International	2	998
Lockheed Martin	16	7,326
Norfolk Southern	15	4,381
Northrop Grumman	10	5,722
Old Dominion Freight Line	15	2,029
Otis Worldwide	30	2,665
PACCAR	35	3,690
Parker-Hannifin	9	7,755
Paychex	20	2,234
Quanta Services	10	4,649
Republic Services, Cl A	15	3,256
Rocket Lab *	29	1,222
Rockwell Automation	8	3,167
Rollins	20	1,230
RTX	95	16,616
Southwest Airlines	35	1,218
SS&C Technologies Holdings	15	1,289
Symbotic, Cl A *	5	419
Trane Technologies PLC	15	6,322
TransDigm Group	4	5,441
TransUnion	15	1,276
Uber Technologies *	140	12,256
Union Pacific	40	9,273
United Airlines Holdings *	25	2,549
United Parcel Service, Cl B	50	4,789
United Rentals	5	4,076
Veralto	15	1,518
Verisk Analytics, Cl A	10	2,251
Vertiv Holdings, Cl A	25	4,493
Waste Management	30	6,536
Watsco	2	693
Westinghouse Air Brake Technologies	10	2,086
WW Grainger	3	2,846
Xylem	15	2,110
		335,716

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 34.2%
Accenture PLC, Cl A	47	$11,750
Adobe *	30	9,604
Advanced Micro Devices *	112	24,363
Amdocs	10	765
Amphenol, Cl A	85	11,976
Analog Devices	35	9,287
Apple	1,009	281,360
Applied Materials	55	13,874
AppLovin, Cl A *	18	10,791
Arista Networks *	70	9,148
Astera Labs *	9	1,418
Atlassian, Cl A *	10	1,495
Autodesk *	15	4,550
Bentley Systems, Cl B	10	420
Broadcom	322	129,753
Cadence Design Systems *	20	6,237
CDW	10	1,442
Ciena *	10	2,042
Circle Internet Group *	10	799
Cisco Systems	275	21,158
Cloudflare, Cl A *	20	4,004
Cognizant Technology Solutions, Cl A	35	2,720
CoreWeave *	15	1,097
Corning	55	4,631
Credo Technology Group Holding *	10	1,776
Crowdstrike Holdings, Cl A *	17	8,656
Datadog, Cl A *	20	3,200
Dell Technologies, Cl C	20	2,667
Entegris	10	771
Fair Isaac *	2	3,612
Figma *	13	468
First Solar *	5	1,365
Flex *	25	1,478
Fortinet *	45	3,651
Gartner *	5	1,164
GLOBALFOUNDRIES *	5	179
GoDaddy, Cl A *	10	1,279
Hewlett Packard Enterprise	90	1,968
HP	65	1,587

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
HubSpot *	4	$1,469
Intel *	325	13,182
International Business Machines	65	20,058
Intuit	19	12,048
IonQ *	20	986
Jabil	5	1,054
Keysight Technologies *	10	1,980
KLA	9	10,579
Lam Research	90	14,040
Marvell Technology	60	5,364
Microchip Technology	35	1,875
Micron Technology	80	18,918
Microsoft	512	251,909
MongoDB, Cl A *	5	1,662
Monolithic Power Systems	3	2,785
Motorola Solutions	11	4,066
NetApp	15	1,673
NVIDIA	1,630	288,510
Okta, Cl A *	10	803
ON Semiconductor *	30	1,507
Oracle	115	23,224
Palantir Technologies, Cl A *	145	24,425
Palo Alto Networks *	45	8,556
PTC *	10	1,754
Pure Storage, Cl A *	20	1,779
QNITY Electronics	15	1,216
QUALCOMM	75	12,607
Roper Technologies	7	3,124
Salesforce	65	14,985
Samsara, Cl A *	20	761
Seagate Technology Holdings	15	4,150
ServiceNow *	15	12,186
Snowflake, Cl A *	22	5,527
Strategy, Cl A *	20	3,544
Super Micro Computer *	35	1,185
Synopsys *	13	5,434
Teledyne Technologies *	4	1,998
Teradyne	10	1,819
Texas Instruments	65	10,938

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	15	$1,221
Tyler Technologies *	3	1,409
VeriSign	5	1,260
Western Digital	25	4,083
Workday, Cl A *	15	3,234
Zebra Technologies, Cl A *	5	1,264
Zoom Video Communications, Cl A *	20	1,699
Zscaler *	5	1,257
		1,407,612
Materials — 1.7%
Air Products & Chemicals	15	3,916
Amcor PLC	160	1,363
CF Industries Holdings	10	787
Corteva	50	3,374
CRH PLC	45	5,398
Dow	50	1,193
DuPont de Nemours	30	1,193
Ecolab	18	4,953
Freeport-McMoRan	100	4,298
International Flavors & Fragrances	20	1,390
International Paper	35	1,382
Linde PLC	33	13,541
LyondellBasell Industries, Cl A	20	980
Martin Marietta Materials	4	2,493
Newmont	80	7,258
Nucor	15	2,392
Packaging Corp of America	5	1,020
PPG Industries	15	1,501
Reliance	5	1,397
Sherwin-Williams	15	5,155
Smurfit WestRock PLC	35	1,249
Solstice Advanced Materials *	11	524
Steel Dynamics	10	1,678
Vulcan Materials	10	2,972
		71,407
Real Estate — 1.7%
American Tower ‡	35	6,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
AvalonBay Communities ‡	10	$1,819
CBRE Group, Cl A *	20	3,237
CoStar Group *	30	2,064
Crown Castle ‡	30	2,738
Digital Realty Trust ‡	25	4,003
Equinix ‡	7	5,273
Equity Residential ‡	25	1,544
Essex Property Trust ‡	5	1,318
Extra Space Storage ‡	15	1,998
Invitation Homes ‡	40	1,128
Iron Mountain ‡	20	1,727
Mid-America Apartment Communities ‡	10	1,359
ProLogis ‡	65	8,354
Public Storage ‡	10	2,745
Realty Income ‡	65	3,745
Regency Centers ‡	11	783
SBA Communications, Cl A ‡	5	971
Simon Property Group ‡	25	4,658
Sun Communities ‡	10	1,288
Ventas ‡	30	2,419
VICI Properties, Cl A ‡	75	2,162
Welltower ‡	45	9,370
Weyerhaeuser ‡	50	1,111
		72,158
Utilities — 2.3%
Alliant Energy	20	1,389
Ameren	20	2,127
American Electric Power	35	4,332
American Water Works	15	1,951
Atmos Energy	10	1,764
CenterPoint Energy	45	1,799
CMS Energy	20	1,509
Consolidated Edison	25	2,509
Constellation Energy	21	7,652
Dominion Energy	60	3,766
DTE Energy	15	2,055
Duke Energy	55	6,817
Edison International	25	1,472

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. 500 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	30	$2,926
Evergy	15	1,165
Eversource Energy	25	1,680
Exelon	70	3,298
FirstEnergy	40	1,909
NextEra Energy	145	12,512
NiSource	35	1,545
NRG Energy	15	2,542
PG&E	155	2,499
PPL	50	1,845
Public Service Enterprise Group	35	2,923
Sempra	45	4,262
Southern	75	6,834
Vistra	25	4,472
WEC Energy Group	20	2,241
Xcel Energy	40	3,284
		95,079
TOTAL UNITED STATES		4,090,649
TOTAL COMMON STOCK (Cost $4,003,002)		4,110,567
TOTAL INVESTMENTS — 99.8% (Cost $4,003,002)		$4,110,567

Percentages are based on Net Assets of $4,117,628.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — 99.9%
GHANA — 0.2%
Energy — 0.2%
Kosmos Energy *	6,610	$7,403

UNITED STATES — 99.7%
Energy — 96.2%
Amplify Energy *	472	2,596
Antero Midstream	4,758	85,692
Antero Resources *	4,124	150,237
Cheniere Energy	549	114,444
Chesapeake Energy	1,992	242,885
Civitas Resources	1,133	33,276
CNX Resources *	1,849	71,815
Comstock Resources *	1,121	30,110
Coterra Energy	8,920	239,413
Crescent Energy, Cl A	3,130	29,516
Devon Energy	3,256	120,667
Diamondback Energy	780	119,020
DT Midstream	1,027	124,739
EOG Resources	1,065	114,860
EQT	3,976	241,979
Gulfport Energy *	275	61,185
Kinder Morgan	4,308	117,695
Kinetik Holdings, Cl A	617	21,398
Magnolia Oil & Gas, Cl A	2,571	59,493
Murphy Oil	1,917	61,478
New Fortress Energy, Cl A *	2,722	3,321
Occidental Petroleum	2,745	115,290
ONEOK	1,681	122,410
Ovintiv	2,986	122,307
Permian Resources, Cl A	8,439	122,281
PrimeEnergy Resources *	10	1,836
Range Resources	3,363	132,805
SandRidge Energy	449	6,349
SM Energy	1,621	30,880
Venture Global, Cl A	6,773	50,527
Vital Energy *	416	7,459
W&T Offshore	1,420	2,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X U.S. Natural Gas ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	1,972	$120,154
		2,880,630
Utilities — 3.5%
National Fuel Gas	1,282	105,701

TOTAL UNITED STATES		2,986,331
TOTAL COMMON STOCK (Cost $2,848,011)		2,993,734
TOTAL INVESTMENTS — 99.9% (Cost $2,848,011)		$2,993,734

Percentages are based on Net Assets of $2,995,465.

*	Non-income producing security.

As of November 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

Statements of Assets and Liabilities

November 30, 2025

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Alternative Income ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$923,301,095	$2,245,790,802		$12,587,859		$155,547,303
Cost of Affiliated Investments	60,281,799	—		35,708,714		—
Investments, at Value	$1,887,202,977	$2,728,911,164	*	$14,357,915	*	$167,900,231
Affiliated Investments, at Value	66,810,405	—		31,165,348		—
Cash	2,561,125	497,461		—		—
Receivable for Capital Shares Sold	1,961,704	57,136,423		—		—
Receivable for Investment Securities Sold	—	110,394,285		—		798,752
Dividend, Interest, and Securities Lending Income Receivable	—	2,531,810		90,520		143,234
Reclaim Receivable	—	1,826,333		518		—
Prepaid Income Taxes	13,734,126	—		—		—
Total Assets	1,972,270,337	2,901,297,476		45,614,301		168,842,217
Liabilities:
Deferred Tax Liability	140,424,275	—		—		—
Obligation to Return Securities Lending Collateral	—	90,788,261		6,148,800		—
Payable for Investment Securities Purchased	1,975,866	158,814,933		—		724,190
Payable due to Investment Adviser	671,987	928,254		4,455		59,471
Payable for Capital Shares Redeemed	—	58,397,691		—		—
Cash Overdraft	—	—		40,315		6,489
Custodian Fees Payable	938	2,393		75		99
Franchise Tax Payable	10,703	—		—		—
Total Liabilities	143,083,769	308,931,532		6,193,645		790,249
Net Assets	$1,829,186,568	$2,592,365,944		$39,420,656		$168,051,968
Net Assets Consist of:
Paid-in Capital	$1,626,754,733	$2,333,010,491		$45,515,662		$226,981,794
Total Distributable Earnings (Accumulated Losses)	202,431,835	259,355,453		(6,095,006)		(58,929,826)
Net Assets	$1,829,186,568	$2,592,365,944		$39,420,656		$168,051,968
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	37,298,637	42,617,506		3,270,000		3,810,000
Net Asset Value, Offering and Redemption Price Per Share	$49.04	$60.83		$12.06		$44.11
*Includes Market Value of Securities on Loan	$—	$90,512,677		$5,967,752		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$2,348,440,152	$31,437,512	$697,740,285	$302,959,076
Investments, at Value	$2,240,902,458	$30,720,397	$738,704,366	$299,659,871
Cash	3,073,609	6,831	551,432	468,229
Dividend, Interest, and Securities Lending Income Receivable	12,572,402	81,884	1,199,245	441,567
Receivable for Investment Securities Sold	4,049,980	—	3,208,764	6,872,069
Receivable for Capital Shares Sold	—	—	—	5,866,796
Reclaim Receivable	—	672	5,602	—
Total Assets	2,260,598,449	30,809,784	743,669,409	313,308,532
Liabilities:
Payable for Investment Securities Purchased	7,567,856	—	4,061,794	5,861,125
Payable due to Investment Adviser	429,581	4,966	161,874	63,992
Payable for Capital Shares Redeemed	—	—	—	5,880,854
Custodian Fees Payable	—	20	37	216
Due to Broker	—	6,487	—	—
Total Liabilities	7,997,437	11,473	4,223,705	11,806,187
Net Assets	$2,252,601,012	$30,798,311	$739,445,704	$301,502,345
Net Assets Consist of:
Paid-in Capital	$2,951,692,975	$39,241,648	$762,437,356	$346,219,773
Total Accumulated Losses	(699,091,963)	(8,443,337)	(22,991,652)	(44,717,428)
Net Assets	$2,252,601,012	$30,798,311	$739,445,704	$301,502,345
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	118,760,000	880,002	16,010,002	13,330,000
Net Asset Value, Offering and Redemption Price Per Share	$18.97	$35.00	$46.19	$22.62

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF		Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Assets:
Cost of Investments	$118,314,964		$1,782,060,369		$23,793,024	$32,316,156
Cost of Repurchase Agreement	—		60,353,557		—	—
Investments, at Value	$141,303,931	*	$1,782,098,890	*	$24,611,582	$32,422,754
Repurchase Agreement, at Value	—		60,353,557		—	—
Cash	116,440		305,332		—	43,494
Dividend, Interest, and Securities Lending Income Receivable	138,975		18,303		44,471	265,424
Reclaim Receivable	358		—		954	—
Receivable for Capital Shares Sold	—		6,023,887		—	—
Receivable for Investment Securities Sold	—		24,948,655		—	30,077
Total Assets	141,559,704		1,873,748,624		24,657,007	32,761,749
Liabilities:
Obligation to Return Securities Lending Collateral	4,005		60,353,557		—	—
Payable due to Investment Adviser	44,594		92,701		4,955	3,226
Payable for Investment Securities Purchased	—		90,484,400		—	—
Due to Custodian	—		—		5,856	—
Total Liabilities	48,599		150,930,658		10,811	3,226
Net Assets	$141,511,105		$1,722,817,966		$24,646,196	$32,758,523
Net Assets Consist of:
Paid-in Capital	$134,840,218		$1,720,188,695		$24,647,118	$32,602,615
Total Distributable Earnings (Accumulated Losses)	6,670,887		2,629,271		(922)	155,908
Net Assets	$141,511,105		$1,722,817,966		$24,646,196	$32,758,523
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,730,000		17,159,931		700,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$37.94		$100.40		$35.21	$50.40
*Includes Market Value of Securities on Loan	$3,984		$59,194,275		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF	Global X PureCapSM MSCI Consumer Discretionary ETF
Assets:
Cost of Investments	$7,839,078	$33,918,761	$54,134,391	$18,854,751
Investments, at Value	$7,904,649	$33,711,456	$57,329,156	$18,456,082
Cash	28,691	57,257	98,539	287,537
Dividend, Interest, and Securities Lending Income Receivable	75,049	231,184	3,483	4,532
Receivable for Investment Securities Sold	—	109,947	—	—
Total Assets	8,008,389	34,109,844	57,431,178	18,748,151
Liabilities:
Payable due to Investment Adviser	786	3,315	4,565	2,134
Payable for Investment Securities Purchased	—	—	12,960,516	4,286,940
Custodian Fees Payable	—	—	11	3
Total Liabilities	786	3,315	12,965,092	4,289,077
Net Assets	$8,007,603	$34,106,529	$44,466,086	$14,459,074
Net Assets Consist of:
Paid-in Capital	$7,935,966	$34,317,979	$41,280,162	$14,932,789
Total Distributable Earnings (Accumulated Losses)	71,637	(211,450)	3,185,924	(473,715)
Net Assets	$8,007,603	$34,106,529	$44,466,086	$14,459,074
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	160,000	730,000	1,480,000	550,000
Net Asset Value, Offering and Redemption Price Per Share	$50.05	$46.72	$30.04	$26.29

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF
Assets:
Cost of Investments	$35,579,870	$641,098	$59,829,793	$4,003,002
Investments, at Value	$35,751,562	$647,436	$59,062,496	$4,110,567
Cash	20,223	102	27,892	3,441
Dividend, Interest, and Securities Lending Income Receivable	17,687	3,160	30,620	3,677
Reclaim Receivable	184	—	130	10
Total Assets	35,789,656	650,698	59,121,138	4,117,695
Liabilities:
Payable for Investment Securities Purchased	8,175,095	120,283	13,458,999	—
Payable due to Investment Adviser	3,290	65	7,752	67
Total Liabilities	8,178,385	120,348	13,466,751	67
Net Assets	$27,611,271	$530,350	$45,654,387	$4,117,628
Net Assets Consist of:
Paid-in Capital	$27,352,485	$518,106	$46,405,948	$4,003,134
Total Distributable Earnings (Accumulated Losses)	258,786	12,244	(751,561)	114,494
Net Assets	$27,611,271	$530,350	$45,654,387	$4,117,628
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,110,000	20,000	1,660,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$24.88	$26.52	$27.50	$82.35

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2025

Global X U.S. Natural Gas ETF
Assets:
Cost of Investments	$2,848,011
Investments, at Value	$2,993,734
Cash	471
Dividend, Interest, and Securities Lending Income Receivable	2,009
Total Assets	2,996,214
Liabilities:
Payable due to Investment Adviser	749
Total Liabilities	749
Net Assets	$2,995,465
Net Assets Consist of:
Paid-in Capital	$2,847,617
Total Distributable Earnings	147,848
Net Assets	$2,995,465
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	80,000
Net Asset Value, Offering and Redemption Price Per Share	$37.44

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$129,026,566	$—	$—	$—
Less: Return of Capital Distributions	(129,026,566)	—	—	—
Dividend Income	12,239,236	78,105,821	218,994	7,909,054
Dividend Income, from Affiliated Investments	—	—	2,127,119	—
Interest Income	47,534	88,865	1,843	22,479
Security Lending Income, Net	—	2,364,908	14,382	—
Less: Foreign Taxes Withheld	—	(5,238,776)	(777)	—
Total Investment Income	12,286,770	75,320,818	2,361,561	7,931,533
Expenses:
Supervision and Administration Fees(1)	8,049,696	11,686,008	174,358	2,463,077
Custodian Fees(2)	25,638	7,761	193	176
Net Expenses	8,075,334	11,693,769	174,551	2,463,253
Net Investment Income, Before Taxes	4,211,436	63,627,049	2,187,010	5,468,280
Tax Benefit/(Expense)	(1,344,024)	—	—	—
Net Investment Income, Net of Taxes	2,867,412	63,627,049	2,187,010	5,468,280
Net Realized Gain (Loss) on:
Investments(3)	32,643,040	190,500,153	1,049,500	174,800,436
Affiliated Investments	(1,220,289)	—	(950,195)	—
Tax Benefit/(Expense)	(10,028,159)	—	—	—
Capital Gain Distribution from Affiliated Investments	—	—	12,893	—
Payment from Adviser(4)	—	—	122,599	—
Net Realized Gain (Loss)	21,394,592	190,500,153	234,797	174,800,436
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,735,447)	(271,568,925)	(546,071)	(129,400,313)
Affiliated Investments	3,238,546	—	897,833	—
Tax Benefit/(Expense)	5,583,906	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(11,912,995)	(271,568,925)	351,762	(129,400,313)
Net Realized and Unrealized Gain (Loss)	9,481,597	(81,068,772)	586,559	45,400,123
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,349,009	$(17,441,723)	$2,773,569	$50,868,403

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$147,470,075	$981,450	$16,489,160	$20,281,079
Interest Income	499,124	1,070	20,396	62,364
Security Lending Income, Net	122,959	—	6,099	—
Less: Foreign Taxes Withheld	(77,156)	(154)	(2,047)	—
Total Investment Income	148,015,002	982,366	16,513,608	20,343,443
Expenses:
Supervision and Administration Fees(1)	5,334,506	60,620	1,490,876	748,250
Custodian Fees(2)	21,801	60	352	4,231
Total Expenses	5,356,307	60,680	1,491,228	752,481
Net Investment Income	142,658,695	921,686	15,022,380	19,590,962
Net Realized Gain (Loss) on:
Investments(3)	(164,995,774)	803,404	22,998,898	(4,547,211)
Net Realized Gain (Loss)	(164,995,774)	803,404	22,998,898	(4,547,211)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,916,178)	(2,627,702)	6,626,341	(14,586,658)
Net Change in Unrealized Appreciation (Depreciation)	(15,916,178)	(2,627,702)	6,626,341	(14,586,658)
Net Realized and Unrealized Gain (Loss)	(180,911,952)	(1,824,298)	29,625,239	(19,133,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,253,257)	$(902,612)	$44,647,619	$457,093

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2025

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Investment Income:
Dividend Income	$1,487,892	$—	$369,412	$—
Interest Income	420,970	58,715,224	285	628,317
Security Lending Income, Net	226	80,554	—	—
Less: Foreign Taxes Withheld	(473)	—	46	—
Total Investment Income	1,908,615	58,795,778	369,743	628,317
Expenses:
Supervision and Administration Fees(1)	508,509	962,114	32,545	19,149
Custodian Fees(2)	1,582	64	84	1
Total Expenses	510,091	962,178	32,629	19,150
Net Investment Income	1,398,524	57,833,600	337,114	609,167
Net Realized Gain (Loss) on:
Investments(3)	(5,210,057)	84,032	952,839	1,038
Net Realized Gain (Loss)	(5,210,057)	84,032	952,839	1,038
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,938,862	(76,944)	553,879	123,895
Net Change in Unrealized Appreciation (Depreciation)	11,938,862	(76,944)	553,879	123,895
Net Realized and Unrealized Gain (Loss)	6,728,805	7,088	1,506,718	124,933
Net Increase in Net Assets Resulting from Operations	$8,127,329	$57,840,688	$1,843,832	$734,100

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year or period ended November 30, 2025

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF (1)	Global X PureCapSM MSCI Consumer Discretionary ETF (1)
Investment Income:
Dividend Income	$—	$—	$37,817	$22,506
Interest Income	146,918	1,095,833	162	171
Total Investment Income	146,918	1,095,833	37,979	22,677
Expenses:
Supervision and Administration Fees(2)	4,666	28,852	17,713	10,800
Custodian Fees(3)	—	1	19	4
Total Expenses	4,666	28,853	17,732	10,804
Waiver of Supervision and Administration Fees	—	—	(7,081)	(4,312)
Net Expenses	4,666	28,853	10,651	6,492
Net Investment Income	142,252	1,066,980	27,328	16,185
Net Realized Gain (Loss) on:
Investments(4)	(6,069)	(85,961)	421,549	422,552
Net Realized Gain (Loss)	(6,069)	(85,961)	421,549	422,552
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	134,383	39,685	3,194,765	(398,669)
Net Change in Unrealized Appreciation (Depreciation)	134,383	39,685	3,194,765	(398,669)
Net Realized and Unrealized Gain (Loss)	128,314	(46,276)	3,616,314	23,883
Net Increase in Net Assets Resulting from Operations	$270,566	$1,020,704	$3,643,642	$40,068

(1)	The Fund commenced operations on July 22, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2025

	Global X PureCapSM MSCI Consumer Staples ETF (1)	Global X PureCapSM MSCI Energy ETF (1)	Global X PureCapSM MSCI Information Technology ETF (1)	Global X U.S. 500 ETF (2)
Investment Income:
Dividend Income	$106,522	$6,112	$77,976	$7,912
Interest Income	48		6 205	15
Less: Foreign Taxes Withheld	(138)	—	(57)	(12)
Total Investment Income	106,432	6,118	78,124	7,915
Expenses:
Supervision and Administration Fees(3)	12,730	346	32,915	146
Custodian Fees(4)	7	—	—	—
Total Expenses	12,737	346	32,915	146
Waiver of Supervision and Administration Fees	(5,088)	(134)	(13,162)	—
Net Expenses	7,649	212	19,753	146
Net Investment Income	98,783	5,906	58,371	7,769
Net Realized Gain (Loss) on:
Investments(5)	39,675	—	1,707,165	(840)
Net Realized Gain (Loss)	39,675	—	1,707,165	(840)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	171,692	6,338	(767,297)	107,565
Net Change in Unrealized Appreciation (Depreciation)	171,692	6,338	(767,297)	107,565
Net Realized and Unrealized Gain (Loss)	211,367	6,338	939,868	106,725
Net Increase in Net Assets Resulting from Operations	$310,150	$12,244	$998,239	$114,494

(1)	The Fund commenced operations on July 22, 2025.
(2)	The Fund commenced operations on September 23, 2025.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period November 30, 2025

Global X U.S. Natural Gas ETF (1)
Investment Income:
Dividend Income	$4,237
Total Investment Income	4,237
Expenses:
Supervision and Administration Fees(2)	758
Total Expenses	758
Net Investment Income	3,479
Net Realized Gain (Loss) on:
Investments(3)	23,869
Net Realized Gain (Loss)	23,869
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	145,723
Net Change in Unrealized Appreciation (Depreciation)	145,723
Net Realized and Unrealized Gain (Loss)	169,592
Net Increase in Net Assets Resulting from Operations	$173,071

(1)	The Fund commenced operations on October 28, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$2,867,412	$5,088,395	$63,627,049	$33,580,104
Net Realized Gain (Loss)	21,394,592	30,473,490	190,500,153	154,796,111
Net Change in Unrealized Appreciation (Depreciation)	(11,912,995)	290,517,031	(271,568,925)	505,968,916
Net Increase (Decrease) in Net Assets Resulting from Operations	12,349,009	326,078,916	(17,441,723)	694,345,131
Distributions:	(114,358,027)	(115,595,860)	(60,437,531)	(53,140,384)
Return of Capital:	(21,412,114)	(1,982,760)	(64,681,775)	(23,571,771)

Capital Share Transactions:
Issued	267,477,255	273,823,230	1,043,187,952	1,041,457,137
Redeemed	(68,968,981)	(217,088,209)	(675,894,036)	(290,665,313)
Increase in Net Assets from Capital Share Transactions	198,508,274	56,735,021	367,293,916	750,791,824
Total Increase in Net Assets	75,087,142	265,235,317	224,732,887	1,368,424,800

Net Assets:
Beginning of Year	1,754,099,426	1,488,864,109	2,367,633,057	999,208,257
End of Year	$1,829,186,568	$1,754,099,426	$2,592,365,944	$2,367,633,057

Share Transactions:
Issued	5,230,000	5,780,000	16,890,000	19,630,000
Redeemed	(1,380,000)	(4,640,000)	(11,120,000)	(4,990,000)
Net Increase in Shares Outstanding from Share Transactions	3,850,000	1,140,000	5,770,000	14,640,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$2,187,010	$1,631,301	$5,468,280	$5,761,374
Net Realized Gain (Loss)	234,797	801,305	174,800,436	63,030,654
Net Change in Unrealized Appreciation (Depreciation)	351,762	3,362,112	(129,400,313)	88,325,176
Net Increase in Net Assets Resulting from Operations	2,773,569	5,794,718	50,868,403	157,117,204
Distributions:	(2,596,445)	(2,526,973)	(5,962,377)	(6,793,472)
Return of Capital:	(252,967)	—	—	—

Capital Share Transactions:
Issued	10,316,866	3,974,072	109,093,372	161,265,915
Redeemed	(5,092,080)	(7,442,007)	(639,690,095)	(237,587,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,224,786	(3,467,935)	(530,596,723)	(76,321,569)
Total Increase (Decrease) in Net Assets	5,148,943	(200,190)	(485,690,697)	74,002,163

Net Assets:
Beginning of Year	34,271,713	34,471,903	653,742,665	579,740,502
End of Year	$39,420,656	$34,271,713	$168,051,968	$653,742,665

Share Transactions:
Issued	880,000	340,000	2,710,000	4,350,000
Redeemed	(430,000)	(640,000)	(15,000,000)	(6,430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	(300,000)	(12,290,000)	(2,080,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$142,658,695	$146,525,842	$921,686	$772,666
Net Realized Gain (Loss)	(164,995,774)	(46,123,991)	803,404	1,691,146
Net Change in Unrealized Appreciation (Depreciation)	(15,916,178)	214,747,480	(2,627,702)	4,487,308
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,253,257)	315,149,331	(902,612)	6,951,120
Distributions:	(145,380,080)	(150,870,425)	(929,190)	(909,421)
Return of Capital:	—	—	(2,827)	(38,624)

Capital Share Transactions:
Issued	318,380,884	282,860,066	8,955,656	23,507,423
Redeemed	(349,671,854)	(257,292,097)	(8,631,603)	(45,519,473)
Increase (Decrease) in Net Assets from Capital Share Transactions	(31,290,970)	25,567,969	324,053	(22,012,050)
Total Increase (Decrease) in Net Assets	(214,924,307)	189,846,875	(1,510,576)	(16,008,975)

Net Assets:
Beginning of Year	2,467,525,319	2,277,678,444	32,308,887	48,317,862
End of Year	$2,252,601,012	$2,467,525,319	$30,798,311	$32,308,887

Share Transactions:
Issued	16,750,000	14,100,000	260,000	690,000
Redeemed	(18,290,000)	(12,890,000)	(250,000)	(1,380,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,540,000)	1,210,000	10,000	(690,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$15,022,380	$6,580,479	$19,590,962	$17,107,227
Net Realized Gain (Loss)	22,998,898	50,447,176	(4,547,211)	(798,264)
Net Change in Unrealized Appreciation (Depreciation)	6,626,341	19,731,209	(14,586,658)	14,272,727
Net Increase in Net Assets Resulting from Operations	44,647,619	76,758,864	457,093	30,581,690
Distributions:	(16,147,333)	(6,630,997)	(22,004,069)	(18,281,239)
Return of Capital:	—	(710,305)	—	—

Capital Share Transactions:
Issued	601,003,593	360,956,822	88,161,639	73,596,963
Redeemed	(253,939,142)	(248,331,641)	(31,146,558)	(42,176,037)
Increase in Net Assets from Capital Share Transactions	347,064,451	112,625,181	57,015,081	31,420,926
Total Increase in Net Assets	375,564,737	182,042,743	35,468,105	43,721,377

Net Assets:
Beginning of Year	363,880,967	181,838,224	266,034,240	222,312,863
End of Year	$739,445,704	$363,880,967	$301,502,345	$266,034,240

Share Transactions:
Issued	13,610,000	9,050,000	3,760,000	3,110,000
Redeemed	(5,690,000)	(6,250,000)	(1,370,000)	(1,780,000)
Net Increase in Shares Outstanding from Share Transactions	7,920,000	2,800,000	2,390,000	1,330,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024(1)
Operations:
Net Investment Income	$1,398,524	$1,224,680	$57,833,600	$22,811,879
Net Realized Gain (Loss)	(5,210,057)	18,226,745	84,032	75,871
Net Change in Unrealized Appreciation (Depreciation)	11,938,862	9,486,447	(76,944)	112,920
Net Increase in Net Assets Resulting from Operations	8,127,329	28,937,872	57,840,688	23,000,670
Distributions:	(1,497,269)	(1,199,990)	(56,819,706)	(21,691,011)

Capital Share Transactions:
Issued	16,679,785	60,086,073	1,300,863,466	1,024,726,382
Redeemed	(18,047,646)	(46,368,091)	(479,974,379)	(237,887,858)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,367,861)	13,717,982	820,889,087	786,838,524
Total Increase in Net Assets	5,262,199	41,455,864	821,910,069	788,148,183

Net Assets:
Beginning of Year	136,248,906	94,793,042	900,907,897	112,759,714
End of Year	$141,511,105	$136,248,906	$1,722,817,966	$900,907,897

Share Transactions:
Issued	470,000	1,910,000	12,980,000	10,220,000
Redeemed	(510,000)	(1,460,000)	(4,790,000)	(2,372,569)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(40,000)	450,000	8,190,000	7,847,431

(1)	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Cash Flow Kings 100 ETF		Global X Short-Term Treasury Ladder ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$337,114	$69,710	$609,167	$28,635
Net Realized Gain (Loss)	952,839	651,691	1,038	—
Net Change in Unrealized Appreciation (Depreciation)	553,879	155,667	123,895	(17,297)
Net Increase in Net Assets Resulting from Operations	1,843,832	877,068	734,100	11,338
Distributions:	(300,176)	(78,689)	(578,090)	(11,440)

Capital Share Transactions:
Issued	28,957,297	4,864,636	28,600,889	4,001,726
Redeemed	(10,221,833)	(5,086,109)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	18,735,464	(221,473)	28,600,889	4,001,726
Total Increase in Net Assets	20,279,120	576,906	28,756,899	4,001,624

Net Assets:
Beginning of Year/Period	4,367,076	3,790,170	4,001,624	—
End of Year/Period	$24,646,196	$4,367,076	$32,758,523	$4,001,624

Share Transactions:
Issued	880,000	160,000	570,000	80,000
Redeemed	(310,000)	(170,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	570,000	(10,000)	570,000	80,000

(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Intermediate-Term Treasury Ladder ETF		Global X Long-Term Treasury Ladder ETF
	Year Ended November 30, 2025	Period Ended November 30, 2024(1)	Year Ended November 30, 2025	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$142,252	$19,261	$1,066,980	$123,895
Net Realized Gain (Loss)	(6,069)	(62)	(85,961)	(529)
Net Change in Unrealized Appreciation (Depreciation)	134,383	(68,812)	39,685	(246,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	270,566	(49,613)	1,020,704	(123,624)
Distributions:	(139,266)	(10,050)	(1,046,280)	(62,250)

Capital Share Transactions:
Issued	5,433,966	2,502,000	12,707,939	21,610,040
Increase in Net Assets from Capital Share Transactions	5,433,966	2,502,000	12,707,939	21,610,040
Total Increase in Net Assets	5,565,266	2,442,337	12,682,363	21,424,166

Net Assets:
Beginning of Year/Period	2,442,337	—	21,424,166	—
End of Year/Period	$8,007,603	$2,442,337	$34,106,529	$21,424,166

Share Transactions:
Issued	110,000	50,000	280,000	450,000
Net Increase in Shares Outstanding from Share Transactions	110,000	50,000	280,000	450,000

(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Communication Services ETF	Global X PureCapSM MSCI Consumer Discretionary ETF
	Period Ended November 30, 2025(1)	Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$27,328	$16,185
Net Realized Gain (Loss)	421,549	422,552
Net Change in Unrealized Appreciation (Depreciation)	3,194,765	(398,669)
Net Increase in Net Assets Resulting from Operations	3,643,642	40,068

Capital Share Transactions:
Issued	44,632,203	29,104,028
Redeemed	(3,809,759)	(14,685,022)
Increase in Net Assets from Capital Share Transactions	40,822,444	14,419,006
Total Increase in Net Assets	44,466,086	14,459,074

Net Assets:
Beginning of Period	—	—
End of Period	$44,466,086	$14,459,074

Share Transactions:
Issued	1,620,000	1,130,000
Redeemed	(140,000)	(580,000)

Net Increase in Shares Outstanding from Share Transactions	1,480,000	550,000

(1)	The Fund commenced operations on July 22, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF
	Period Ended November 30, 2025(1)	Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$98,783	$5,906
Net Realized Gain (Loss)	39,675	—
Net Change in Unrealized Appreciation (Depreciation)	171,692	6,338
Net Increase in Net Assets Resulting from Operations	310,150	12,244

Capital Share Transactions:
Issued	32,297,162	518,106
Redeemed	(4,996,041)	—
Increase in Net Assets from Capital Share Transactions	27,301,121	518,106
Total Increase in Net Assets	27,611,271	530,350

Net Assets:
Beginning of Period	—	—
End of Period	$27,611,271	$530,350

Share Transactions:
Issued	1,320,000	20,000
Redeemed	(210,000)	—

Net Increase in Shares Outstanding from Share Transactions	1,110,000	20,000

(1)	The Fund commenced operations on July 22, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF
	Period Ended November 30, 2025(1)	Period Ended November 30, 2025(2)
Operations:
Net Investment Income	$58,371	$7,769
Net Realized Gain (Loss)	1,707,165	(840)
Net Change in Unrealized Appreciation (Depreciation)	(767,297)	107,565
Net Increase in Net Assets Resulting from Operations	998,239	114,494

Capital Share Transactions:
Issued	89,798,297	4,003,134
Redeemed	(45,142,149)	—
Increase in Net Assets from Capital Share Transactions	44,656,148	4,003,134
Total Increase in Net Assets	45,654,387	4,117,628

Net Assets:
Beginning of Period	—	—
End of Period	$45,654,387	$4,117,628

Share Transactions:
Issued	3,380,000	50,000
Redeemed	(1,720,000)	—

Net Increase in Shares Outstanding from Share Transactions	1,660,000	50,000

(1)	The Fund commenced operations on July 22, 2025.
(2)	The Fund commenced operations on September 23, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X U.S. Natural Gas ETF
Period Ended November 30, 2025(1)
Operations:
Net Investment Income	$3,479
Net Realized Gain (Loss)	23,869
Net Change in Unrealized Appreciation (Depreciation)	145,723
Net Increase in Net Assets Resulting from Operations	173,071

Capital Share Transactions:
Issued	3,182,710
Redeemed	(360,316)
Increase in Net Assets from Capital Share Transactions	2,822,394
Total Increase in Net Assets	2,995,465

Net Assets:
Beginning of Period	—
End of Period	$2,995,465

Share Transactions:
Issued	90,000
Redeemed	(10,000)

Net Increase in Shares Outstanding from Share Transactions	80,000

(1)	The Fund commenced operations on October 28, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2025	52.44	0.12	0.27	0.39	(3.19)	—	(0.60)
2024	46.08	0.20	9.74	9.94	(3.52)	—	(0.06)
2023	42.99	(0.07)	6.48	6.41	(3.32)	—	—
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
Global X MLP & Energy Infrastructure ETF
2025	64.25	1.50	(2.00)	(0.50)	(1.41)	—	(1.51)
2024	44.99	1.17	20.64	21.81	(1.77)	—	(0.78)
2023	43.47	0.83	3.02	3.85	(2.01)	—	(0.32)
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
Global X Alternative Income ETF
2025	12.15	0.73	0.15	0.88	(0.88)	—	(0.09)
2024	11.05	0.55	1.40	1.95	(0.85)	—	—
2023	11.42	0.48	(0.04)	0.44	(0.81)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Supplemental ratio, presented for the purpose of additional analysis.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2021, 2022, 2023, 2024 and 2025 was 0.45%, 0.45%, 0.45%, 0.45% and 0.45%.
‡‡	Includes amount of tax benefit or expense associated with all components of the Statement of Operations. The amount of tax benefit or expense associated with net investment income for the years ended November 30, 2022, 2023, 2024 and 2025 is (0.01)%, (0.03)%, 0.10%, and 0.08%, respectively.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
@	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Ratio of Expenses to Average Net Assets, (Including Current and Deferred Tax Expenses/ Benefits) (%)***		Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Portfolio Turnover Rate (%)††

(3.79)	49.04	0.90	1,829,187	0.53	‡	0.77	‡‡	0.16		18.71
(3.58)	52.44	22.79	1,754,099	0.55	‡	5.83	‡‡	0.42		28.89
(3.32)	46.08	15.79	1,488,864	0.42	‡(1)	4.16	‡‡	(0.15	)(2)	42.36
(3.02)	42.99	37.69	1,378,279	0.44	‡	2.29	‡‡	(0.04)		47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)		33.79

(2.92)	60.83	(0.65)	2,592,366	0.45		—		2.45		15.46
(2.55)	64.25	50.20	2,367,633	0.45		—		2.29		23.59
(2.33)	44.99	9.42	999,208	0.45		—		2.00		24.32
(2.15)	43.47	31.26	1,090,000	0.45		—		1.85		23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25		16.88

(0.97)	12.06	7.78	39,421	0.50	(1)	—		6.27	(2)	11.07
(0.85)	12.15	18.36	34,272	0.50	(1)	—		4.75	(2)	7.16
(0.81)	11.05	4.01	34,472	0.50	(1)	—		4.29	(2)	14.38
(0.90)	11.42	(6.64)	37,216	0.50	(1)	—		5.03	(2)	18.10
(0.89)	13.16	22.52	35,921	0.63	@^(1)	—		3.77	(2)	86.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2025	40.61	0.38	3.49	3.87	(0.37)	—	—
2024	31.89	0.33	8.77	9.10	(0.38)	—	—
2023	29.52	0.38	2.27	2.65	(0.28)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
Global X U.S. Preferred ETF
2025	20.51	1.18	(1.51)	(0.33)	(1.21)	—	—
2024	19.13	1.22	1.42	2.64	(1.26)	—	—
2023	20.51	1.24	(1.36)	(0.12)	(1.26)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
Global X S&P 500® Quality Dividend ETF
2025	37.14	1.05	(2.13)	(1.08)	(1.06)	—	—
2024	30.97	0.87	6.33	7.20	(0.99)	—	(0.04)
2023	33.24	0.99	(2.23)	(1.24)	(1.03)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.37)	44.11	9.64	168,052	0.43		0.95	18.20
(0.38)	40.61	28.74	653,743	0.43		0.91	21.24
(0.28)	31.89	9.05	579,741	0.43		1.27	27.74
(0.36)	29.52	(9.45)	673,733	0.43		1.06	31.92
(0.29)	32.97	25.84	654,764	0.43		1.00	22.92

(1.21)	18.97	(1.52)	2,252,601	0.23		6.15	51.88
(1.26)	20.51	14.20	2,467,525	0.23		6.12	27.10
(1.26)	19.13	(0.51)	2,277,678	0.23		6.38	36.65
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51	33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99	47.89

(1.06)	35.00	(2.81)	30,798	0.20		3.04	69.42
(1.03)	37.14	23.69	32,309	0.20		2.57	82.76
(1.03)	30.97	(3.71)	48,318	0.20		3.16	78.89
(0.91)	33.24	10.25	61,156	0.20		3.24	78.73
(0.80)	31.02	26.45	9,615	0.20		2.60	70.66

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Adaptive U.S. Factor ETF
2025	44.98	1.20	1.32	2.52	(1.31)	—	—
2024	34.37	1.01	10.57	11.58	(0.88)	—	(0.09)
2023	32.23	0.59	2.28	2.87	(0.65)	—	(0.08)
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
Global X Variable Rate Preferred ETF
2025	24.32	1.52	(1.49)	0.03	(1.73)	—	—
2024	23.13	1.64	1.31	2.95	(1.76)	—	—
2023	23.55	1.60	(0.49)	1.11	(1.53)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
Global X Adaptive U.S. Risk Management ETF
2025	36.14	0.37	1.83	2.20	(0.40)	—	—
2024	28.55	0.33	7.60	7.93	(0.34)	—	—
2023	28.26	0.47	0.34	0.81	(0.52)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021(3)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.31)	46.19	5.81	739,446	0.27		2.72		74.51
(0.97)	44.98	34.02	363,881	0.27		2.50		95.79
(0.73)	34.37	9.13	181,838	0.27		1.89		234.57
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21

(1.73)	22.62	0.16	301,502	0.25		6.54		57.39
(1.76)	24.32	13.29	266,034	0.25		6.91		58.94
(1.53)	23.13	5.01	222,313	0.25		7.01		81.87
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17

(0.40)	37.94	6.19	141,511	0.39	(1)	1.07	(2)	364.95
(0.34)	36.14	27.98	136,249	0.39	(1)	1.02	(2)	241.46
(0.52)	28.55	2.92	94,793	0.40	(1)	1.67	(2)	574.56
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X 1-3 Month T-Bill ETF
2025	100.44	4.22	— (1)	4.22	(4.26)	—	—
2024(2)	100.44	5.13	0.12	5.25	(5.25)	—	—
2023(2)(3)	99.96	2.40	(0.08)	2.32	(1.84)	—	—
Global X U.S. Cash Flow Kings 100 ETF
2025	33.59	0.85	1.50	2.35	(0.73)	—	—
2024	27.07	0.61	6.58	7.19	(0.67)	—	—
2023(4)	25.58	0.25	1.40	1.65	(0.16)	—	—
Global X Short-Term Treasury Ladder ETF
2025	50.02	1.92	0.38	2.30	(1.92)	—	—
2024(5)	50.03	0.44	(0.28)	0.16	(0.17)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The amount of realized gain (loss) is rounded down to 0.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to in the Notes to Financial Statements.)
(3)	The Fund commenced operations on June 20, 2023.
(4)	The Fund commenced operations on July 10, 2023.
(5)	The Fund commenced operations on September 9, 2024.

 Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(4.26)	100.40	4.30	1,722,818	0.07		4.21		0.00
(5.25)	100.44	5.38	900,908	0.07		5.12		0.00
(1.84)	100.44	2.36	112,760	0.09	†	5.34	†	0.00

(0.73)	35.21	7.24	24,646	0.25		2.59		103.20
(0.67)	33.59	26.89	4,367	0.25		2.01		87.62
(0.16)	27.07	6.46	3,790	0.25	†	2.41	†	14.76

(1.92)	50.40	4.69	32,759	0.12		3.82		11.15
(0.17)	50.02	0.32	4,002	0.12	†	3.86	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Intermediate-Term Treasury Ladder ETF
2025	48.85	1.80	1.20	3.00	(1.80)	—	—
2024(1)	50.04	0.39	(1.38)	(0.99)	(0.20)	—	—
Global X Long-Term Treasury Ladder ETF
2025	47.61	2.03	(0.92)	1.11	(2.00)	—	—
2024(1)	50.16	0.45	(2.79)	(2.34)	(0.21)	—	—
Global X PureCapSM MSCI Communication Services ETF
2025(2)	24.92	0.04	5.08	5.12	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 9, 2024.
(2)	The Fund commenced operations on July 22, 2025.
(3)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(4)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.80)	50.05	6.29	8,008	0.12		0.12		3.66		10.79
(0.20)	48.85	(1.98)	2,442	0.12	†	—	†	3.50	†	0.19

(2.00)	46.72	2.51	34,107	0.12		0.12		4.44		11.82
(0.21)	47.61	(4.66)	21,424	0.12	†	—	†	4.27	†	0.43

—	30.04	20.55	44,466	0.15	†(3)	0.25	†	0.39	†(4)	5.33

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X PureCapSM MSCI Consumer Discretionary ETF
2025(1)	25.05	0.04	1.20		1.24	—	—	—
Global X PureCapSM MSCI Consumer Staples ETF
2025(1)	24.97	0.17	(0.26	)(4)	(0.09)	—	—	—
Global X PureCapSM MSCI Energy ETF
2025(1)	24.99	0.40	1.13		1.53	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 22, 2025.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	26.29	4.95	14,459	0.15	†(2)	0.25	†	0.38	†(3)	11.73

—	24.88	(0.36)	27,611	0.15	†(2)	0.25	†	1.94	†(3)	3.44

—	26.52	6.12	530	0.15	†	0.25	†	4.26	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X PureCapSM MSCI Information Technology ETF
2025(1)	24.62	0.04	2.84	2.88	—	—	—
Global X U.S. 500 ETF
2025(4)	80.10	0.16	2.09	2.25	—	—	—
Global X U.S. Natural Gas ETF
2025(5)	34.04	0.07	3.33	3.40	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 22, 2025.
(2)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	The Fund commenced operations on September 23, 2025.
(5)	The Fund commenced operations on October 28, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	27.50	11.70	45,654	0.15	†(2)	0.25	†	0.44	†(3)	2.80

—	82.35	2.81	4,118	0.02	†	0.02	†	1.06	†	1.21

—	37.44	9.99	2,995	0.45	†	0.45	†	2.07	†	0.80

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2025, the Trust had one hundred fifteen portfolios, one hundred three of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF, Global X Long-Term Treasury Ladder ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF and Global X U.S. Natural Gas ETF, (each a “Fund” and collectively, the “Funds”). Each Fund, except for the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, and the Global X U.S. Cash Flow Kings 100 ETF has elected diversified status under the 1940 Act. The Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, and the Global X U.S. Cash Flow Kings 100 ETF have each elected non-diversified status under the 1940 Act.

The Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF and Global X PureCapSM MSCI Information Technology ETF commenced operations on July 22, 2025.

The Global X U.S. 500 ETF commenced operations on September 23, 2025.

The Global X U.S. Natural Gas ETF commenced operations on October 28, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currencies exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2025, there were no securities priced using the Fair Value Procedures.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of November 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”), in its role as Custodian to the Funds (the “Custodians”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention, except for the Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Global X MLP ETF is taxed as a regular C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MLP ETF	10,000	$100	$100
Global X MLP & Energy Infrastructure ETF	10,000	100	100
Global X Alternative Income ETF	10,000	250	250
Global X Conscious Companies ETF	10,000	500	500
Global X U.S. Preferred ETF	10,000	650	650
Global X S&P 500® Quality Dividend ETF	10,000	250	250
Global X Adaptive U.S. Factor ETF	10,000	600	600
Global X Variable Rate Preferred ETF	10,000	250	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300*	1,300
Global X 1-3 Month T-Bill ETF	10,000	250	250
Global X U.S. Cash Flow Kings 100 ETF	10,000	250	250
Global X Short-Term Treasury Ladder ETF	10,000	250	250
Global X Intermediate-Term Treasury Ladder ETF	10,000	250	250
Global X Long-Term Treasury Ladder ETF	10,000	250	250
Global X PureCapSM MSCI Communication Services ETF	10,000	250	250
Global X PureCapSM MSCI Consumer Discretionary ETF	10,000	250	250
Global X PureCapSM MSCI Consumer Staples ETF	10,000	250	250
Global X PureCapSM MSCI Energy ETF	10,000	250	250
Global X PureCapSM MSCI Information Technology ETF	10,000	300	300
Global X U.S. 500 ETF	10,000	800	800
Global X U.S. Natural Gas ETF	10,000	250	250

*	The standard creation transaction fee will be $200 when the Fund Deposit Securities include only U.S. Treasury Obligations.

CASH OVERDRAFT CHARGES – Brown Brothers Harriman (“BBH”) or BNY, as appropriate, serve as custodians of the Funds (each a “Custodian,” and together the “Custodians”). Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF with respect to investments in affiliated investment companies), and

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for each of the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended November 30, 2025, the Adviser paid acquired fund fees and expenses for the Global X Alternative Income ETF of $122,599 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

For the year ended November 30, 2025, amounts waived or reimbursed are netted against the “Payable due to Investment Adviser” on the Statements of Assets and Liabilities. During the same period, the Adviser waived fees and/or reimbursed expenses as a reduction of expenses as shown as “Waiver of Supervision and Administration” on the Statements of Operations.

Any waived fees or reimbursed expenses are subject to recoupment by the Adviser within three years from the date of the waiver, provided that such recoupment does not cause the Fund’s expenses to exceed the current expense limitation or the expense limitation in effect at the time of the waiver.

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF	0.43%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X [1]-3 Month T-Bill ETF	0.07%
Global X U.S. Cash Flow Kings [1]00 ETF	0.25%
Global X Short-Term Treasury Ladder ETF	0.12%
Global X Intermediate-Term Treasury Ladder ETF	0.12%
Global X Long-Term Treasury Ladder ETF	0.12%
Global X PureCapSM MSCI Communication Services ETF(1)	0.25%
Global X PureCapSM MSCI Consumer Discretionary ETF(1)	0.25%
Global X PureCapSM MSCI Consumer Staples ETF(1)	0.25%
Global X PureCapSM MSCI Energy ETF(1)	0.25%
Global X PureCapSM MSCI Information Technology ETF(1)	0.25%
Global X U.S. 500 ETF	0.02%
Global X U.S. Natural Gas ETF	0.45%

(1)  Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, and Global X PureCapSM MSCI Information Technology ETF to the extent necessary to assure that the operating expenses of the Funds (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the average daily net assets of each Fund per year until at least April 1, 2027.

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds other than the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY serves as Custodian and transfer agent to the Trust on behalf of the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

X Long-Term Treasury Ladder ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

	Purchases	Sales and Maturities
Global X MLP ETF	$360,047,046	$585,812,212
Global X MLP & Energy Infrastructure ETF	602,378,010	761,035,096
Global X Alternative Income ETF	3,912,524	4,484,304
Global X Conscious Companies ETF	102,129,182	102,611,415
Global X U.S. Preferred ETF	1,271,345,895	1,198,138,907
Global X S&P 500® Quality Dividend ETF	21,162,435	21,140,416
Global X Adaptive U.S. Factor ETF	408,790,791	409,123,618
Global X Variable Rate Preferred ETF	185,872,511	171,793,987
Global X Adaptive U.S. Risk Management ETF	259,805,593	248,451,581
Global X 1-3 Month T-Bill ETF	8,292,187,344	4,752,717,804
Global X U.S. Cash Flow Kings 100 ETF	14,586,889	14,740,493
Global X Short-Term Treasury Ladder ETF	367,753	2,974,763
Global X Intermediate-Term Treasury Ladder ETF	–	–
Global X Long-Term Treasury Ladder ETF	687,855	84,930
Global X PureCapSM MSCI Communication Services ETF	19,280,609	4,658,291
Global X PureCapSM MSCI Consumer Discretionary ETF	8,138,729	4,018,788
Global X PureCapSM MSCI Consumer Staples ETF	10,188,263	1,943,084
Global X PureCapSM MSCI Energy ETF	173,741	49,835
Global X PureCapSM MSCI Information Technology ETF	20,916,802	6,488,882
Global X U.S. 500 ETF	73,034	49,143
Global X U.S. Natural Gas ETF	13,653	13,297

Notes to Financial Statements (Continued)

November 30, 2025

4. INVESTMENT TRANSACTIONS (continued)

For the year ended November 30, 2025, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales
Global X Adaptive U.S. Risk Management ETF	$230,119,109	$230,272,381
Global X Short-Term Treasury Ladder ETF	4,309,006	1,608,542
Global X Intermediate-Term Treasury Ladder ETF	441,440	469,202
Global X Long-Term Treasury Ladder ETF	3,019,983	2,882,833

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X MLP ETF	$271,275,686	$–	$–
Global X MLP & Energy Infrastructure ETF	1,041,299,522	525,782,186	227,949,671
Global X Alternative Income ETF	10,310,601	5,018,068	1,014,134
Global X Conscious Companies ETF	105,621,146	635,236,804	185,027,790
Global X U.S. Preferred ETF	311,526,641	347,389,037	19,332,766
Global X S&P 500® Quality Dividend ETF	8,961,316	8,633,228	519,781
Global X Adaptive U.S. Factor ETF	601,302,625	254,858,428	53,505,736
Global X Variable Rate Preferred ETF	87,575,416	31,058,005	1,526,648
Global X Adaptive U.S. Risk Management ETF	7,729,488	18,182,771	6,145,690
Global X 1-3 Month T-Bill ETF	1,300,537,716	479,395,948	7,949
Global X U.S. Cash Flow Kings 100 ETF	29,080,809	10,180,294	1,699,681
Global X Short-Term Treasury Ladder ETF	28,337,652	–	–
Global X Intermediate-Term Treasury Ladder ETF	5,375,695	–	–
Global X Long-Term Treasury Ladder ETF	12,268,463	–	–
Global X PureCapSM MSCI Communication Services ETF	42,920,713	3,830,189	457,718
Global X PureCapSM MSCI Consumer Discretionary ETF	28,924,558	14,612,299	519,844
Global X PureCapSM MSCI Consumer Staples ETF	32,286,039	4,991,024	51,483
Global X PureCapSM MSCI Energy ETF	517,192	–	–
Global X PureCapSM MSCI Information Technology ETF	88,971,238	45,276,530	1,752,274
Global X U.S. 500 ETF	3,979,978	–	–
Global X U.S. Natural Gas ETF	3,176,826	353,040	25,223

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the year ended November 30, 2025:

	Current MLP	Deferred MLP	Total MLP
Federal	$(583,234)	$4,240,153	$3,656,919
State	277,288	1,854,070	2,131,358
Valuation allowance	—	—	—
Total tax expense (benefit)	$(305,946)	$6,094,223	$5,788,277

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the year ended November 30, 2025:

MLP
Deferred tax assets:
Other	$ 2,834,404
Deferred tax liabilities:
Net unrealized gain on investment securities	(70,557,772)
Book vs tax partnership income to be recognized	(72,700,907)
Net Deferred Tax Asset/(Liability)	$ (140,424,275)

The Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Global X MLP ETF in those years.

Based upon the Global X MLP ETF’s assessment, it has been determined that it is more likely than not that the Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Global X MLP ETF’s deferred tax assets. The Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

Total income tax expense/benefit (current and deferred) during the year ended November 30, 2025, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/ (losses) on investment before taxes as follows:

For the year ended November 30, 2025:

	MLP
Income tax (benefit) at statutory rate	$3,808,830	21.00%
State income taxes (net of federal benefit)	203,138	1.12%
Permanent differences, net	1,901,680	10.48%
Effect of state tax rate change	(125,371)	-0.69%
Net income tax expense/(benefit)	$5,788,277	31.91%

The Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of the Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2025, 2024, and 2023 remain subject to examination by tax authorities in the United States. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file income tax returns in several states. The Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in Capital and Total Earnings (Accumulated/Losses) accounts during the fiscal year

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

ended November 30, 2025 are primarily attributable to redemptions in-kind, return of capital distributions, foreign currency, MLP adjustments, REIT adjustments, utilization of earnings and profits on shareholder redemptions, and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2025 and November 30, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2025	$114,358,027	$–	$21,412,114	$135,770,141
2024	115,595,860	–	1,982,760	117,578,620
Global X MLP & Energy Infrastructure ETF
2025	$60,437,531	$–	$64,681,775	$125,119,306
2024	53,140,384	–	23,571,771	76,712,155
Global X Alternative Income ETF
2025	$2,596,445	$–	$252,967	$2,849,412
2024	2,526,973	–	–	2,526,973
Global X Conscious Companies ETF
2025	$5,962,377	$–	$–	$5,962,377
2024	6,793,472	–	–	6,793,472
Global X U.S. Preferred ETF
2025	$145,380,080	$–	$–	$145,380,080
2024	150,870,425	–	–	150,870,425
Global X S&P 500® Quality Dividend ETF
2025	$929,190	$–	$2,827	$932,017
2024	909,421	–	38,624	948,045
Global X Adaptive U.S. Factor ETF
2025	$16,147,333	$–	$–	$16,147,333
2024	6,630,997	–	710,305	7,341,302
Global X Variable Rate Preferred ETF
2025	$22,004,069	$–	$–	$22,004,069
2024	18,281,239	–	–	18,281,239
Global X Adaptive U.S. Risk Management ETF
2025	$1,497,269	$–	$–	$1,497,269
2024	1,199,990	–	–	1,199,990
Global X 1-3 Month T-Bill ETF
2025	$56,819,706	$–	$–	$56,819,706
2024	21,691,011	–	–	21,691,011
Global X U.S. Cash Flow Kings 100 ETF
2025	$300,176	$–	$–	$300,176
2024	78,689	–	–	78,689
Global X Short-Term Treasury Ladder ETF
2025	$578,090	$–	$–	$578,090
2024	11,440	–	–	11,440

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Intermediate-Term Treasury Ladder ETF
2025	$139,266	$–	$–	$139,266
2024	10,050	–	–	10,050
Global X Long-Term Treasury Ladder ETF
2025	$1,046,280	$–	$–	$1,046,280
2024	62,250	–	–	62,250
Global X PureCapSM MSCI Communication Services ETF
2025	$–	$–	$–	$–
Global X PureCapSM MSCI Consumer Discretionary ETF
2025	$–	$–	$–	$–
Global X PureCapSM MSCI Consumer Staples ETF
2025	$–	$–	$–	$–
Global X PureCapSM MSCI Energy ETF
2025	$–	$–	$–	$–
Global X PureCapSM MSCI Information Technology ETF
2025	$–	$–	$–	$–
Global X U.S. 500 ETF
2025	$–	$–	$–	$–
Global X U.S. Natural Gas ETF
2025	$–	$–	$–	$–

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF
Capital Loss Carryforwards	$(125,885,201)	$(1,552,973)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	385,240,656	(4,542,043)
Other Temporary Differences	(2)	10
Total Distributable Earnings (Accumulated Losses)	$259,355,453	$(6,095,006)

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

	Global X Conscious Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$2,398,034	$5,328,788	$–
Capital Loss Carryforwards	(71,667,815)	(526,202,276)	(7,624,736)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	10,339,955	(178,209,632)	(818,598)
Other Temporary Differences	–	(8,843)	(3)
Total Accumulated Losses	$(58,929,826)	$(699,091,963)	$(8,443,337)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$325,751	$1,751,726	$982,725
Capital Loss Carryforwards	(52,360,589)	(38,915,544)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	29,043,189	(7,995,180)	5,688,164
Other Temporary Differences	(3)	441,570	(2)
Total Distributable Earnings (Accumulated Losses)	$(22,991,652)	$(44,717,428)	$6,670,887

	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Undistributed Ordinary Income	$2,593,007	$41,169	$49,308
Capital Loss Carryforwards	–	(465,853)	–
Unrealized Appreciation on Investments and Foreign Currency	36,265	423,757	106,598
Other Temporary Differences	(1)	5	2
Total Distributable Earnings (Accumulated Losses)	$2,629,271	$(922)	$155,908

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF	Global X PureCapSM MSCI Communication Services ETF
Undistributed Ordinary Income	$12,197	$82,454	$27,327
Capital Loss Carryforwards	(6,131)	(84,632)	(31,101)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	65,571	(209,270)	3,189,697
Other Temporary Differences	–	(2)	1
Total Distributable Earnings (Accumulated Losses)	$71,637	$(211,450)	$3,185,924

	Global X PureCapSM MSCI Consumer Discretionary ETF	Global X PureCapSM MSCI Consumer Staples ETF	Global X PureCapSM MSCI Energy ETF
Undistributed Ordinary Income	$16,186	$98,782	$5,906
Capital Loss Carryforwards	(27,356)	(2,667)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(462,545)	162,670	6,338
Other Temporary Differences	–	1	–
Total Distributable Earnings (Accumulated Losses)	$(473,715)	$258,786	$12,244

	Global X PureCapSM MSCI Information Technology ETF	Global X U.S. 500 ETF	Global X U.S. Natural Gas ETF
Undistributed Ordinary Income	$58,371	$7,886	$3,479
Capital Loss Carryforwards	(19,444)	(856)	(1,040)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(790,487)	107,465	145,410
Other Temporary Differences	(1)	(1)	(1)
Total Distributable Earnings (Accumulated Losses)	$(751,561)	$114,494	$147,848

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$1,306,369,402	$651,339,819	$(3,695,839)	$647,643,980
Global X MLP & Energy Infrastructure ETF	2,343,670,508	533,549,427	(148,308,771)	385,240,656
Global X Alternative Income ETF	50,065,306	1,836,061	(6,378,104)	(4,542,043)
Global X Conscious Companies ETF	157,560,276	23,751,417	(13,411,462)	10,339,955
Global X U.S. Preferred ETF	2,419,112,090	38,552,181	(216,761,813)	(178,209,632)
Global X S&P 500® Quality Dividend ETF	31,538,995	2,461,058	(3,279,656)	(818,598)
Global X Adaptive U.S. Factor ETF	709,661,178	60,905,679	(31,862,490)	29,043,189
Global X Variable Rate Preferred ETF	307,655,050	3,690,318	(11,685,498)	(7,995,180)
Global X Adaptive U.S. Risk Management ETF	135,615,767	26,525,976	(20,837,812)	5,688,164
Global X 1-3 Month T-Bill ETF	1,842,416,182	51,658	(15,393)	36,265
Global X U.S. Cash Flow Kings 100 ETF	24,187,826	1,760,283	(1,336,526)	423,757
Global X Short-Term Treasury Ladder ETF	32,316,156	106,728	(130)	106,598
Global X Intermediate-Term Treasury Ladder ETF	7,839,078	71,991	(6,420)	65,571
Global X Long-Term Treasury Ladder ETF	33,920,726	291,721	(500,991)	(209,270)
Global X PureCapSM MSCI Communication Services ETF	54,139,459	5,226,528	(2,036,831)	3,189,697
Global X PureCapSM MSCI Consumer Discretionary ETF	18,918,627	174,001	(636,546)	(462,545)
Global X PureCapSM MSCI Consumer Staples ETF	35,588,892	743,398	(580,728)	162,670
Global X PureCapSM MSCI Energy ETF	641,098	16,527	(10,189)	6,338
Global X PureCapSM MSCI Information Technology ETF	59,852,983	1,679,482	(2,469,969)	(790,487)
Global X U.S. 500 ETF	4,003,103	247,248	(139,783)	107,465
Global X U.S. Natural Gas ETF	2,848,325	153,920	(8,510)	145,410

Notes to Financial Statements (Continued)

November 30, 2025

5. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for the Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, Global X Variable Rate Preferred ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF, and Global X U.S. Natural Gas ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, Global X Variable Rate Preferred ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF, and Global X U.S. Natural Gas ETF use a representative sampling strategy.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Notes to Financial Statements (Continued)

November 30, 2025

6. CONCENTRATION OF RISKS (continued)

Because each Fund’s underlying index may concentrate its investments in a particular industry or group of industries, the Fund will similarly concentrate its investments to approximately the same extent. In addition, if the underlying index has significant exposure to one or more sectors, the Fund’s portfolio will likely reflect that exposure. As a result, the Fund may be more volatile than a fund that invests across a broader range of industries or sectors, and its performance may be significantly affected by economic, regulatory, or market conditions impacting those specific industries or sectors.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

The Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, Global X PureCapSM MSCI Information Technology ETF, Global X U.S. 500 ETF and Global X U.S. Natural Gas ETF are new funds, with no or limited operating history, which may result in additional risks for investors in the Funds. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (Continued)

November 30, 2025

7. LOANS OF PORTFOLIO SECURITIES

On or about August 15, 2025, BBH was replaced by Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) as the securities lending agent for the Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Adaptive U.S. Factor ETF, Global X Consicious Companies ETF, Global X Adaptive U.S. Risk Management ETF, Global X PureCapSM MSCI Information Technology ETF, Global X PureCapSM MSCI Communication Services ETF, and Global X PureCapSM MSCI Consumer Discretionary ETF. Prior to August 15, 2025, BBH served as the Securities Lending Agent for these Funds. Additionally, MUTB serves as the Securities Lending Agent for the Global X PureCapSM MSCI Energy ETF and Global X PureCapSM MSCI Consumer Staples ETF.

BNY (together with MUTB, each a “Securities Lending Agent”) serves as the securities lending agent for the Global X 1-3 Month T-Bill ETF and Global X U.S. 500 ETF.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreements with BBH and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY or MUTB, as applicable, and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)

November 30, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MLP & Energy Infrastructure ETF	$90,512,677	$90,512,677	$—	$—
Global X Alternative Income ETF	5,967,752	5,967,752	—	—
Global X Adaptive U.S. Risk Management ETF	3,984	3,984	—	—
Global X 1-3 Month T-Bill ETF	59,194,275	59,194,275	—	—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at November 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

November 30, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MLP & Energy Infrastructure ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	90,788,261	—	—	—	90,788,261
Total	$90,788,261	$—	$—	$—	$90,788,261
Global X Alternative Income ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	6,148,800	—	—	—	6,148,800
Total	$6,148,800	$—	$—	$—	$6,148,800
Global X Adaptive U.S. Risk Management ETF
Repurchase Agreements	$—	$—	$—	$—	$—
Short-Term Investments	4,005	—	—	—	4,005
Total	$4,005	$—	$—	$—	$4,005
Global X 1-3 Month T-Bill ETF
Repurchase Agreements	$60,353,557	$—	$—	$—	$60,353,557
Total	$60,353,557	$—	$—	$—	$60,353,557

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective June 14, 2024 the Global X 1-3 Month T-Bill ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on June 13, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of

Notes to Financial Statements (Concluded)

November 30, 2025

9. REVERSE SHARE SPLIT (continued)

the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended has been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for- 3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended has been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-one funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-one of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X MLP ETF (1)
Global X MLP & Energy Infrastructure ETF (1)
Global X Alternative Income ETF (1)
Global X Conscious Companies ETF (1)
Global X U.S. Preferred ETF (1)
Global X S&P 500® Quality Dividend ETF (1)
Global X Adaptive U.S. Factor ETF (1)
Global X Variable Rate Preferred ETF (1)
Global X Adaptive U.S. Risk Management ETF (1)
Global X 1-3 Month T-Bill ETF (1)
Global X U.S. Cash Flow Kings 100 ETF (1)
Global X Short-Term Treasury Ladder ETF (2)
Global X Intermediate-Term Treasury Ladder ETF (2)
Global X Long-Term Treasury Ladder ETF (2)
Global X PureCapSM MSCI Communication Services ETF (3)
Global X PureCapSM MSCI Consumer Discretionary ETF (3)
Global X PureCapSM MSCI Consumer Staples ETF (3)
Global X PureCapSM MSCI Energy ETF (3)
Global X PureCapSM MSCI Information Technology ETF (3)
Global X U.S. 500 ETF (4)
Global X U.S. Natural Gas ETF (5)
(1) Statements of operations for the year ended November 30, 2025 and statements of changes in net assets for each of the two years in the period ended November 30, 2025

(2) Statements of operations for the year ended November 30, 2025 and statements of changes in net assets for the year ended November 30, 2025 and the period September 9, 2024 (commencement of operations) through November 30, 2024

Report of Independent Registered Public Accounting Firm (Concluded)

(3) Statements of operations and statements of changes in net assets for the period July 22, 2025 (commencement of operations) through November 30, 2025

(4) Statement of operations and statement of changes in net assets for the period September 23, 2025 (commencement of operations) through November 30, 2025

(5) Statement of operations and statement of changes in net assets for the period October 28, 2025 (commencement of operations) through November 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2025, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MLP ETF
14.31%	0.00%	85.69%	100.00%	85.69%	85.69%
Global X MLP & Energy Infrastructure ETF
51.70%	0.00%	48.30%	100.00%	69.90%	100.00%
Global X Alternative Income ETF
8.88%	0.00%	91.12%	100.00%	85.83%	85.80%
Global X Conscious Companies ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X U.S. Preferred ETF
0.00%	0.00%	100.00%	100.00%	70.56%	71.79%
Global X S&P 500® Quality Dividend ETF
0.30%	0.00%	99.70%	100.00%	95.48%	100.00%
Global X Adaptive U.S. Factor ETF
0.00%	0.00%	100.00%	100.00%	79.08%	83.18%
Global X Variable Rate Preferred ETF
0.00%	0.00%	100.00%	100.00%	76.02%	78.09%
Global X Adaptive U.S. Risk Management ETF
0.00%	0.00%	100.00%	100.00%	84.90%	86.59%
Global X 1-3 Month T-Bill ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X U.S. Cash Flow Kings 100 ETF
0.00%	0.00%	100.00%	100.00%	86.83%	98.40%
Global X Short-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Intermediate-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Long-Term Treasury Ladder ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
GLOBAL X PureCapSM MSCI Communication Services ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X PureCapSM MSCI Consumer Discretionary ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X PureCapSM MSCI Consumer Staples ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X PureCapSM MSCI Energy ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure CapSM MSCI Information Technology ETF
0.00%	0.00%	00.00%	00.00%	0.00%	0.00%
Global X U.S. 500 ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. Natural Gas ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (UNAUDITED)

U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X MLP ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF
0.00%	0.53%	0.00%	0.00%	0.00%
Global X Alternative Income ETF
0.00%	0.14%	0.00%	0.00%	0.00%
Global X Conscious Companies ETF
0.00%	0.33%	0.00%	0.00%	0.00%
Global X U.S. Preferred ETF
0.08%	1.22%	0.00%	3.68%	0.00%
Global X S&P 500® Quality Dividend ETF
0.00%	0.11%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Factor ETF
0.00%	0.11%	0.00%	3.22%	0.00%
Global X Variable Rate Preferred ETF
0.00%	1.05%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Risk Management ETF
20.85%	15.36%	0.00%	3.56%	0.00%
Global X 1-3 Month T-Bill ETF
100.00%	99.71%	100.00%	0.00%	0.00%
Global X U.S. Cash Flow Kings 100 ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Short-Term Treasury Ladder ETF
100.00%	99.61%	0.00%	0.00%	0.00%
Global X Intermediate-Term Treasury Ladder ETF
100.00%	99.66%	0.00%	0.00%	0.00%
Global X Long-Term Treasury Ladder ETF
100.00%	99.73%	100.00%	0.00%	0.00%
GLOBAL X Pure CapSM MSCI Communication Services ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure CapSM MSCI Consumer Discretionary ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure CapSM MSCI Consumer Staples ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure CapSM MSCI Energy ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure CapSM MSCI Information Technology ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. 500 ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Natural Gas ETF
0.00%	0.00%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (UNAUDITED)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Renewal and Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in-person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At Board meetings (the “New Fund Board Meetings”) of the Global X Funds (the “Trust”) held on March 4, 2025, with respect to the Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Communication Services ETF, and Global X PureCapSM MSCI Information Technology ETF, May 22, 2025, with respect to the Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, and Global X U.S. 500 ETF, and July 31, 2025 with respect to the Global X U.S. Natural Gas ETF (each a “New Fund,” and together the “New Funds”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of each New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meetings, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each a “Renewal Fund” and together, the “Renewal Funds”) included in this Form N-CSR; and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds. With respect to this factor, the Board considered:

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•	each New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meetings that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the respective New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund. With respect to this factor, the Board considered:

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of each New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Funds for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Funds compared to the average and median of each New Fund’s peer group. With respect to the Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Information Technology ETF, Global X PureCapSM MSCI Consumer Staples ETF, Global X PureCapSM MSCI Energy ETF, at the respective New Fund Board Meetings, the Board noted that each New Fund’s proposed Management Fee was 5 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were expected to be 4 basis points higher than the peer group average and 16 basis points higher than the peer group median, and that Global X Management believed that the proposed fees and expenses were appropriate in light of the operational complexities of each New Fund and the increased exposure to specific sectors and were in line with the range of fees and expenses of the comparable funds. With respect to the Global X U.S. Natural Gas ETF, the Board noted that the New Fund’s proposed Management Fee was 2 basis points lower than the peer group average and 5 basis points higher than the peer group median and its total expenses were expected to be 6 basis points lower than the peer group average and 5 basis points higher than the peer group median, and that Global X Management believed

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

the proposed fees and expenses were in line with the range of fees and expenses of the comparable funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meetings that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in seeking to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meetings that the proposed unitary Management Fee for each New Fund appropriately addressed economies of scale.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	each Renewal Fund’s investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

•	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

•	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

•	the impact of prevailing market conditions on the performance of each Renewal Fund in light of the Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X U.S. Preferred ETF had returned negative performance for the one-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the three- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X S&P 500 Quality Dividend ETF had returned negative performance for the one-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the three- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Long-Term Treasury Ladder ETF had returned negative performance for the one-year and since-inception periods ending September 30, 2025, but that the Renewal Fund had limited performance history and that for each of those periods, the Renewal Fund outperformed its underlying index;

•	the Global X PureCapSM MSCI Consumer Staples ETF had returned negative performance for the since-inception period ending September 30, 2025, but that the Renewal Fund had limited performance history and that the Renewal Fund’s performance was in line with that of its underlying index; and

•	as of September 30, 2025, the Global X U.S. 500 ETF and Global X U.S. Natural Gas ETF were new funds and meaningful data relating to the investment performance of those Renewal Funds was not available.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds, and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees,

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X Conscious Companies ETF’s Management Fee 25 was basis points higher than the peer group average and 28 basis points higher than the peer group median and its total expenses were 24 basis points higher than the peer group average and 28 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s differentiated approach and the analytical nature of the underlying index, and that the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Short-Term Treasury Ladder ETF’s Management Fee and total expenses were 4 basis points higher than the peer group average and 7 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Intermediate-Term Treasury Ladder ETF’s Management Fee and total expenses were 4 basis points higher than the peer group average and 7 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Long-Term Treasury Ladder ETF’s Management Fee and total expenses were 4 basis points higher, respectively, than the peer group average and 7 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X PureCapSM MSCI Consumer Staples ETF’s Management Fee was 6 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were 5 basis points lower than the peer group average and 6 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund and believed the fees and expenses were appropriate in light of the Renewal Fund’s operational complexities and increased exposure to specific sectors, and that the fees and expenses were within the range of the comparable funds;

•	the Global X PureCapSM MSCI Energy ETF’s Management Fee was 6 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were 5 basis points lower than the peer group average and 6 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund, and that Global X Management believed the fees and expenses were appropriate in light of the

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Renewal Fund’s operational complexities and increased exposure to specific sectors and were within the range of the fees and expenses of the comparable funds;

•	the Global X PureCapSM MSCI Communication Services ETF’s Management Fee was 6 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were 5 basis points lower than the peer group average and 6 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s operational complexities and increased exposure to specific sectors and were within the range of the fees and expenses of the comparable funds;

•	the Global X PureCapSM MSCI Consumer Discretionary ETF’s Management Fee was 6 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were 5 basis points lower than the peer group average and 6 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X PureCapSM MSCI Information Technology ETF’s Management Fee was 6 basis points higher than the peer group average and 17 basis points higher than the peer group median and its total expenses were 5 basis points lower than the peer group average and 6 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds; and

•	the Global X U.S. Natural Gas ETF’s Management Fee was 5 basis points lower than the peer group average and 5 basis points higher than the peer group median and its total expenses were 8 basis points lower than the peer group average and 4 basis points lower than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

through the implementation of expense limitations. With respect to this factor, the Board also considered:

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors;

•	with respect to the Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Communication Services ETF, and Global X PureCapSM MSCI Information Technology ETF, Global X PureCapSM MSCI Consumer Staples ETF and Global X PureCapSM MSCI Energy ETF, that Global X Management had agreed to extend the expense limitation in place for each Renewal Fund; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationship with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 5, 2026